UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

January 31, 2024

One Choice® Blend+ 2015 Portfolio	One Choice® Blend+ 2045 Portfolio
Investor Class (AAAFX)	Investor Class (AADHX)
I Class (AAAHX)	I Class (AADJX)
A Class (AAAJX)	A Class (AADKX)
R Class (AAAKX)	R Class (AADLX)
R6 Class (AAALX)	R6 Class (AADMX)
One Choice® Blend+ 2020 Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio
Investor Class (AACSX)
I Class (AACUX)
A Class (AACVX)
R Class (AACWX)
R6 Class (AACZX)
The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Second-Half Rally Lifted Six-Month Returns

Elevated inflation, restrictive central bank policy, rising interest rates and economic uncertainty pummeled stocks in the first half of the six-month period. But a second-half rally left U.S. and global stocks with six-month gains.
Markets were generally cautious early in the reporting period. After lifting rates to a 22-year high range of 5.25% to 5.5% in July, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Investors resumed a higher-for-longer interest rate outlook. Treasury yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Nevertheless, the July rate hike proved to be the Fed’s last. Policymakers held rates steady through December when they penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, yields declined and markets rallied. The Fed remained on pause following its January meeting. But Fed Board Chair Jerome Powell cautioned that although rate cuts were likely in 2024, they weren’t imminent, with inflation still above target. Elsewhere, central banks in Europe and the U.K. hiked rates early in the six-month period before pausing through January.

The late-period rally more than offset the earlier sell-off, and global stocks posted gains for the six months. U.S. stocks outperformed global and emerging markets indices. With central banks concluding their tightening campaigns, government bond yields declined overall, and U.S. and global bonds advanced.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Portfolio Characteristics

Portfolio Composition as a % of net assets as of January 31, 2024
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Domestic Fixed Income Funds	49.0%	48.1%	43.3%	36.9%
Domestic Equity Funds	27.4%	27.9%	31.0%	35.8%
International Fixed Income Funds	13.8%	13.7%	13.2%	12.1%
International Equity Funds	9.8%	10.2%	12.2%	15.0%
Other Assets and Liabilities	—	0.1%	0.3%	0.2%

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Domestic Fixed Income Funds	29.8%	23.4%	17.6%	12.5%
Domestic Equity Funds	41.4%	46.4%	51.8%	56.5%
International Fixed Income Funds	10.5%	8.8%	6.6%	4.7%
International Equity Funds	18.3%	21.4%	24.0%	26.3%
Other Assets and Liabilities	—(1)	—	—	—

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Domestic Fixed Income Funds	9.6%	7.4%	7.4%
Domestic Equity Funds	59.3%	61.3%	61.3%
International Fixed Income Funds	3.6%	2.8%	2.8%
International Equity Funds	27.5%	28.5%	28.5%
Other Assets and Liabilities	—	—	—
(1)Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice Blend+ 2015 Portfolio
Actual
Investor Class	$1,000	$1,037.00	$2.92	0.57%
I Class	$1,000	$1,039.10	$1.90	0.37%
A Class	$1,000	$1,036.60	$4.20	0.82%
R Class	$1,000	$1,035.10	$5.47	1.07%
R6 Class	$1,000	$1,039.50	$1.13	0.22%
Hypothetical
Investor Class	$1,000	$1,022.27	$2.90	0.57%
I Class	$1,000	$1,023.28	$1.88	0.37%
A Class	$1,000	$1,021.01	$4.17	0.82%
R Class	$1,000	$1,019.76	$5.43	1.07%
R6 Class	$1,000	$1,024.03	$1.12	0.22%
One Choice Blend+ 2020 Portfolio
Actual
Investor Class	$1,000	$1,037.40	$2.92	0.57%
I Class	$1,000	$1,039.50	$1.90	0.37%
A Class	$1,000	$1,035.90	$4.20	0.82%
R Class	$1,000	$1,035.50	$5.47	1.07%
R6 Class	$1,000	$1,039.90	$1.13	0.22%
Hypothetical
Investor Class	$1,000	$1,022.27	$2.90	0.57%
I Class	$1,000	$1,023.28	$1.88	0.37%
A Class	$1,000	$1,021.01	$4.17	0.82%
R Class	$1,000	$1,019.76	$5.43	1.07%
R6 Class	$1,000	$1,024.03	$1.12	0.22%
One Choice Blend+ 2025 Portfolio
Actual
Investor Class	$1,000	$1,037.70	$2.92	0.57%
I Class	$1,000	$1,038.60	$1.90	0.37%
A Class	$1,000	$1,036.20	$4.20	0.82%
R Class	$1,000	$1,035.80	$5.48	1.07%
R6 Class	$1,000	$1,039.10	$1.13	0.22%
Hypothetical
Investor Class	$1,000	$1,022.27	$2.90	0.57%
I Class	$1,000	$1,023.28	$1.88	0.37%
A Class	$1,000	$1,021.01	$4.17	0.82%
R Class	$1,000	$1,019.76	$5.43	1.07%
R6 Class	$1,000	$1,024.03	$1.12	0.22%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice Blend+ 2030 Portfolio
Actual
Investor Class	$1,000	$1,036.00	$2.97	0.58%
I Class	$1,000	$1,036.90	$1.95	0.38%
A Class	$1,000	$1,034.50	$4.24	0.83%
R Class	$1,000	$1,034.10	$5.52	1.08%
R6 Class	$1,000	$1,037.40	$1.18	0.23%
Hypothetical
Investor Class	$1,000	$1,022.22	$2.95	0.58%
I Class	$1,000	$1,023.23	$1.93	0.38%
A Class	$1,000	$1,020.96	$4.22	0.83%
R Class	$1,000	$1,019.71	$5.48	1.08%
R6 Class	$1,000	$1,023.98	$1.17	0.23%
One Choice Blend+ 2035 Portfolio
Actual
Investor Class	$1,000	$1,032.20	$2.96	0.58%
I Class	$1,000	$1,033.20	$1.94	0.38%
A Class	$1,000	$1,031.80	$4.24	0.83%
R Class	$1,000	$1,030.30	$5.51	1.08%
R6 Class	$1,000	$1,034.70	$1.18	0.23%
Hypothetical
Investor Class	$1,000	$1,022.22	$2.95	0.58%
I Class	$1,000	$1,023.23	$1.93	0.38%
A Class	$1,000	$1,020.96	$4.22	0.83%
R Class	$1,000	$1,019.71	$5.48	1.08%
R6 Class	$1,000	$1,023.98	$1.17	0.23%
One Choice Blend+ 2040 Portfolio
Actual
Investor Class	$1,000	$1,028.30	$2.96	0.58%
I Class	$1,000	$1,029.30	$1.94	0.38%
A Class	$1,000	$1,027.90	$4.23	0.83%
R Class	$1,000	$1,026.40	$5.50	1.08%
R6 Class	$1,000	$1,030.80	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,022.22	$2.95	0.58%
I Class	$1,000	$1,023.23	$1.93	0.38%
A Class	$1,000	$1,020.96	$4.22	0.83%
R Class	$1,000	$1,019.71	$5.48	1.08%
R6 Class	$1,000	$1,023.98	$1.17	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice Blend+ 2045 Portfolio
Actual
Investor Class	$1,000	$1,025.30	$2.95	0.58%
I Class	$1,000	$1,026.20	$1.94	0.38%
A Class	$1,000	$1,023.80	$4.22	0.83%
R Class	$1,000	$1,022.30	$5.49	1.08%
R6 Class	$1,000	$1,027.70	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,022.22	$2.95	0.58%
I Class	$1,000	$1,023.23	$1.93	0.38%
A Class	$1,000	$1,020.96	$4.22	0.83%
R Class	$1,000	$1,019.71	$5.48	1.08%
R6 Class	$1,000	$1,023.98	$1.17	0.23%
One Choice Blend+ 2050 Portfolio
Actual
Investor Class	$1,000	$1,024.70	$2.95	0.58%
I Class	$1,000	$1,025.70	$1.93	0.38%
A Class	$1,000	$1,023.20	$4.22	0.83%
R Class	$1,000	$1,021.80	$5.49	1.08%
R6 Class	$1,000	$1,026.20	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,022.22	$2.95	0.58%
I Class	$1,000	$1,023.23	$1.93	0.38%
A Class	$1,000	$1,020.96	$4.22	0.83%
R Class	$1,000	$1,019.71	$5.48	1.08%
R6 Class	$1,000	$1,023.98	$1.17	0.23%
One Choice Blend+ 2055 Portfolio
Actual
Investor Class	$1,000	$1,024.10	$2.95	0.58%
I Class	$1,000	$1,025.00	$1.93	0.38%
A Class	$1,000	$1,022.60	$4.22	0.83%
R Class	$1,000	$1,021.10	$5.49	1.08%
R6 Class	$1,000	$1,025.50	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,022.22	$2.95	0.58%
I Class	$1,000	$1,023.23	$1.93	0.38%
A Class	$1,000	$1,020.96	$4.22	0.83%
R Class	$1,000	$1,019.71	$5.48	1.08%
R6 Class	$1,000	$1,023.98	$1.17	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice Blend+ 2060 Portfolio
Actual
Investor Class	$1,000	$1,022.80	$2.95	0.58%
I Class	$1,000	$1,024.90	$1.93	0.38%
A Class	$1,000	$1,022.40	$4.22	0.83%
R Class	$1,000	$1,020.90	$5.49	1.08%
R6 Class	$1,000	$1,025.30	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,022.22	$2.95	0.58%
I Class	$1,000	$1,023.23	$1.93	0.38%
A Class	$1,000	$1,020.96	$4.22	0.83%
R Class	$1,000	$1,019.71	$5.48	1.08%
R6 Class	$1,000	$1,023.98	$1.17	0.23%
One Choice Blend+ 2065 Portfolio
Actual
Investor Class	$1,000	$1,024.10	$2.95	0.58%
I Class	$1,000	$1,025.10	$1.93	0.38%
A Class	$1,000	$1,021.60	$4.22	0.83%
R Class	$1,000	$1,021.20	$5.49	1.08%
R6 Class	$1,000	$1,025.60	$1.17	0.23%
Hypothetical
Investor Class	$1,000	$1,022.22	$2.95	0.58%
I Class	$1,000	$1,023.23	$1.93	0.38%
A Class	$1,000	$1,020.96	$4.22	0.83%
R Class	$1,000	$1,019.71	$5.48	1.08%
R6 Class	$1,000	$1,023.98	$1.17	0.23%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedules of Investments

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2015 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 49.0%
Avantis Core Fixed Income Fund G Class	164,856	$1,393,037
Avantis Short-Term Fixed Income Fund G Class	33,111	314,228
High Income Fund G Class	22,059	188,382
Inflation-Adjusted Bond Fund G Class	24,234	252,279
Short Duration Inflation Protection Bond Fund G Class	30,898	313,617
		2,461,543
Domestic Equity Funds — 27.4%
American Century Low Volatility ETF	4,749	233,746
Avantis U.S. Equity Fund G Class	25,068	392,309
Avantis U.S. Small Cap Value Fund G Class	2,542	40,265
Focused Large Cap Value Fund G Class	31,115	313,644
Growth Fund G Class	4,917	256,054
Heritage Fund G Class	809	20,802
Mid Cap Value Fund G Class	4,973	76,777
Small Cap Growth Fund G Class(2)	1,945	40,099
		1,373,696
International Fixed Income Funds — 13.8%
Emerging Markets Debt Fund G Class	7,066	62,604
Global Bond Fund G Class	72,332	630,014
		692,618
International Equity Funds — 9.8%
Avantis International Equity Fund G Class	17,973	203,998
Focused International Growth Fund G Class	6,922	109,984
Global Real Estate Fund G Class	3,944	46,656
International Value Fund G Class	15,754	129,022
		489,660
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,852,481)		5,017,517
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$5,017,517

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2020 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Fixed Income Funds — 48.1%
Avantis Core Fixed Income Fund G Class	597,552	$5,049,319
Avantis Short-Term Fixed Income Fund G Class	111,465	1,057,806
High Income Fund G Class	85,327	728,688
Inflation-Adjusted Bond Fund G Class	87,566	911,559
Short Duration Inflation Protection Bond Fund G Class	108,308	1,099,328
		8,846,700
Domestic Equity Funds — 27.9%
American Century Low Volatility ETF	16,613	817,693
Avantis U.S. Equity Fund G Class	94,619	1,480,790
Avantis U.S. Small Cap Value Fund G Class	9,394	148,804
Focused Large Cap Value Fund G Class	117,378	1,183,174
Growth Fund G Class	18,580	967,447
Heritage Fund G Class	3,451	88,693
Mid Cap Value Fund G Class	18,792	290,147
Small Cap Growth Fund G Class(2)	7,300	150,521
		5,127,269
International Fixed Income Funds — 13.7%
Emerging Markets Debt Fund G Class	28,341	251,103
Global Bond Fund G Class	261,338	2,276,254
		2,527,357
International Equity Funds — 10.2%
Avantis Emerging Markets Equity Fund G Class	2,062	22,087
Avantis International Equity Fund G Class	67,276	763,581
Focused International Growth Fund G Class	26,041	413,787
Global Real Estate Fund G Class	15,160	179,348
International Small-Mid Cap Fund G Class	978	9,163
International Value Fund G Class	58,664	480,461
		1,868,427
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $17,544,405)		18,369,753
OTHER ASSETS AND LIABILITIES — 0.1%		9,712
TOTAL NET ASSETS — 100.0%		$18,379,465

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 99.7%
Domestic Fixed Income Funds — 43.3%
Avantis Core Fixed Income Fund G Class	1,318,543	$11,141,685
Avantis Short-Term Fixed Income Fund G Class	151,098	1,433,923
High Income Fund G Class	241,088	2,058,893
Inflation-Adjusted Bond Fund G Class	185,786	1,934,027
Short Duration Inflation Protection Bond Fund G Class	191,329	1,941,993
		18,510,521
Domestic Equity Funds — 31.0%
American Century Low Volatility ETF	28,774	1,416,259
Avantis U.S. Equity Fund G Class	262,182	4,103,155
Avantis U.S. Small Cap Value Fund G Class	25,071	397,132
Focused Large Cap Value Fund G Class	308,243	3,107,093
Growth Fund G Class	51,530	2,683,167
Heritage Fund G Class	14,276	366,892
Mid Cap Value Fund G Class	48,696	751,862
Small Cap Growth Fund G Class(2)	19,463	401,332
		13,226,892
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	90,625	802,933
Global Bond Fund G Class	554,774	4,832,083
		5,635,016
International Equity Funds — 12.2%
Avantis Emerging Markets Equity Fund G Class	34,779	372,482
Avantis International Equity Fund G Class	172,330	1,955,940
Focused International Growth Fund G Class	67,037	1,065,217
Global Real Estate Fund G Class	42,123	498,317
International Small-Mid Cap Fund G Class	11,378	106,612
International Value Fund G Class	146,930	1,203,355
		5,201,923
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $41,267,470)		42,574,352
OTHER ASSETS AND LIABILITIES — 0.3%		149,356
TOTAL NET ASSETS — 100.0%		$42,723,708

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 99.8%
Domestic Fixed Income Funds — 36.9%
Avantis Core Fixed Income Fund G Class	1,478,559	$12,493,825
Avantis Short-Term Fixed Income Fund G Class	79,630	755,687
High Income Fund G Class	318,097	2,716,550
Inflation-Adjusted Bond Fund G Class	192,350	2,002,364
Short Duration Inflation Protection Bond Fund G Class	155,315	1,576,449
		19,544,875
Domestic Equity Funds — 35.8%
American Century Low Volatility ETF	26,361	1,297,491
Avantis U.S. Equity Fund G Class	394,710	6,177,218
Avantis U.S. Small Cap Value Fund G Class	36,298	574,963
Focused Dynamic Growth Fund G Class(2)	7,204	379,142
Focused Large Cap Value Fund G Class	442,850	4,463,923
Growth Fund G Class	70,452	3,668,425
Heritage Fund G Class	27,859	715,984
Mid Cap Value Fund G Class	69,560	1,074,008
Small Cap Growth Fund G Class(2)	28,183	581,134
		18,932,288
International Equity Funds — 15.0%
Avantis Emerging Markets Equity Fund G Class	87,211	934,026
Avantis International Equity Fund G Class	238,724	2,709,516
Emerging Markets Fund G Class	10,974	110,944
Focused International Growth Fund G Class	94,057	1,494,565
Global Real Estate Fund G Class	63,811	754,889
International Small-Mid Cap Fund G Class	30,462	285,425
International Value Fund G Class	183,395	1,502,001
Non-U.S. Intrinsic Value Fund G Class	13,552	121,424
		7,912,790
International Fixed Income Funds — 12.1%
Emerging Markets Debt Fund G Class	135,164	1,197,551
Global Bond Fund G Class	595,852	5,189,867
		6,387,418
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $51,024,294)		52,777,371
OTHER ASSETS AND LIABILITIES — 0.2%		117,050
TOTAL NET ASSETS — 100.0%		$52,894,421

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 41.4%
American Century Low Volatility ETF	11,652	$573,513
Avantis U.S. Equity Fund G Class	392,039	6,135,416
Avantis U.S. Small Cap Value Fund G Class	35,148	556,746
Focused Dynamic Growth Fund G Class(2)	37,568	1,977,228
Focused Large Cap Value Fund G Class	420,252	4,236,144
Growth Fund G Class	39,036	2,032,608
Heritage Fund G Class	33,385	858,005
Mid Cap Value Fund G Class	65,821	1,016,280
Small Cap Growth Fund G Class(2)	27,306	563,053
		17,948,993
Domestic Fixed Income Funds — 29.8%
Avantis Core Fixed Income Fund G Class	1,064,506	8,995,077
Avantis Short-Term Fixed Income Fund G Class	23,969	227,467
High Income Fund G Class	251,209	2,145,326
Inflation-Adjusted Bond Fund G Class	104,163	1,084,333
Short Duration Inflation Protection Bond Fund G Class	46,583	472,819
		12,925,022
International Equity Funds — 18.3%
Avantis Emerging Markets Equity Fund G Class	90,813	972,607
Avantis International Equity Fund G Class	216,777	2,460,417
Emerging Markets Fund G Class	54,096	546,914
Focused International Growth Fund G Class	86,286	1,371,082
Global Real Estate Fund G Class	63,789	754,621
International Small-Mid Cap Fund G Class	44,495	416,914
International Value Fund G Class	101,494	831,233
Non-U.S. Intrinsic Value Fund G Class	66,318	594,213
		7,948,001
International Fixed Income Funds — 10.5%
Emerging Markets Debt Fund G Class	119,498	1,058,748
Global Bond Fund G Class	401,747	3,499,214
		4,557,962
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $41,715,248)		43,379,978
OTHER ASSETS AND LIABILITIES†		13,886
TOTAL NET ASSETS — 100.0%		$43,393,864

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.4%
Avantis U.S. Equity Fund G Class	425,360	$6,656,882
Avantis U.S. Small Cap Value Fund G Class	37,155	588,530
Focused Dynamic Growth Fund G Class(2)	65,482	3,446,323
Focused Large Cap Value Fund G Class	440,954	4,444,813
Growth Fund G Class	18,620	969,531
Heritage Fund G Class	41,288	1,061,110
Mid Cap Value Fund G Class	68,854	1,063,106
Small Cap Growth Fund G Class(2)	28,881	595,536
		18,825,831
Domestic Fixed Income Funds — 23.4%
Avantis Core Fixed Income Fund G Class	838,814	7,087,982
High Income Fund G Class	207,894	1,775,415
Inflation-Adjusted Bond Fund G Class	62,969	655,506
		9,518,903
International Equity Funds — 21.4%
Avantis Emerging Markets Equity Fund G Class	105,858	1,133,741
Avantis International Equity Fund G Class	218,384	2,478,654
Emerging Markets Fund G Class	93,476	945,038
Focused International Growth Fund G Class	87,100	1,384,019
Global Real Estate Fund G Class	69,847	826,291
International Small-Mid Cap Fund G Class	60,061	562,773
International Value Fund G Class	47,750	391,074
Non-U.S. Intrinsic Value Fund G Class	109,930	984,977
		8,706,567
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund G Class	107,993	956,817
Global Bond Fund G Class	300,858	2,620,477
		3,577,294
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $38,816,668)		40,628,595
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$40,628,595

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 51.8%
Avantis U.S. Equity Fund G Class	653,881	$10,233,240
Avantis U.S. Small Cap Value Fund G Class	57,413	909,416
Focused Dynamic Growth Fund G Class(2)	127,382	6,704,135
Focused Large Cap Value Fund G Class	675,512	6,809,165
Heritage Fund G Class	62,955	1,617,947
Mid Cap Value Fund G Class	105,503	1,628,974
Small Cap Growth Fund G Class(2)	44,525	918,114
		28,820,991
International Equity Funds — 24.0%
Avantis Emerging Markets Equity Fund G Class	119,211	1,276,746
Avantis International Equity Fund G Class	334,542	3,797,054
Emerging Markets Fund G Class	188,660	1,907,349
Focused International Growth Fund G Class	133,678	2,124,138
Global Real Estate Fund G Class	107,409	1,270,649
International Small-Mid Cap Fund G Class	92,893	870,403
Non-U.S. Intrinsic Value Fund G Class	236,998	2,123,499
		13,369,838
Domestic Fixed Income Funds — 17.6%
Avantis Core Fixed Income Fund G Class	858,902	7,257,725
High Income Fund G Class	213,718	1,825,151
Inflation-Adjusted Bond Fund G Class	64,909	675,700
		9,758,576
International Fixed Income Funds — 6.6%
Emerging Markets Debt Fund G Class	111,529	988,149
Global Bond Fund G Class	308,716	2,688,919
		3,677,068
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $53,294,655)		55,626,473
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$55,626,473

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.5%
Avantis U.S. Equity Fund G Class	489,153	$7,655,251
Avantis U.S. Small Cap Value Fund G Class	42,881	679,236
Focused Dynamic Growth Fund G Class(2)	95,439	5,022,929
Focused Large Cap Value Fund G Class	506,947	5,110,026
Heritage Fund G Class	47,240	1,214,065
Mid Cap Value Fund G Class	79,193	1,222,742
Small Cap Growth Fund G Class(2)	33,321	687,087
		21,591,336
International Equity Funds — 26.3%
Avantis Emerging Markets Equity Fund G Class	89,599	959,611
Avantis International Equity Fund G Class	251,063	2,849,569
Emerging Markets Fund G Class	141,894	1,434,548
Focused International Growth Fund G Class	100,140	1,591,221
Global Real Estate Fund G Class	80,651	954,100
International Small-Mid Cap Fund G Class	69,600	652,153
Non-U.S. Intrinsic Value Fund G Class	177,527	1,590,643
		10,031,845
Domestic Fixed Income Funds — 12.5%
Avantis Core Fixed Income Fund G Class	421,204	3,559,173
High Income Fund G Class	104,665	893,843
Inflation-Adjusted Bond Fund G Class	31,647	329,448
		4,782,464
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund G Class	54,517	483,016
Global Bond Fund G Class	151,285	1,317,689
		1,800,705
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $36,138,138)		38,206,350
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$38,206,350

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.3%
Avantis U.S. Equity Fund G Class	321,716	$5,034,855
Avantis U.S. Small Cap Value Fund G Class	28,256	447,576
Focused Dynamic Growth Fund G Class(2)	62,651	3,297,317
Focused Large Cap Value Fund G Class	333,223	3,358,888
Heritage Fund G Class	30,998	796,642
Mid Cap Value Fund G Class	52,015	803,109
Small Cap Growth Fund G Class(2)	21,954	452,686
		14,191,073
International Equity Funds — 27.5%
Avantis Emerging Markets Equity Fund G Class	58,924	631,080
Avantis International Equity Fund G Class	165,106	1,873,950
Emerging Markets Fund G Class	93,299	943,256
Focused International Growth Fund G Class	65,847	1,046,309
Global Real Estate Fund G Class	53,043	627,498
International Small-Mid Cap Fund G Class	45,735	428,541
Non-U.S. Intrinsic Value Fund G Class	116,732	1,045,921
		6,596,555
Domestic Fixed Income Funds — 9.6%
Avantis Core Fixed Income Fund G Class	201,999	1,706,888
High Income Fund G Class	50,102	427,870
Inflation-Adjusted Bond Fund G Class	15,197	158,201
		2,292,959
International Fixed Income Funds — 3.6%
Emerging Markets Debt Fund G Class	26,281	232,846
Global Bond Fund G Class	72,569	632,076
		864,922
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $22,465,046)		23,945,509
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$23,945,509

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.3%
Avantis U.S. Equity Fund G Class	217,713	$3,407,211
Avantis U.S. Small Cap Value Fund G Class	19,083	302,282
Focused Dynamic Growth Fund G Class(2)	42,453	2,234,275
Focused Large Cap Value Fund G Class	225,642	2,274,476
Heritage Fund G Class	21,014	540,052
Mid Cap Value Fund G Class	35,251	544,275
Small Cap Growth Fund G Class(2)	14,821	305,601
		9,608,172
International Equity Funds — 28.5%
Avantis Emerging Markets Equity Fund G Class	39,869	427,002
Avantis International Equity Fund G Class	111,754	1,268,409
Emerging Markets Fund G Class	63,059	637,527
Focused International Growth Fund G Class	44,562	708,091
Global Real Estate Fund G Class	35,897	424,667
International Small-Mid Cap Fund G Class	30,927	289,789
Non-U.S. Intrinsic Value Fund G Class	79,001	707,846
		4,463,331
Domestic Fixed Income Funds — 7.4%
Avantis Core Fixed Income Fund G Class	101,422	857,018
High Income Fund G Class	25,365	216,613
Inflation-Adjusted Bond Fund G Class	7,644	79,577
		1,153,208
International Fixed Income Funds — 2.8%
Emerging Markets Debt Fund G Class	13,249	117,382
Global Bond Fund G Class	36,504	317,952
		435,334
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $14,581,209)		15,660,045
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$15,660,045

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.3%
Avantis U.S. Equity Fund G Class	86,952	$1,360,792
Avantis U.S. Small Cap Value Fund G Class	7,614	120,611
Focused Dynamic Growth Fund G Class(2)	16,968	893,027
Focused Large Cap Value Fund G Class	90,166	908,877
Heritage Fund G Class	8,399	215,853
Mid Cap Value Fund G Class	14,081	217,406
Small Cap Growth Fund G Class(2)	5,917	122,004
		3,838,570
International Equity Funds — 28.5%
Avantis Emerging Markets Equity Fund G Class	15,931	170,619
Avantis International Equity Fund G Class	44,654	506,825
Emerging Markets Fund G Class	25,194	254,710
Focused International Growth Fund G Class	17,804	282,905
Global Real Estate Fund G Class	14,340	169,639
International Small-Mid Cap Fund G Class	12,353	115,747
Non-U.S. Intrinsic Value Fund G Class	31,562	282,798
		1,783,243
Domestic Fixed Income Funds — 7.4%
Avantis Core Fixed Income Fund G Class	40,544	342,599
High Income Fund G Class	10,131	86,520
Inflation-Adjusted Bond Fund G Class	3,050	31,754
		460,873
International Fixed Income Funds — 2.8%
Emerging Markets Debt Fund G Class	5,289	46,863
Global Bond Fund G Class	14,588	127,062
		173,925
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,778,649)		6,256,611
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$6,256,611

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $4,852,481 and $17,544,405, respectively)	$5,017,517	$18,369,753
Cash	—	7,849
Receivable for investments sold	1,578	—
Receivable for capital shares sold	—	254,717
Distributions receivable from affiliates	6,591	24,492
	5,025,686	18,656,811

Liabilities
Payable for investments purchased	6,591	270,418
Payable for capital shares redeemed	498	3,418
Accrued management fees	1,077	3,501
Distribution and service fees payable	3	9
	8,169	277,346

Net Assets	$5,017,517	$18,379,465

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,175,485	$18,260,126
Distributable earnings (loss)	(157,968)	119,339
	$5,017,517	$18,379,465

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2015 Portfolio
Investor Class, $0.01 Par Value	$560,111	58,941	$9.50
I Class, $0.01 Par Value	$373,126	39,281	$9.50
A Class, $0.01 Par Value	$5,084	535	$9.50
R Class, $0.01 Par Value	$5,307	559	$9.49
R6 Class, $0.01 Par Value	$4,073,889	428,701	$9.50
One Choice Blend+ 2020 Portfolio
Investor Class, $0.01 Par Value	$854,069	89,158	$9.58
I Class, $0.01 Par Value	$11,366	1,187	$9.58
A Class, $0.01 Par Value	$10,213	1,067	$9.57
R Class, $0.01 Par Value	$17,400	1,818	$9.57
R6 Class, $0.01 Par Value	$17,486,417	1,825,030	$9.58
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.08 and $10.15 (net asset value divided by 0.9425) for One Choice Blend+ 2015 Portfolio and One Choice Blend+ 2020 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $41,267,470 and $51,024,294, respectively)	$42,574,352	$52,777,371
Cash	8,218	20,696
Receivable for investments sold	15,281	1,488
Receivable for capital shares sold	4,186,274	4,525,432
Distributions receivable from affiliates	48,336	56,581
	46,832,461	57,381,568

Liabilities
Payable for investments purchased	4,057,985	4,463,460
Payable for capital shares redeemed	42,545	13,100
Accrued management fees	8,202	10,481
Distribution and service fees payable	21	106
	4,108,753	4,487,147

Net Assets	$42,723,708	$52,894,421

Net Assets Consist of:
Capital (par value and paid-in surplus)	$42,536,784	$52,612,669
Distributable earnings (loss)	186,924	281,752
	$42,723,708	$52,894,421

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$4,679,847	492,553	$9.50
I Class, $0.01 Par Value	$5,170	544	$9.50
A Class, $0.01 Par Value	$12,045	1,268	$9.50
R Class, $0.01 Par Value	$46,397	4,886	$9.50
R6 Class, $0.01 Par Value	$37,980,249	3,997,444	$9.50
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$5,032,681	527,667	$9.54
I Class, $0.01 Par Value	$5,192	544	$9.54
A Class, $0.01 Par Value	$7,926	831	$9.54
R Class, $0.01 Par Value	$248,753	26,080	$9.54
R6 Class, $0.01 Par Value	$47,599,869	4,987,422	$9.54
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.08 and $10.12 (net asset value divided by 0.9425) for One Choice Blend+ 2025 Portfolio and One Choice Blend+ 2030 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $41,715,248 and $38,816,668, respectively)	$43,379,978	$40,628,595
Cash	22,850	—
Receivable for capital shares sold	1,115,836	160,603
Distributions receivable from affiliates	41,621	34,641
	44,560,285	40,823,839

Liabilities
Payable for investments purchased	1,151,627	150,524
Payable for capital shares redeemed	5,287	35,657
Accrued management fees	9,380	8,920
Distribution and service fees payable	127	143
	1,166,421	195,244

Net Assets	$43,393,864	$40,628,595

Net Assets Consist of:
Capital (par value and paid-in surplus)	$43,845,485	$39,966,172
Distributable earnings (loss)	(451,621)	662,423
	$43,393,864	$40,628,595

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$5,568,491	585,304	$9.51
I Class, $0.01 Par Value	$30,103	3,164	$9.51
A Class, $0.01 Par Value	$147,654	15,518	$9.52
R Class, $0.01 Par Value	$229,232	24,111	$9.51
R6 Class, $0.01 Par Value	$37,418,384	3,932,439	$9.52
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$3,861,773	402,652	$9.59
I Class, $0.01 Par Value	$5,218	544	$9.59
A Class, $0.01 Par Value	$103,923	10,839	$9.59
R Class, $0.01 Par Value	$299,128	31,196	$9.59
R6 Class, $0.01 Par Value	$36,358,553	3,789,306	$9.60
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.10 and $10.18 (net asset value divided by 0.9425) for One Choice Blend+ 2035 Portfolio and One Choice Blend+ 2040 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $53,294,655 and $36,138,138, respectively)	$55,626,473	$38,206,350
Receivable for capital shares sold	10,010,341	322,504
Distributions receivable from affiliates	29,239	16,958
	65,666,053	38,545,812

Liabilities
Payable for investments purchased	9,752,023	275,324
Payable for capital shares redeemed	277,661	56,189
Accrued management fees	9,763	7,821
Distribution and service fees payable	133	128
	10,039,580	339,462

Net Assets	$55,626,473	$38,206,350

Net Assets Consist of:
Capital (par value and paid-in surplus)	$54,826,482	$37,031,973
Distributable earnings (loss)	799,991	1,174,377
	$55,626,473	$38,206,350

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$3,718,606	385,053	$9.66
I Class, $0.01 Par Value	$15,169	1,571	$9.66
A Class, $0.01 Par Value	$8,978	930	$9.65
R Class, $0.01 Par Value	$315,092	32,642	$9.65
R6 Class, $0.01 Par Value	$51,568,628	5,339,753	$9.66
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$2,218,127	228,231	$9.72
I Class, $0.01 Par Value	$25,407	2,614	$9.72
A Class, $0.01 Par Value	$83,755	8,619	$9.72
R Class, $0.01 Par Value	$252,273	25,974	$9.71
R6 Class, $0.01 Par Value	$35,626,788	3,665,762	$9.72
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.24 and $10.31 (net asset value divided by 0.9425) for One Choice Blend+ 2045 Portfolio and One Choice Blend+ 2050 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $22,465,046 and $14,581,209, respectively)	$23,945,509	$15,660,045
Receivable for capital shares sold	529,816	859,755
Distributions receivable from affiliates	7,925	3,936
	24,483,250	16,523,736

Liabilities
Payable for investments purchased	440,069	859,049
Payable for capital shares redeemed	92,682	1,206
Accrued management fees	4,879	3,365
Distribution and service fees payable	111	71
	537,741	863,691

Net Assets	$23,945,509	$15,660,045

Net Assets Consist of:
Capital (par value and paid-in surplus)	$23,385,666	$14,985,171
Distributable earnings (loss)	559,843	674,874
	$23,945,509	$15,660,045

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$1,646,363	168,372	$9.78
I Class, $0.01 Par Value	$5,323	544	$9.78
A Class, $0.01 Par Value	$25,159	2,573	$9.78
R Class, $0.01 Par Value	$255,956	26,193	$9.77
R6 Class, $0.01 Par Value	$22,012,708	2,248,942	$9.79
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$1,811,260	184,019	$9.84
I Class, $0.01 Par Value	$12,416	1,262	$9.84
A Class, $0.01 Par Value	$23,702	2,410	$9.83
R Class, $0.01 Par Value	$159,929	16,269	$9.83
R6 Class, $0.01 Par Value	$13,652,738	1,387,385	$9.84
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.38 and $10.43 (net asset value divided by 0.9425) for One Choice Blend+ 2055 Portfolio and One Choice Blend+ 2060 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

JANUARY 31, 2024 (UNAUDITED)
One Choice Blend+ 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $5,778,649)	$6,256,611
Receivable for capital shares sold	50,183
Distributions receivable from affiliates	1,652
6,308,446

Liabilities
Payable for investments purchased	42,441
Payable for capital shares redeemed	7,136
Accrued management fees	2,069
Distribution and service fees payable	189
51,835

Net Assets	$6,256,611

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,090,567
Distributable earnings (loss)	166,044
$6,256,611

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$2,614,520	267,447	$9.78
I Class, $0.01 Par Value	$5,363	549	$9.77
A Class, $0.01 Par Value	$110,004	11,266	$9.76
R Class, $0.01 Par Value	$424,081	43,426	$9.77
R6 Class, $0.01 Par Value	$3,102,643	317,493	$9.77
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.36 (net asset value divided by 0.9425) for One Choice Blend+ 2065 Portfolio. A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$102,196	$375,535

Expenses:
Management fees	6,391	19,795
Distribution and service fees:
A Class	6	12
R Class	13	35
Directors' fees and expenses	80	266
	6,490	20,108
Fees waived	(306)	(1,013)
	6,184	19,095

Net investment income (loss)	96,012	356,440

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(149,723)	(349,720)
Capital gain distributions received from underlying funds	15,816	65,708
	(133,907)	(284,012)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	197,240	845,092

Net realized and unrealized gain (loss) on affiliates	63,333	561,080

Net Increase (Decrease) in Net Assets Resulting from Operations	$159,345	$917,520

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$737,170	$961,378

Expenses:
Management fees	44,117	54,459
Distribution and service fees:
A Class	10	13
R Class	88	593
Directors' fees and expenses	543	678
	44,758	55,743
Fees waived	(1,668)	(1,533)
	43,090	54,210

Net investment income (loss)	694,080	907,168

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(253,103)	(275,569)
Capital gain distributions received from underlying funds	146,361	226,842
	(106,742)	(48,727)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,006,756	1,303,434

Net realized and unrealized gain (loss) on affiliates	900,014	1,254,707

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,594,094	$2,161,875

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$824,482	$785,123

Expenses:
Management fees	50,949	46,309
Distribution and service fees:
A Class	91	80
R Class	579	675
Directors' fees and expenses	629	592
	52,248	47,656
Fees waived	(677)	—
	51,571	47,656

Net investment income (loss)	772,911	737,467

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(331,473)	(361,530)
Capital gain distributions received from underlying funds	179,744	163,150
	(151,729)	(198,380)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	918,950	946,992

Net realized and unrealized gain (loss) on affiliates	767,221	748,612

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,540,132	$1,486,079

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$890,967	$698,664

Expenses:
Management fees	51,144	40,038
Distribution and service fees:
A Class	8	52
R Class	722	564
Directors' fees and expenses	676	527
	52,550	41,181

Net investment income (loss)	838,417	657,483

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(234,313)	(121,330)
Capital gain distributions received from underlying funds	177,344	155,799
	(56,969)	34,469

Change in net unrealized appreciation (depreciation) on investments in underlying funds	806,572	803,105

Net realized and unrealized gain (loss) on affiliates	749,603	837,574

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,588,020	$1,495,057

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$413,220	$266,539

Expenses:
Management fees	24,258	17,054
Distribution and service fees:
A Class	18	22
R Class	554	278
Directors' fees and expenses	307	205
	25,137	17,559

Net investment income (loss)	388,083	248,980

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(74,104)	(44,952)
Capital gain distributions received from underlying funds	98,054	65,602
	23,950	20,650

Change in net unrealized appreciation (depreciation) on investments in underlying funds	543,938	297,289

Net realized and unrealized gain (loss) on affiliates	567,888	317,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$955,971	$566,919

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$108,363

Expenses:
Management fees	10,192
Distribution and service fees:
A Class	70
R Class	860
Directors' fees and expenses	80
11,202

Net investment income (loss)	97,161

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(5,532)
Capital gain distributions received from underlying funds	26,876
21,344

Change in net unrealized appreciation (depreciation) on investments in underlying funds	131,694

Net realized and unrealized gain (loss) on affiliates	153,038

Net Increase (Decrease) in Net Assets Resulting from Operations	$250,199

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2015 Portfolio		One Choice Blend+ 2020 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$96,012	$130,712	$356,440	$322,376
Net realized gain (loss)	(133,907)	(166,826)	(284,012)	(322,425)
Change in net unrealized appreciation (depreciation)	197,240	150,990	845,092	526,641
Net increase (decrease) in net assets resulting from operations	159,345	114,876	917,520	526,592

Distributions to Shareholders
From earnings:
Investor Class	(13,852)	(11,157)	(16,911)	(41,607)
I Class	(9,627)	(139)	(256)	(304)
A Class	(116)	(117)	(185)	(234)
R Class	(108)	(148)	(267)	(328)
R6 Class	(106,941)	(103,090)	(429,152)	(224,312)
Decrease in net assets from distributions	(130,644)	(114,651)	(446,771)	(266,785)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	443,110	357,198	5,147,147	5,035,005

Net increase (decrease) in net assets	471,811	357,423	5,617,896	5,294,812

Net Assets
Beginning of period	4,545,706	4,188,283	12,761,569	7,466,757
End of period	$5,017,517	$4,545,706	$18,379,465	$12,761,569

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2025 Portfolio		One Choice Blend+ 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$694,080	$732,277	$907,168	$805,229
Net realized gain (loss)	(106,742)	(828,042)	(48,727)	(1,234,225)
Change in net unrealized appreciation (depreciation)	1,006,756	1,277,824	1,303,434	2,089,579
Net increase (decrease) in net assets resulting from operations	1,594,094	1,182,059	2,161,875	1,660,583

Distributions to Shareholders
From earnings:
Investor Class	(101,295)	(115,870)	(112,371)	(130,061)
I Class	(122)	(145)	(115)	(158)
A Class	(233)	(124)	(352)	(136)
R Class	(708)	(423)	(3,650)	(2,701)
R6 Class	(787,911)	(566,153)	(994,105)	(746,796)
Decrease in net assets from distributions	(890,269)	(682,715)	(1,110,593)	(879,852)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	14,451,552	4,393,157	19,485,389	7,546,685

Net increase (decrease) in net assets	15,155,377	4,892,501	20,536,671	8,327,416

Net Assets
Beginning of period	27,568,331	22,675,830	32,357,750	24,030,334
End of period	$42,723,708	$27,568,331	$52,894,421	$32,357,750

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2035 Portfolio		One Choice Blend+ 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$772,911	$689,915	$737,467	$612,246
Net realized gain (loss)	(151,729)	(1,720,470)	(198,380)	(863,142)
Change in net unrealized appreciation (depreciation)	918,950	2,726,631	946,992	2,393,003
Net increase (decrease) in net assets resulting from operations	1,540,132	1,696,076	1,486,079	2,142,107

Distributions to Shareholders
From earnings:
Investor Class	(111,986)	(110,586)	(75,295)	(45,457)
I Class	(684)	(930)	(111)	(146)
A Class	(2,630)	(139)	(1,644)	(818)
R Class	(3,559)	(3,695)	(3,906)	(3,493)
R6 Class	(827,254)	(714,197)	(800,497)	(696,210)
Decrease in net assets from distributions	(946,113)	(829,547)	(881,453)	(746,124)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,250,776	7,816,280	9,705,858	7,655,433

Net increase (decrease) in net assets	10,844,795	8,682,809	10,310,484	9,051,416

Net Assets
Beginning of period	32,549,069	23,866,260	30,318,111	21,266,695
End of period	$43,393,864	$32,549,069	$40,628,595	$30,318,111

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2045 Portfolio		One Choice Blend+ 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$838,417	$597,759	$657,483	$402,633
Net realized gain (loss)	(56,969)	(1,189,608)	34,469	(712,937)
Change in net unrealized appreciation (depreciation)	806,572	3,130,638	803,105	2,417,276
Net increase (decrease) in net assets resulting from operations	1,588,020	2,538,789	1,495,057	2,106,972

Distributions to Shareholders
From earnings:
Investor Class	(68,284)	(60,832)	(45,447)	(39,876)
I Class	(340)	(425)	(537)	(140)
A Class	(150)	(127)	(1,502)	(119)
R Class	(4,737)	(1,996)	(3,748)	(5,182)
R6 Class	(986,929)	(736,554)	(822,729)	(517,760)
Decrease in net assets from distributions	(1,060,440)	(799,934)	(873,963)	(563,077)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,392,429	7,798,966	12,318,505	7,005,527

Net increase (decrease) in net assets	21,920,009	9,537,821	12,939,599	8,549,422

Net Assets
Beginning of period	33,706,464	24,168,643	25,266,751	16,717,329
End of period	$55,626,473	$33,706,464	$38,206,350	$25,266,751
See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2055 Portfolio		One Choice Blend+ 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$388,083	$217,418	$248,980	$127,221
Net realized gain (loss)	23,950	(830,897)	20,650	(305,147)
Change in net unrealized appreciation (depreciation)	543,938	1,728,502	297,289	1,079,240
Net increase (decrease) in net assets resulting from operations	955,971	1,115,023	566,919	901,314

Distributions to Shareholders
From earnings:
Investor Class	(26,500)	(26,304)	(34,472)	(19,913)
I Class	(98)	(151)	(275)	(283)
A Class	(338)	(130)	(588)	(110)
R Class	(2,706)	(3,758)	(2,137)	(715)
R6 Class	(394,232)	(311,208)	(288,763)	(151,110)
Decrease in net assets from distributions	(423,874)	(341,551)	(326,235)	(172,131)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	9,020,776	3,150,885	5,412,612	4,605,313

Net increase (decrease) in net assets	9,552,873	3,924,357	5,653,296	5,334,496

Net Assets
Beginning of period	14,392,636	10,468,279	10,006,749	4,672,253
End of period	$23,945,509	$14,392,636	$15,660,045	$10,006,749

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$97,161	$35,178
Net realized gain (loss)	21,344	(266,394)
Change in net unrealized appreciation (depreciation)	131,694	529,517
Net increase (decrease) in net assets resulting from operations	250,199	298,301

Distributions to Shareholders
From earnings:
Investor Class	(40,635)	(48,349)
I Class	(98)	(190)
A Class	(1,509)	(169)
R Class	(3,853)	(8,700)
R6 Class	(56,341)	(17,451)
Decrease in net assets from distributions	(102,436)	(74,859)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,424,861	1,179,034

Net increase (decrease) in net assets	2,572,624	1,402,476

Net Assets
Beginning of period	3,683,987	2,281,511
End of period	$6,256,611	$3,683,987

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2024 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Blend+ 2015 Portfolio, One Choice Blend+ 2020 Portfolio, One Choice Blend+ 2025 Portfolio, One Choice Blend+ 2030 Portfolio, One Choice Blend+ 2035 Portfolio, One Choice Blend+ 2040 Portfolio, One Choice Blend+ 2045 Portfolio, One Choice Blend+ 2050 Portfolio, One Choice Blend+ 2055 Portfolio, One Choice Blend+ 2060 Portfolio and One Choice Blend+ 2065 Portfolio (collectively, the funds) are eleven funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

The funds offer the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

The investment advisor will waive the portion of each fund's management fee equal to the expenses attributable to the management fees of the underlying funds in which the funds invest. The amount of this waiver will fluctuate depending on each fund's daily allocation to the underlying funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

For the period ended January 31, 2024, the fee waiver and the effective annual management fee after waiver for each class of each fund listed below are as follows:

		Effective Annual Management Fee After Waiver
	Fee Waiver	Investor, A and R Classes	I Class	R6 Class
One Choice Blend+ 2015 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2020 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2025 Portfolio	0.01%	0.57%	0.37%	0.22%
One Choice Blend+ 2030 Portfolio	0.00%*	0.58%	0.38%	0.23%
One Choice Blend+ 2035 Portfolio	0.00%*	0.58%	0.38%	0.23%
*Fee waiver was less than 0.005%.

The total amount of the waiver for each class of each fund listed below for the period ended January 31, 2024 is as follows:

	Investor Class	I Class*	A Class*	R Class*	R6 Class
One Choice Blend+ 2015 Portfolio	$35	$23	—	—	$248
One Choice Blend+ 2020 Portfolio	$63	—	—	—	$950
One Choice Blend+ 2025 Portfolio	$228	—	—	$2	$1,438
One Choice Blend+ 2030 Portfolio	$172	—	—	$9	$1,352
One Choice Blend+ 2035 Portfolio	$94	—	$1	$4	$578
*Amounts shown as "—" were less than $0.50.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2024 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2024 were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Purchases	$1,454,444	$8,984,788	$17,116,173	$22,605,025
Sales	$1,030,150	$3,871,976	$2,863,805	$3,213,269

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Purchases	$13,429,603	$12,947,411	$24,114,064	$13,633,557
Sales	$3,183,734	$3,222,389	$2,766,314	$1,375,733

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Purchases	$9,950,128	$5,861,248	$2,586,449
Sales	$867,089	$460,289	$139,978

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2015 Portfolio
Investor Class
Sold	2,972	$27,671	28,256	$257,663
Issued in reinvestment of distributions	1,466	13,852	1,274	11,157
Redeemed	(29)	(262)	(15,675)	(143,305)
	4,409	41,261	13,855	125,515
I Class
Sold	2,130	20,000	35,704	322,408
Issued in reinvestment of distributions	1,020	9,627	16	139
Redeemed	(100)	(952)	—	—
	3,050	28,675	35,720	322,547
A Class
Issued in reinvestment of distributions	12	116	13	117
R Class
Sold	14	124	143	1,292
Issued in reinvestment of distributions	11	108	17	148
Redeemed	(5)	(45)	(321)	(2,943)
	20	187	(161)	(1,503)
R6 Class
Sold	142,240	1,323,329	92,426	845,707
Issued in reinvestment of distributions	11,317	106,941	11,768	103,090
Redeemed	(116,167)	(1,057,399)	(114,793)	(1,038,275)
	37,390	372,871	(10,599)	(89,478)
Net increase (decrease)	44,881	$443,110	38,828	$357,198

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2020 Portfolio
Investor Class
Sold	9,916	$94,962	102,868	$948,599
Issued in reinvestment of distributions	1,270	12,099	4,739	41,607
Redeemed	(60,982)	(559,624)	(85,254)	(784,059)
	(49,796)	(452,563)	22,353	206,147
I Class
Issued in reinvestment of distributions	27	256	35	304
A Class
Issued in reinvestment of distributions	20	185	26	234
R Class
Sold	405	3,876	533	4,687
Issued in reinvestment of distributions	28	267	37	328
Redeemed	(8)	(75)	(464)	(4,225)
	425	4,068	106	790
R6 Class
Sold	922,602	8,481,640	779,601	6,976,215
Issued in reinvestment of distributions	45,032	429,152	25,548	224,312
Redeemed	(351,629)	(3,315,591)	(266,966)	(2,372,997)
	616,005	5,595,201	538,183	4,827,530
Net increase (decrease)	566,681	$5,147,147	560,703	$5,035,005

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	67,283	$607,770	173,105	$1,578,887
Issued in reinvestment of distributions	10,719	101,295	13,411	115,870
Redeemed	(47,263)	(429,828)	(56,025)	(505,050)
	30,739	279,237	130,491	1,189,707
I Class
Sold	—	—	8	69
Issued in reinvestment of distributions	13	122	16	145
Redeemed	(8)	(72)	—	—
	5	50	24	214
A Class
Sold	716	6,251	—	—
Issued in reinvestment of distributions	25	233	14	124
	741	6,484	14	124
R Class
Sold	2,579	23,952	1,480	13,317
Issued in reinvestment of distributions	75	708	49	423
Redeemed	(801)	(7,011)	(186)	(1,681)
	1,853	17,649	1,343	12,059
R6 Class
Sold	1,736,559	16,126,409	1,309,364	11,657,875
Issued in reinvestment of distributions	83,377	787,911	65,527	566,153
Redeemed	(297,363)	(2,766,188)	(1,000,855)	(9,032,975)
	1,522,573	14,148,132	374,036	3,191,053
Net increase (decrease)	1,555,911	$14,451,552	505,908	$4,393,157

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	209,979	$1,955,589	279,207	$2,518,740
Issued in reinvestment of distributions	11,841	112,371	15,176	130,061
Redeemed	(133,274)	(1,246,476)	(233,394)	(2,113,495)
	88,546	821,484	60,989	535,306
I Class
Issued in reinvestment of distributions	12	115	18	158
A Class
Sold	1,395	12,872	159	1,445
Issued in reinvestment of distributions	37	352	16	136
Redeemed	(1,288)	(12,173)	—	—
	144	1,051	175	1,581
R Class
Sold	16,969	155,658	10,073	90,499
Issued in reinvestment of distributions	385	3,650	315	2,701
Redeemed	(8,330)	(73,239)	(1,352)	(12,089)
	9,024	86,069	9,036	81,111
R6 Class
Sold	2,199,602	20,336,128	1,525,978	13,600,958
Issued in reinvestment of distributions	104,753	994,105	87,141	746,796
Redeemed	(295,643)	(2,753,563)	(839,377)	(7,419,225)
	2,008,712	18,576,670	773,742	6,928,529
Net increase (decrease)	2,106,438	$19,485,389	843,960	$7,546,685

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	127,923	$1,194,413	224,642	$2,028,853
Issued in reinvestment of distributions	11,825	111,986	13,056	110,586
Redeemed	(66,292)	(606,218)	(59,234)	(527,635)
	73,456	700,181	178,464	1,611,804
I Class
Issued in reinvestment of distributions	72	684	110	930
A Class
Sold	14,634	126,844	79	729
Issued in reinvestment of distributions	278	2,630	17	139
Redeemed	(2)	(15)	—	—
	14,910	129,459	96	868
R Class
Sold	15,700	140,778	23,644	207,577
Issued in reinvestment of distributions	376	3,559	436	3,695
Redeemed	(15,686)	(135,946)	(10,571)	(91,394)
	390	8,391	13,509	119,878
R6 Class
Sold	1,264,100	11,658,324	1,609,818	14,214,223
Issued in reinvestment of distributions	87,448	827,254	84,321	714,197
Redeemed	(332,866)	(3,073,517)	(1,032,182)	(8,845,620)
	1,018,682	9,412,061	661,957	6,082,800
Net increase (decrease)	1,107,510	$10,250,776	854,136	$7,816,280

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	143,346	$1,311,851	168,755	$1,500,892
Issued in reinvestment of distributions	7,884	75,295	5,373	45,457
Redeemed	(51,023)	(483,210)	(32,247)	(288,309)
	100,207	903,936	141,881	1,258,040
I Class
Issued in reinvestment of distributions	12	111	17	146
A Class
Sold	7,234	62,901	—	—
Issued in reinvestment of distributions	172	1,644	97	818
Redeemed	(3)	(30)	—	—
	7,403	64,515	97	818
R Class
Sold	17,172	159,810	17,266	154,434
Issued in reinvestment of distributions	409	3,906	413	3,493
Redeemed	(12,821)	(112,762)	(3,418)	(31,070)
	4,760	50,954	14,261	126,857
R6 Class
Sold	1,182,924	10,880,811	1,329,519	11,708,579
Issued in reinvestment of distributions	83,822	800,497	82,294	696,210
Redeemed	(327,278)	(2,994,966)	(708,582)	(6,135,217)
	939,468	8,686,342	703,231	6,269,572
Net increase (decrease)	1,051,850	$9,705,858	859,487	$7,655,433

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	108,409	$1,020,741	105,273	$930,248
Issued in reinvestment of distributions	7,093	68,159	7,182	60,832
Redeemed	(20,747)	(190,987)	(9,883)	(88,787)
	94,755	897,913	102,572	902,293
I Class
Issued in reinvestment of distributions	36	340	50	425
A Class
Sold	386	3,573	—	—
Issued in reinvestment of distributions	16	150	15	127
	402	3,723	15	127
R Class
Sold	6,580	60,831	22,527	201,586
Issued in reinvestment of distributions	492	4,737	236	1,996
Redeemed	(2,456)	(23,396)	(1,341)	(12,141)
	4,616	42,172	21,422	191,441
R6 Class
Sold	2,448,751	23,171,478	1,592,289	14,052,672
Issued in reinvestment of distributions	102,698	986,929	87,063	736,554
Redeemed	(390,642)	(3,710,126)	(939,848)	(8,084,546)
	2,160,807	20,448,281	739,504	6,704,680
Net increase (decrease)	2,260,616	$21,392,429	863,563	$7,798,966

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	53,840	$505,900	95,387	$860,903
Issued in reinvestment of distributions	4,692	45,375	4,708	39,876
Redeemed	(22,114)	(205,631)	(70,359)	(633,022)
	36,418	345,644	29,736	267,757
I Class
Sold	2,025	18,950	—	—
Issued in reinvestment of distributions	56	537	17	140
	2,081	19,487	17	140
A Class
Sold	7,936	69,490	—	—
Issued in reinvestment of distributions	155	1,502	14	119
	8,091	70,992	14	119
R Class
Sold	11,460	109,080	10,421	92,955
Issued in reinvestment of distributions	388	3,748	612	5,182
Redeemed	(9,741)	(86,872)	(8,526)	(76,928)
	2,107	25,956	2,507	21,209
R6 Class
Sold	1,383,415	12,807,447	1,289,910	11,391,181
Issued in reinvestment of distributions	85,081	822,729	61,201	517,760
Redeemed	(188,489)	(1,773,750)	(606,611)	(5,192,639)
	1,280,007	11,856,426	744,500	6,716,302
Net increase (decrease)	1,328,704	$12,318,505	776,774	$7,005,527

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	54,549	$511,576	77,381	$695,015
Issued in reinvestment of distributions	2,723	26,500	3,117	26,304
Redeemed	(22,400)	(214,221)	(23,213)	(213,392)
	34,872	323,855	57,285	507,927
I Class
Issued in reinvestment of distributions	10	98	18	151
A Class
Sold	2,011	17,487	—	—
Issued in reinvestment of distributions	35	338	15	130
Redeemed	(3)	(30)	—	—
	2,043	17,795	15	130
R Class
Sold	6,908	64,780	13,141	116,363
Issued in reinvestment of distributions	278	2,706	445	3,758
Redeemed	(2,847)	(25,037)	(12,012)	(110,230)
	4,339	42,449	1,574	9,891
R6 Class
Sold	1,022,033	9,514,998	780,629	6,904,601
Issued in reinvestment of distributions	40,476	394,232	36,829	311,208
Redeemed	(135,873)	(1,272,651)	(540,626)	(4,583,023)
	926,636	8,636,579	276,832	2,632,786
Net increase (decrease)	967,900	$9,020,776	335,724	$3,150,885

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	41,700	$397,855	104,499	$949,784
Issued in reinvestment of distributions	3,521	34,472	2,340	19,913
Redeemed	(17,579)	(166,266)	(25,578)	(230,516)
	27,642	266,061	81,261	739,181
I Class
Issued in reinvestment of distributions	28	275	33	283
A Class
Sold	2,791	24,726	63	565
Issued in reinvestment of distributions	60	588	13	110
Redeemed	(1,052)	(10,307)	—	—
	1,799	15,007	76	675
R Class
Sold	9,125	86,816	6,287	57,864
Issued in reinvestment of distributions	218	2,137	84	715
Redeemed	(1,995)	(17,400)	(8,228)	(73,029)
	7,348	71,553	(1,857)	(14,450)
R6 Class
Sold	590,944	5,555,749	676,752	6,026,038
Issued in reinvestment of distributions	29,496	288,763	17,778	151,110
Redeemed	(84,267)	(784,796)	(265,723)	(2,297,524)
	536,173	5,059,716	428,807	3,879,624
Net increase (decrease)	572,990	$5,412,612	508,320	$4,605,313

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	72,615	$683,660	96,807	$870,407
Issued in reinvestment of distributions	4,176	40,635	5,742	48,349
Redeemed	(18,609)	(175,807)	(17,808)	(158,025)
	58,182	548,488	84,741	760,731
I Class
Issued in reinvestment of distributions	10	98	23	190
A Class
Sold	10,590	91,185	—	—
Issued in reinvestment of distributions	155	1,509	20	169
Redeemed	(13)	(114)	—	—
	10,732	92,580	20	169
R Class
Sold	28,053	263,414	21,166	189,228
Issued in reinvestment of distributions	397	3,853	1,035	8,700
Redeemed	(15,719)	(138,439)	(13,971)	(127,976)
	12,731	128,828	8,230	69,952
R6 Class
Sold	192,114	1,772,209	217,518	1,915,455
Issued in reinvestment of distributions	5,796	56,341	2,075	17,451
Redeemed	(18,683)	(173,683)	(181,396)	(1,584,914)
	179,227	1,654,867	38,197	347,992
Net increase (decrease)	260,882	$2,424,861	131,211	$1,179,034

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7.  Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Blend+ 2015 Portfolio	One Choice Blend+ 2020 Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio
Federal tax cost of investments	$5,088,899	$18,208,352	$42,267,446	$52,390,095
Gross tax appreciation of investments	$4,737	$222,547	$781,987	$922,080
Gross tax depreciation of investments	(76,119)	(61,146)	(475,081)	(534,804)
Net tax appreciation (depreciation) of investments	$(71,382)	$161,401	$306,906	$387,276

	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio
Federal tax cost of investments	$43,705,064	$40,147,526	$55,065,361	$37,210,837
Gross tax appreciation of investments	$335,130	$969,026	$1,106,693	$1,372,609
Gross tax depreciation of investments	(660,216)	(487,957)	(545,581)	(377,096)
Net tax appreciation (depreciation) of investments	$(325,086)	$481,069	$561,112	$995,513

	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Federal tax cost of investments	$23,458,604	$15,053,619	$5,950,412
Gross tax appreciation of investments	$622,836	$649,310	$317,315
Gross tax depreciation of investments	(135,931)	(42,884)	(11,116)
Net tax appreciation (depreciation) of investments	$486,905	$606,426	$306,199

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
One Choice Blend+ 2015 Portfolio	$(74,213)	—
One Choice Blend+ 2020 Portfolio	$(138,035)	—
One Choice Blend+ 2025 Portfolio	$(301,865)	$(27,413)
One Choice Blend+ 2030 Portfolio	$(410,320)	$(14,951)
One Choice Blend+ 2035 Portfolio	$(367,427)	—
One Choice Blend+ 2040 Portfolio	$(29,577)	—
One Choice Blend+ 2055 Portfolio	$(36,811)	—
One Choice Blend+ 2065 Portfolio	$(95,349)	$(71,983)

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Affiliated Fund Transactions

  A summary of transactions for each underlying fund for the period ended January 31, 2024 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2015 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$1,258	$404	$344	$75	$1,393	165	$(61)	$27
Avantis Short-Term Fixed Income Fund	287	88	71	10	314	33	(4)	4
High Income Fund	177	51	51	11	188	22	(8)	6
Inflation-Adjusted Bond Fund	227	74	56	7	252	24	(10)	8
Short Duration Inflation Protection Bond Fund	286	91	69	6	314	31	(5)	8
American Century Low Volatility ETF	206	57	45	16	234	5	(3)	2
Avantis U.S. Equity Fund	357	113	91	13	392	25	(1)	5
Avantis U.S. Small Cap Value Fund	39	11	11	1	40	3	—	1
Focused Large Cap Value Fund	280	93	68	9	314	31	(9)	9
Growth Fund	233	79	67	11	256	5	2	11
Heritage Fund	19	5	4	1	21	1	—	—
Mid Cap Value Fund	69	24	16	—	77	5	(3)	4
Small Cap Growth Fund(3)	37	11	9	1	40	2	(1)	—
Emerging Markets Debt Fund	59	17	14	1	63	7	(3)	2
Global Bond Fund	576	181	162	35	630	72	(30)	15
Avantis International Equity Fund	182	64	42	—	204	18	(4)	6
Focused International Growth Fund	95	39	25	1	110	7	(6)	1
Global Real Estate Fund	41	14	11	3	47	4	(4)	2
International Value Fund	118	38	23	(4)	129	16	—	7
	$4,546	$1,454	$1,179	$197	$5,018	476	$(150)	$118
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2020 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$3,538	$2,524	$1,318	$305	$5,049	598	$(168)	$95
Avantis Short-Term Fixed Income Fund	701	516	188	29	1,058	111	(6)	14
High Income Fund	549	346	209	43	729	85	(20)	23
Inflation-Adjusted Bond Fund	621	449	187	29	912	88	(31)	31
Short Duration Inflation Protection Bond Fund	743	552	217	21	1,099	108	(16)	29
American Century Low Volatility ETF	540	360	148	66	818	17	3	6
Avantis U.S. Equity Fund	1,043	690	323	71	1,481	95	12	20
Avantis U.S. Small Cap Value Fund	117	66	40	6	149	9	2	3
Focused Large Cap Value Fund	803	587	252	45	1,183	117	(19)	34
Growth Fund	679	469	243	62	967	19	6	44
Heritage Fund	69	34	18	4	89	3	—	1
Mid Cap Value Fund	199	150	65	6	290	19	(9)	14
Small Cap Growth Fund(3)	107	67	30	7	151	7	(1)	—
Emerging Markets Debt Fund	193	119	69	8	251	28	(7)	8
Global Bond Fund	1,585	1,098	535	128	2,276	261	(75)	52
Avantis Emerging Markets Equity Fund	29	8	14	(1)	22	2	(1)	1
Avantis International Equity Fund	516	397	154	5	764	67	(1)	26
Focused International Growth Fund	270	217	77	4	414	26	(7)	6
Global Real Estate Fund	120	93	49	15	179	15	(12)	7
International Small-Mid Cap Fund	9	4	4	—	9	1	(1)	—
International Value Fund	331	239	82	(8)	480	59	1	27
	$12,762	$8,985	$4,222	$845	$18,370	1,735	$(350)	$441
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$7,092	$4,608	$870	$312	$11,142	1,319	$(113)	$181
Avantis Short-Term Fixed Income Fund	893	586	72	27	1,434	151	(3)	17
High Income Fund	1,394	809	211	67	2,059	241	(20)	55
Inflation-Adjusted Bond Fund	1,263	783	120	8	1,934	186	(21)	53
Short Duration Inflation Protection Bond Fund	1,253	809	136	16	1,942	191	(10)	42
American Century Low Volatility ETF	954	442	80	100	1,416	29	—	10
Avantis U.S. Equity Fund	2,716	1,559	341	169	4,103	262	—	46
Avantis U.S. Small Cap Value Fund	268	135	21	15	397	25	—	6
Focused Large Cap Value Fund	1,995	1,251	188	49	3,107	308	(14)	76
Growth Fund	1,777	998	244	153	2,684	52	2	100
Heritage Fund	247	137	31	14	367	14	—	2
Mid Cap Value Fund	477	327	43	(9)	752	49	(6)	30
Small Cap Growth Fund(3)	257	161	27	10	401	19	(1)	—
Emerging Markets Debt Fund	559	317	78	5	803	91	(8)	21
Global Bond Fund	3,088	1,923	294	115	4,832	555	(42)	97
Avantis Emerging Markets Equity Fund	266	153	37	(10)	372	35	(3)	11
Avantis International Equity Fund	1,242	866	148	(4)	1,956	172	(1)	54
Focused International Growth Fund	669	482	68	(18)	1,065	67	(5)	12
Global Real Estate Fund	316	206	34	10	498	42	(8)	15
International Small-Mid Cap Fund	73	43	9	—	107	11	(1)	2
International Value Fund	769	521	65	(22)	1,203	147	1	54
	$27,568	$17,116	$3,117	$1,007	$42,574	3,966	$(253)	$884
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$7,512	$5,404	$795	$373	$12,494	1,479	$(115)	$207
Avantis Short-Term Fixed Income Fund	437	343	39	15	756	80	(2)	9
High Income Fund	1,672	1,118	162	89	2,717	318	(19)	74
Inflation-Adjusted Bond Fund	1,177	925	106	6	2,002	192	(18)	60
Short Duration Inflation Protection Bond Fund	900	763	99	12	1,576	155	(8)	37
American Century Low Volatility ETF	815	464	78	96	1,297	26	—	10
Avantis U.S. Equity Fund	3,923	2,463	481	272	6,177	395	6	74
Avantis U.S. Small Cap Value Fund	379	228	55	23	575	36	2	10
Focused Dynamic Growth Fund(3)	362	142	133	8	379	7	13	—
Focused Large Cap Value Fund	2,735	1,957	323	95	4,464	443	(31)	118
Growth Fund	2,211	1,646	397	208	3,668	70	(2)	149
Heritage Fund	463	271	47	29	716	28	—	4
Mid Cap Value Fund	661	477	55	(9)	1,074	70	(9)	45
Small Cap Growth Fund(3)	366	241	44	18	581	28	(2)	—
Avantis Emerging Markets Equity Fund	581	398	17	(28)	934	87	(3)	31
Avantis International Equity Fund	1,665	1,139	99	5	2,710	239	(8)	80
Emerging Markets Fund	101	39	24	(5)	111	11	(1)	2
Focused International Growth Fund	896	647	24	(24)	1,495	94	(4)	19
Global Real Estate Fund	466	333	64	20	755	64	(16)	24
International Small-Mid Cap Fund	181	117	14	1	285	30	(3)	5
International Value Fund	890	680	43	(25)	1,502	183	(1)	74
Non-U.S. Intrinsic Value Fund	111	55	27	(18)	121	14	1	14
Emerging Markets Debt Fund	748	502	59	7	1,198	135	(8)	33
Global Bond Fund	3,106	2,253	304	135	5,190	596	(48)	109
	$32,358	$22,605	$3,489	$1,303	$52,777	4,780	$(276)	$1,188
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
American Century Low Volatility ETF	$378	$175	$19	$40	$574	12	$(1)	$4
Avantis U.S. Equity Fund	4,740	1,662	522	255	6,135	392	(7)	76
Avantis U.S. Small Cap Value Fund	434	159	57	21	557	35	—	10
Focused Dynamic Growth Fund(3)	1,652	498	273	100	1,977	38	8	—
Focused Large Cap Value Fund	3,203	1,383	433	83	4,236	420	(47)	117
Growth Fund	1,480	617	181	117	2,033	39	(2)	84
Heritage Fund	666	225	62	29	858	33	(2)	5
Mid Cap Value Fund	762	333	63	(16)	1,016	66	(12)	45
Small Cap Growth Fund(3)	430	153	31	11	563	27	(1)	—
Avantis Core Fixed Income Fund	6,565	2,895	725	260	8,995	1,065	(103)	163
Avantis Short-Term Fixed Income Fund	146	82	5	4	227	24	—	3
High Income Fund	1,613	624	166	74	2,145	251	(21)	64
Inflation-Adjusted Bond Fund	772	362	49	(1)	1,084	104	(8)	33
Short Duration Inflation Protection Bond Fund	304	182	15	2	473	47	(1)	11
Avantis Emerging Markets Equity Fund	753	326	78	(28)	973	91	(11)	33
Avantis International Equity Fund	1,854	809	197	(6)	2,460	217	(14)	75
Emerging Markets Fund	447	168	52	(16)	547	54	(12)	12
Focused International Growth Fund	1,030	462	96	(25)	1,371	86	(18)	17
Global Real Estate Fund	569	251	88	23	755	64	(23)	24
International Small-Mid Cap Fund	316	127	24	(2)	417	44	(6)	8
International Value Fund	588	296	35	(18)	831	101	(1)	42
Non-U.S. Intrinsic Value Fund	479	233	37	(81)	594	66	—	67
Emerging Markets Debt Fund	807	324	76	4	1,059	119	(11)	32
Global Bond Fund	2,559	1,084	232	89	3,500	402	(38)	79
	$32,547	$13,430	$3,516	$919	$43,380	3,797	$(331)	$1,004
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$5,093	$1,852	$590	$302	$6,657	425	$(6)	$86
Avantis U.S. Small Cap Value Fund	462	165	62	24	589	37	2	11
Focused Dynamic Growth Fund(3)	2,720	894	382	214	3,446	65	(5)	—
Focused Large Cap Value Fund	3,334	1,509	510	112	4,445	441	(60)	126
Growth Fund	664	301	53	58	970	19	(1)	41
Heritage Fund	802	282	65	42	1,061	41	(2)	7
Mid Cap Value Fund	794	349	66	(14)	1,063	69	(13)	48
Small Cap Growth Fund(3)	458	161	40	16	595	29	(4)	—
Avantis Core Fixed Income Fund	5,071	2,528	762	251	7,088	839	(114)	130
High Income Fund	1,287	573	152	67	1,775	208	(21)	54
Inflation-Adjusted Bond Fund	464	232	42	2	656	63	(7)	21
Avantis Emerging Markets Equity Fund	845	395	71	(35)	1,134	106	(11)	40
Avantis International Equity Fund	1,872	812	207	2	2,479	218	(15)	78
Emerging Markets Fund	756	297	82	(27)	944	93	(20)	22
Focused International Growth Fund	1,043	445	80	(24)	1,384	87	(16)	18
Global Real Estate Fund	619	252	65	20	826	70	(17)	28
International Small-Mid Cap Fund	420	160	13	(4)	563	60	(4)	12
International Value Fund	265	151	17	(8)	391	48	—	20
Non-U.S. Intrinsic Value Fund	785	387	50	(137)	985	110	—	117
Emerging Markets Debt Fund	692	324	66	7	957	108	(11)	29
Global Bond Fund	1,872	878	208	79	2,621	301	(37)	60
	$30,318	$12,947	$3,583	$947	$40,629	3,437	$(362)	$948
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$6,351	$3,951	$434	$365	$10,233	654	$4	$110
Avantis U.S. Small Cap Value Fund	614	351	81	25	909	57	6	14
Focused Dynamic Growth Fund(3)	4,193	2,562	370	319	6,704	127	12	—
Focused Large Cap Value Fund	4,125	3,079	502	107	6,809	676	(46)	163
Heritage Fund	999	646	75	48	1,618	63	—	9
Mid Cap Value Fund	1,000	714	60	(25)	1,629	106	(10)	62
Small Cap Growth Fund(3)	576	380	55	17	918	45	(1)	—
Avantis Emerging Markets Equity Fund	789	565	41	(36)	1,277	119	(6)	37
Avantis International Equity Fund	2,312	1,700	205	(10)	3,797	335	(8)	100
Emerging Markets Fund	1,179	864	88	(47)	1,908	189	(25)	37
Focused International Growth Fund	1,288	951	79	(36)	2,124	134	(15)	23
Global Real Estate Fund	763	576	93	25	1,271	107	(23)	37
International Small-Mid Cap Fund	516	382	22	(6)	870	93	(5)	15
Non-U.S. Intrinsic Value Fund	1,314	1,117	71	(237)	2,123	237	(3)	209
Avantis Core Fixed Income Fund	4,173	3,489	600	196	7,258	859	(80)	111
High Income Fund	1,048	803	75	49	1,825	214	(9)	46
Inflation-Adjusted Bond Fund	376	310	7	(3)	676	65	(1)	18
Emerging Markets Debt Fund	559	448	19	—	988	112	(3)	25
Global Bond Fund	1,531	1,226	124	56	2,689	309	(21)	52
	$33,706	$24,114	$3,001	$807	$55,626	4,501	$(234)	$1,068
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$5,165	$2,366	$250	$374	$7,655	489	—	$96
Avantis U.S. Small Cap Value Fund	483	208	42	30	679	43	$1	12
Focused Dynamic Growth Fund(3)	3,404	1,601	316	334	5,023	95	(4)	—
Focused Large Cap Value Fund	3,385	1,920	312	117	5,110	507	(37)	140
Heritage Fund	806	397	43	54	1,214	47	(1)	8
Mid Cap Value Fund	801	469	32	(15)	1,223	79	(5)	54
Small Cap Growth Fund(3)	464	231	28	20	687	33	(1)	—
Avantis Emerging Markets Equity Fund	643	365	18	(30)	960	90	(3)	32
Avantis International Equity Fund	1,888	1,039	83	6	2,850	251	(5)	88
Emerging Markets Fund	963	544	25	(47)	1,435	142	(8)	33
Focused International Growth Fund	1,042	616	47	(20)	1,591	100	(9)	20
Global Real Estate Fund	628	350	42	18	954	81	(10)	32
International Small-Mid Cap Fund	421	248	18	1	652	70	(5)	13
Non-U.S. Intrinsic Value Fund	1,078	748	37	(198)	1,591	178	(2)	184
Avantis Core Fixed Income Fund	2,234	1,394	175	106	3,559	421	(28)	63
High Income Fund	554	324	10	26	894	105	(1)	26
Inflation-Adjusted Bond Fund	195	135	—	(1)	329	32	—	10
Emerging Markets Debt Fund	295	191	4	1	483	55	(1)	14
Global Bond Fund	818	488	16	27	1,317	151	(2)	29
	$25,267	$13,634	$1,498	$803	$38,206	2,969	$(121)	$854
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,070	$1,874	$158	$249	$5,035	322	$(2)	$60
Avantis U.S. Small Cap Value Fund	283	160	17	22	448	28	—	8
Focused Dynamic Growth Fund(3)	2,035	1,232	187	217	3,297	63	(1)	—
Focused Large Cap Value Fund	2,008	1,490	219	80	3,359	333	(21)	88
Heritage Fund	480	309	30	38	797	31	(2)	5
Mid Cap Value Fund	478	346	14	(7)	803	52	(2)	33
Small Cap Growth Fund(3)	273	172	7	15	453	22	(1)	—
Avantis Emerging Markets Equity Fund	381	289	23	(16)	631	59	(3)	21
Avantis International Equity Fund	1,121	799	56	10	1,874	165	(4)	55
Emerging Markets Fund	575	441	55	(18)	943	93	(13)	21
Focused International Growth Fund	627	470	44	(7)	1,046	66	(7)	13
Global Real Estate Fund	375	257	14	9	627	53	(4)	20
International Small-Mid Cap Fund	253	182	6	—	429	46	(2)	8
Non-U.S. Intrinsic Value Fund	638	562	32	(122)	1,046	117	—	115
Avantis Core Fixed Income Fund	976	739	54	46	1,707	202	(8)	28
High Income Fund	244	180	9	13	428	50	(1)	12
Inflation-Adjusted Bond Fund	87	72	1	—	158	15	—	5
Emerging Markets Debt Fund	130	106	4	1	233	26	(1)	6
Global Bond Fund	359	270	11	14	632	73	(2)	13
	$14,393	$9,950	$941	$544	$23,946	1,816	$(74)	$511
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$2,194	$1,124	$68	$157	$3,407	218	$(2)	$40
Avantis U.S. Small Cap Value Fund	203	94	8	13	302	19	(1)	5
Focused Dynamic Growth Fund(3)	1,453	727	88	142	2,234	42	(3)	—
Focused Large Cap Value Fund	1,441	940	154	47	2,274	226	(15)	59
Heritage Fund	346	180	8	22	540	21	—	3
Mid Cap Value Fund	345	218	12	(7)	544	35	(2)	23
Small Cap Growth Fund(3)	197	102	1	8	306	15	—	—
Avantis Emerging Markets Equity Fund	271	173	4	(13)	427	40	(1)	14
Avantis International Equity Fund	805	503	43	3	1,268	112	(3)	37
Emerging Markets Fund	407	262	10	(21)	638	63	(3)	14
Focused International Growth Fund	449	288	19	(10)	708	45	(3)	9
Global Real Estate Fund	270	162	13	6	425	36	(4)	13
International Small-Mid Cap Fund	182	113	4	(1)	290	31	(1)	5
Non-U.S. Intrinsic Value Fund	450	364	22	(84)	708	79	(1)	77
Avantis Core Fixed Income Fund	537	338	40	22	857	101	(5)	15
High Income Fund	136	78	3	6	217	25	—	6
Inflation-Adjusted Bond Fund	49	31	—	—	80	8	—	2
Emerging Markets Debt Fund	73	45	1	—	117	13	—	3
Global Bond Fund	199	119	7	7	318	37	(1)	7
	$10,007	$5,861	$505	$297	$15,660	1,166	$(45)	$332
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$807	$520	$35	$68	$1,360	87	$(1)	$16
Avantis U.S. Small Cap Value Fund	74	45	4	6	121	8	—	2
Focused Dynamic Growth Fund(3)	536	339	44	62	893	17	(1)	—
Focused Large Cap Value Fund	530	384	22	17	909	90	(1)	24
Heritage Fund	127	82	4	11	216	8	—	1
Mid Cap Value Fund	127	96	3	(3)	217	14	—	9
Small Cap Growth Fund(3)	72	48	2	4	122	6	—	—
Avantis Emerging Markets Equity Fund	100	76	—	(5)	171	16	—	6
Avantis International Equity Fund	296	217	9	3	507	45	(1)	15
Emerging Markets Fund	152	113	2	(8)	255	25	—	6
Focused International Growth Fund	166	123	2	(4)	283	18	(1)	4
Global Real Estate Fund	99	70	1	2	170	14	—	5
International Small-Mid Cap Fund	67	50	1	—	116	12	—	2
Non-U.S. Intrinsic Value Fund	167	152	3	(33)	283	32	—	32
Avantis Core Fixed Income Fund	197	145	8	8	342	41	(1)	6
High Income Fund	50	35	1	2	86	10	—	2
Inflation-Adjusted Bond Fund	18	14	—	—	32	3	—	1
Emerging Markets Debt Fund	26	22	1	—	47	5	—	1
Global Bond Fund	73	55	3	2	127	15	—	3
	$3,684	$2,586	$145	$132	$6,257	466	$(6)	$135
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2015 Portfolio
Investor Class
2024(2)	$9.40	0.18	0.17	0.35	(0.25)	—	(0.25)	$9.50	3.70%	0.57%	0.58%	3.96%	3.95%	23%	$560
2023	$9.41	0.26	(0.01)	0.25	(0.25)	(0.01)	(0.26)	$9.40	2.78%	0.57%	0.58%	2.88%	2.87%	36%	$512
2022	$10.51	0.29	(1.17)	(0.88)	(0.22)	—	(0.22)	$9.41	(8.57)%	0.57%	0.58%	1.58%	1.57%	29%	$383
2021(3)	$10.00	0.01(4)	0.50	0.51	—	—	—	$10.51	5.10%	0.56%	0.58%	0.52%	0.50%	—	$153
I Class
2024(2)	$9.40	0.20	0.17	0.37	(0.27)	—	(0.27)	$9.50	3.91%	0.37%	0.38%	4.16%	4.15%	23%	$373
2023	$9.42	0.21	0.04	0.25	(0.26)	(0.01)	(0.27)	$9.40	2.87%	0.37%	0.38%	3.08%	3.07%	36%	$341
2022	$10.51	0.32	(1.17)	(0.85)	(0.24)	—	(0.24)	$9.42	(8.32)%	0.37%	0.38%	1.78%	1.77%	29%	$5
2021(3)	$10.00	0.04(4)	0.47	0.51	—	—	—	$10.51	5.10%	0.36%	0.38%	0.72%	0.70%	—	$5
A Class
2024(2)	$9.38	0.17	0.17	0.34	(0.22)	—	(0.22)	$9.50	3.66%	0.82%	0.83%	3.71%	3.70%	23%	$5
2023	$9.40	0.25	(0.04)	0.21	(0.22)	(0.01)	(0.23)	$9.38	2.41%	0.82%	0.83%	2.63%	2.62%	36%	$5
2022	$10.49	0.26	(1.15)	(0.89)	(0.20)	—	(0.20)	$9.40	(8.68)%	0.82%	0.83%	1.33%	1.32%	29%	$5
2021(3)	$10.00	0.02(4)	0.47	0.49	—	—	—	$10.49	4.90%	0.81%	0.83%	0.27%	0.25%	—	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(2)	$9.36	0.15	0.18	0.33	(0.20)	—	(0.20)	$9.49	3.51%	1.07%	1.08%	3.46%	3.45%	23%	$5
2023	$9.38	0.26	(0.07)	0.19	(0.20)	(0.01)	(0.21)	$9.36	2.15%	1.07%	1.08%	2.38%	2.37%	36%	$5
2022	$10.48	0.23	(1.15)	(0.92)	(0.18)	—	(0.18)	$9.38	(8.97)%	1.07%	1.08%	1.08%	1.07%	29%	$7
2021(3)	$10.00	0.01(4)	0.47	0.48	—	—	—	$10.48	4.80%	1.06%	1.08%	0.02%	0.00%(5)	—	$5
R6 Class
2024(2)	$9.41	0.21	0.16	0.37	(0.28)	—	(0.28)	$9.50	3.95%	0.22%	0.23%	4.31%	4.30%	23%	$4,074
2023	$9.43	0.32	(0.05)	0.27	(0.28)	(0.01)	(0.29)	$9.41	3.03%	0.22%	0.23%	3.23%	3.22%	36%	$3,683
2022	$10.52	0.26	(1.10)	(0.84)	(0.25)	—	(0.25)	$9.43	(8.20)%	0.22%	0.23%	1.93%	1.92%	29%	$3,789
2021(3)	$10.00	0.04(4)	0.48	0.52	—	—	—	$10.52	5.20%	0.21%	0.23%	0.87%	0.85%	—	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Ratio was less than 0.005%.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2020 Portfolio
Investor Class
2024(2)	$9.43	0.25	0.10	0.35	(0.20)	—	(0.20)	$9.58	3.74%	0.57%	0.58%	4.23%	4.22%	25%	$854
2023	$9.43	0.25	—(3)	0.25	(0.25)	—	(0.25)	$9.43	2.87%	0.57%	0.58%	2.75%	2.74%	30%	$1,310
2022	$10.57	0.27	(1.17)	(0.90)	(0.23)	(0.01)	(0.24)	$9.43	(8.32)%	0.57%	0.58%	2.01%	2.00%	36%	$1,099
2021(4)	$10.00	0.02(5)	0.55	0.57	—	—	—	$10.57	5.20%	0.57%	0.58%	0.66%	0.65%	137%	$15
I Class
2024(2)	$9.43	0.20	0.17	0.37	(0.22)	—	(0.22)	$9.58	3.95%	0.37%	0.38%	4.43%	4.42%	25%	$11
2023	$9.43	0.29	(0.02)	0.27	(0.27)	—	(0.27)	$9.43	3.08%	0.37%	0.38%	2.95%	2.94%	30%	$11
2022	$10.58	0.32	(1.21)	(0.89)	(0.25)	(0.01)	(0.26)	$9.43	(8.25)%	0.37%	0.38%	2.21%	2.20%	36%	$11
2021(4)	$10.00	0.04(5)	0.54	0.58	—	—	—	$10.58	5.30%	0.37%	0.38%	0.86%	0.85%	137%	$11
A Class
2024(2)	$9.41	0.17	0.17	0.34	(0.18)	—	(0.18)	$9.57	3.59%	0.82%	0.83%	3.98%	3.97%	25%	$10
2023	$9.41	0.24	(0.01)	0.23	(0.23)	—	(0.23)	$9.41	2.61%	0.82%	0.83%	2.50%	2.49%	30%	$10
2022	$10.56	0.28	(1.21)	(0.93)	(0.21)	(0.01)	(0.22)	$9.41	(8.61)%	0.82%	0.83%	1.76%	1.75%	36%	$10
2021(4)	$10.00	0.02(5)	0.54	0.56	—	—	—	$10.56	5.10%	0.82%	0.83%	0.41%	0.40%	137%	$11

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(2)	$9.39	0.13	0.20	0.33	(0.15)	—	(0.15)	$9.57	3.55%	1.07%	1.08%	3.73%	3.72%	25%	$17
2023	$9.39	0.22	(0.01)	0.21	(0.21)	—	(0.21)	$9.39	2.35%	1.07%	1.08%	2.25%	2.24%	30%	$13
2022	$10.55	0.24	(1.20)	(0.96)	(0.19)	(0.01)	(0.20)	$9.39	(8.90)%	1.07%	1.08%	1.51%	1.50%	36%	$12
2021(4)	$10.00	0.01(5)	0.54	0.55	—	—	—	$10.55	5.00%	1.07%	1.08%	0.16%	0.15%	137%	$11
R6 Class
2024(2)	$9.44	0.16	0.22	0.38	(0.24)	—	(0.24)	$9.58	3.99%	0.22%	0.23%	4.58%	4.57%	25%	$17,486
2023	$9.44	0.29	(0.01)	0.28	(0.28)	—	(0.28)	$9.44	3.23%	0.22%	0.23%	3.10%	3.09%	30%	$11,418
2022	$10.59	0.30	(1.18)	(0.88)	(0.26)	(0.01)	(0.27)	$9.44	(8.13)%	0.22%	0.23%	2.36%	2.35%	36%	$6,335
2021(4)	$10.00	0.04(5)	0.55	0.59	—	—	—	$10.59	5.40%	0.22%	0.23%	1.01%	1.00%	137%	$11

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)Per-share amount was less than $0.005.
(4)March 10, 2021 (fund inception) through July 31, 2021.
(5)Computed using average shares outstanding throughout the period.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2024(2)	$9.36	0.18	0.17	0.35	(0.21)	—	(0.21)	$9.50	3.77%	0.57%	0.58%	4.09%	4.08%	9%	$4,680
2023	$9.30	0.25	0.08	0.33	(0.24)	(0.03)	(0.27)	$9.36	3.72%	0.57%	0.58%	2.75%	2.74%	41%	$4,323
2022	$10.55	0.30	(1.27)	(0.97)	(0.26)	(0.02)	(0.28)	$9.30	(9.41)%	0.57%	0.58%	1.93%	1.92%	32%	$3,081
2021(3)	$10.00	0.03(4)	0.52	0.55	—	—	—	$10.55	5.50%	0.57%	0.58%	0.85%	0.84%	24%	$1,629
I Class
2024(2)	$9.37	0.20	0.16	0.36	(0.23)	—	(0.23)	$9.50	3.86%	0.37%	0.38%	4.29%	4.28%	9%	$5
2023	$9.31	0.28	0.07	0.35	(0.26)	(0.03)	(0.29)	$9.37	3.93%	0.37%	0.38%	2.95%	2.94%	41%	$5
2022	$10.56	0.33	(1.28)	(0.95)	(0.28)	(0.02)	(0.30)	$9.31	(9.25)%	0.37%	0.38%	2.13%	2.12%	32%	$5
2021(3)	$10.00	0.04(4)	0.52	0.56	—	—	—	$10.56	5.60%	0.37%	0.38%	1.05%	1.04%	24%	$5
A Class
2024(2)	$9.35	0.10	0.24	0.34	(0.19)	—	(0.19)	$9.50	3.62%	0.82%	0.83%	3.84%	3.83%	9%	$12
2023	$9.28	0.25	0.07	0.32	(0.22)	(0.03)	(0.25)	$9.35	3.58%	0.82%	0.83%	2.50%	2.49%	41%	$5
2022	$10.54	0.28	(1.28)	(1.00)	(0.24)	(0.02)	(0.26)	$9.28	(9.70)%	0.82%	0.83%	1.68%	1.67%	32%	$5
2021(3)	$10.00	0.02(4)	0.52	0.54	—	—	—	$10.54	5.40%	0.82%	0.83%	0.60%	0.59%	24%	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(2)	$9.33	0.14	0.19	0.33	(0.16)	—	(0.16)	$9.50	3.58%	1.07%	1.08%	3.59%	3.58%	9%	$46
2023	$9.27	0.22	0.06	0.28	(0.19)	(0.03)	(0.22)	$9.33	3.20%	1.07%	1.08%	2.25%	2.24%	41%	$28
2022	$10.53	0.20	(1.22)	(1.02)	(0.22)	(0.02)	(0.24)	$9.27	(9.90)%	1.07%	1.08%	1.43%	1.42%	32%	$16
2021(3)	$10.00	0.01(4)	0.52	0.53	—	—	—	$10.53	5.30%	1.07%	1.08%	0.35%	0.34%	24%	$13
R6 Class
2024(2)	$9.38	0.17	0.20	0.37	(0.25)	—	(0.25)	$9.50	3.91%	0.22%	0.23%	4.44%	4.43%	9%	$37,980
2023	$9.32	0.30	0.06	0.36	(0.27)	(0.03)	(0.30)	$9.38	4.09%	0.22%	0.23%	3.10%	3.09%	41%	$23,207
2022	$10.57	0.32	(1.25)	(0.93)	(0.30)	(0.02)	(0.32)	$9.32	(9.13)%	0.22%	0.23%	2.28%	2.27%	32%	$19,569
2021(3)	$10.00	0.04(4)	0.53	0.57	—	—	—	$10.57	5.70%	0.22%	0.23%	1.20%	1.19%	24%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2024(2)	$9.40	0.16	0.18	0.34	(0.20)	—	(0.20)	$9.54	3.60%	0.58%	0.58%	4.22%	4.22%	8%	$5,033
2023	$9.25	0.23	0.21	0.44	(0.22)	(0.07)	(0.29)	$9.40	5.04%	0.58%	0.59%	2.61%	2.60%	36%	$4,126
2022	$10.58	0.31	(1.37)	(1.06)	(0.27)	—	(0.27)	$9.25	(10.28)%	0.57%	0.58%	1.75%	1.74%	26%	$3,498
2021(3)	$10.00	0.03(4)	0.55	0.58	—	—	—	$10.58	5.80%	0.57%	0.58%	0.68%	0.67%	3%	$2,002
I Class
2024(2)	$9.41	0.20	0.15	0.35	(0.22)	—	(0.22)	$9.54	3.69%	0.38%	0.38%	4.42%	4.42%	8%	$5
2023	$9.27	0.26	0.19	0.45	(0.24)	(0.07)	(0.31)	$9.41	5.14%	0.38%	0.39%	2.81%	2.80%	36%	$5
2022	$10.59	0.34	(1.37)	(1.03)	(0.29)	—	(0.29)	$9.27	(10.03)%	0.37%	0.38%	1.95%	1.94%	26%	$5
2021(3)	$10.00	0.04(4)	0.55	0.59	—	—	—	$10.59	5.90%	0.37%	0.38%	0.88%	0.87%	3%	$5
A Class
2024(2)	$9.39	0.08	0.24	0.32	(0.17)	—	(0.17)	$9.54	3.45%	0.83%	0.83%	3.97%	3.97%	8%	$8
2023	$9.24	0.21	0.21	0.42	(0.20)	(0.07)	(0.27)	$9.39	4.78%	0.83%	0.84%	2.36%	2.35%	36%	$6
2022	$10.57	0.30	(1.38)	(1.08)	(0.25)	—	(0.25)	$9.24	(10.48)%	0.82%	0.83%	1.50%	1.49%	26%	$5
2021(3)	$10.00	0.02(4)	0.55	0.57	—	—	—	$10.57	5.70%	0.82%	0.83%	0.43%	0.42%	3%	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(2)	$9.37	0.15	0.17	0.32	(0.15)	—	(0.15)	$9.54	3.41%	1.08%	1.08%	3.72%	3.72%	8%	$249
2023	$9.23	0.19	0.20	0.39	(0.18)	(0.07)	(0.25)	$9.37	4.41%	1.08%	1.09%	2.11%	2.10%	36%	$160
2022	$10.56	0.26	(1.36)	(1.10)	(0.23)	—	(0.23)	$9.23	(10.67)%	1.07%	1.08%	1.25%	1.24%	26%	$74
2021(3)	$10.00	—(4)(5)	0.56	0.56	—	—	—	$10.56	5.60%	1.07%	1.08%	0.18%	0.17%	3%	$10
R6 Class
2024(2)	$9.42	0.16	0.19	0.35	(0.23)	—	(0.23)	$9.54	3.74%	0.23%	0.23%	4.57%	4.57%	8%	$47,600
2023	$9.27	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	$9.42	5.41%	0.23%	0.24%	2.96%	2.95%	36%	$28,060
2022	$10.59	0.32	(1.34)	(1.02)	(0.30)	—	(0.30)	$9.27	(9.92)%	0.22%	0.23%	2.10%	2.09%	26%	$20,448
2021(3)	$10.00	0.04(4)	0.55	0.59	—	—	—	$10.59	5.90%	0.22%	0.23%	1.03%	1.02%	3%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2024(2)	$9.41	0.17	0.13	0.30	(0.20)	—	(0.20)	$9.51	3.22%	0.58%	0.58%	3.99%	3.99%	9%	$5,568
2023	$9.17	0.20	0.33	0.53	(0.21)	(0.08)	(0.29)	$9.41	6.18%	0.58%	0.58%	2.37%	2.37%	35%	$4,817
2022	$10.61	0.32	(1.48)	(1.16)	(0.28)	—	(0.28)	$9.17	(11.24)%	0.58%	0.58%	1.54%	1.54%	20%	$3,056
2021(3)	$10.00	0.02(4)	0.59	0.61	—	—	—	$10.61	6.10%	0.58%	0.58%	0.54%	0.54%	2%	$1,620
I Class
2024(2)	$9.42	0.19	0.12	0.31	(0.22)	—	(0.22)	$9.51	3.32%	0.38%	0.38%	4.19%	4.19%	9%	$30
2023	$9.18	0.24	0.31	0.55	(0.23)	(0.08)	(0.31)	$9.42	6.39%	0.38%	0.38%	2.57%	2.57%	35%	$29
2022	$10.62	0.35	(1.49)	(1.14)	(0.30)	—	(0.30)	$9.18	(11.08)%	0.38%	0.38%	1.74%	1.74%	20%	$27
2021(3)	$10.00	0.03(4)	0.59	0.62	—	—	—	$10.62	6.20%	0.38%	0.38%	0.74%	0.74%	2%	$31
A Class
2024(2)	$9.40	0.08	0.22	0.30	(0.18)	—	(0.18)	$9.52	3.18%	0.83%	0.83%	3.74%	3.74%	9%	$148
2023	$9.15	0.20	0.32	0.52	(0.19)	(0.08)	(0.27)	$9.40	6.03%	0.83%	0.83%	2.12%	2.12%	35%	$6
2022	$10.60	0.30	(1.49)	(1.19)	(0.26)	—	(0.26)	$9.15	(11.53)%	0.83%	0.83%	1.29%	1.29%	20%	$5
2021(3)	$10.00	0.01(4)	0.59	0.60	—	—	—	$10.60	6.00%	0.83%	0.83%	0.29%	0.29%	2%	$5

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(2)	$9.38	0.15	0.13	0.28	(0.15)	—	(0.15)	$9.51	3.03%	1.08%	1.08%	3.49%	3.49%	9%	$229
2023	$9.14	0.17	0.32	0.49	(0.17)	(0.08)	(0.25)	$9.38	5.66%	1.08%	1.08%	1.87%	1.87%	35%	$223
2022	$10.59	0.26	(1.47)	(1.21)	(0.24)	—	(0.24)	$9.14	(11.72)%	1.08%	1.08%	1.04%	1.04%	20%	$93
2021(3)	$10.00	—(4)(5)	0.59	0.59	—	—	—	$10.59	5.90%	1.08%	1.08%	0.04%	0.04%	2%	$18
R6 Class
2024(2)	$9.43	0.18	0.15	0.33	(0.24)	—	(0.24)	$9.52	3.47%	0.23%	0.23%	4.34%	4.34%	9%	$37,418
2023	$9.19	0.26	0.31	0.57	(0.25)	(0.08)	(0.33)	$9.43	6.55%	0.23%	0.23%	2.72%	2.72%	35%	$27,474
2022	$10.62	0.33	(1.45)	(1.12)	(0.31)	—	(0.31)	$9.19	(10.88)%	0.23%	0.23%	1.89%	1.89%	20%	$20,684
2021(3)	$10.00	0.04(4)	0.58	0.62	—	—	—	$10.62	6.20%	0.23%	0.23%	0.89%	0.89%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2024(2)	$9.51	0.16	0.11	0.27	(0.19)	—	(0.19)	$9.59	2.83%	0.58%	3.98%	9%	$3,862
2023	$9.14	0.19	0.45	0.64	(0.19)	(0.08)	(0.27)	$9.51	7.33%	0.58%	2.16%	21%	$2,876
2022	$10.65	0.31	(1.52)	(1.21)	(0.28)	(0.02)	(0.30)	$9.14	(11.73)%	0.58%	1.29%	13%	$1,467
2021(3)	$10.00	0.01(4)	0.64	0.65	—	—	—	$10.65	6.50%	0.58%	0.37%	2%	$790
I Class
2024(2)	$9.52	0.19	0.09	0.28	(0.21)	—	(0.21)	$9.59	2.93%	0.38%	4.18%	9%	$5
2023	$9.15	0.22	0.43	0.65	(0.20)	(0.08)	(0.28)	$9.52	7.54%	0.38%	2.36%	21%	$5
2022	$10.66	0.36	(1.55)	(1.19)	(0.30)	(0.02)	(0.32)	$9.15	(11.58)%	0.38%	1.49%	13%	$5
2021(3)	$10.00	0.02(4)	0.64	0.66	—	—	—	$10.66	6.60%	0.38%	0.57%	2%	$5
A Class
2024(2)	$9.49	0.10	0.16	0.26	(0.16)	—	(0.16)	$9.59	2.79%	0.83%	3.73%	9%	$104
2023	$9.12	0.18	0.43	0.61	(0.16)	(0.08)	(0.24)	$9.49	7.07%	0.83%	1.91%	21%	$33
2022	$10.64	0.30	(1.54)	(1.24)	(0.26)	(0.02)	(0.28)	$9.12	(12.02)%	0.83%	1.04%	13%	$30
2021(3)	$10.00	0.01(4)	0.63	0.64	—	—	—	$10.64	6.40%	0.83%	0.12%	2%	$5
R Class
2024(2)	$9.48	0.13	0.12	0.25	(0.14)	—	(0.14)	$9.59	2.64%	1.08%	3.48%	9%	$299
2023	$9.11	0.14	0.45	0.59	(0.14)	(0.08)	(0.22)	$9.48	6.80%	1.08%	1.66%	21%	$251
2022	$10.63	0.27	(1.53)	(1.26)	(0.24)	(0.02)	(0.26)	$9.11	(12.22)%	1.08%	0.79%	13%	$111
2021(3)	$10.00	—(4)(5)	0.63	0.63	—	—	—	$10.63	6.30%	1.08%	(0.13)%	2%	$33

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(2)	$9.53	0.17	0.12	0.29	(0.22)	—	(0.22)	$9.60	3.08%	0.23%	4.33%	9%	$36,359
2023	$9.16	0.23	0.44	0.67	(0.22)	(0.08)	(0.30)	$9.53	7.70%	0.23%	2.51%	21%	$27,154
2022	$10.66	0.33	(1.50)	(1.17)	(0.31)	(0.02)	(0.33)	$9.16	(11.37)%	0.23%	1.64%	13%	$19,654
2021(3)	$10.00	0.03(4)	0.63	0.66	—	—	—	$10.66	6.60%	0.23%	0.72%	2%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2024(2)	$9.62	0.17	0.07	0.24	(0.18)	(0.02)	(0.20)	$9.66	2.53%	0.58%	3.95%	7%	$3,719
2023	$9.15	0.17	0.57	0.74	(0.18)	(0.09)	(0.27)	$9.62	8.47%	0.58%	1.89%	24%	$2,792
2022	$10.68	0.32	(1.56)	(1.24)	(0.29)	—	(0.29)	$9.15	(11.94)%	0.58%	1.08%	12%	$1,719
2021(3)	$10.00	0.01(4)	0.67	0.68	—	—	—	$10.68	6.80%	0.58%	0.24%	10%	$431
I Class
2024(2)	$9.63	0.18	0.07	0.25	(0.20)	(0.02)	(0.22)	$9.66	2.62%	0.38%	4.15%	7%	$15
2023	$9.16	0.20	0.55	0.75	(0.19)	(0.09)	(0.28)	$9.63	8.69%	0.38%	2.09%	24%	$15
2022	$10.69	0.34	(1.56)	(1.22)	(0.31)	—	(0.31)	$9.16	(11.79)%	0.38%	1.28%	12%	$14
2021(3)	$10.00	0.02(4)	0.67	0.69	—	—	—	$10.69	6.90%	0.38%	0.44%	10%	$5
A Class
2024(2)	$9.60	0.13	0.10	0.23	(0.16)	(0.02)	(0.18)	$9.65	2.38%	0.83%	3.70%	7%	$9
2023	$9.14	0.17	0.54	0.71	(0.16)	(0.09)	(0.25)	$9.60	8.10%	0.83%	1.64%	24%	$5
2022	$10.67	0.31	(1.57)	(1.26)	(0.27)	—	(0.27)	$9.14	(12.14)%	0.83%	0.83%	12%	$5
2021(3)	$10.00	—(4)(5)	0.67	0.67	—	—	—	$10.67	6.70%	0.83%	(0.01)%	10%	$5
R Class
2024(2)	$9.59	0.15	0.06	0.21	(0.13)	(0.02)	(0.15)	$9.65	2.23%	1.08%	3.45%	7%	$315
2023	$9.13	0.13	0.55	0.68	(0.13)	(0.09)	(0.22)	$9.59	7.83%	1.08%	1.39%	24%	$269
2022	$10.66	0.26	(1.54)	(1.28)	(0.25)	—	(0.25)	$9.13	(12.33)%	1.08%	0.58%	12%	$60
2021(3)	$10.00	(0.01)(4)	0.67	0.66	—	—	—	$10.66	6.60%	1.08%	(0.26)%	10%	$15

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(2)	$9.63	0.18	0.09	0.27	(0.22)	(0.02)	(0.24)	$9.66	2.77%	0.23%	4.30%	7%	$51,569
2023	$9.17	0.22	0.54	0.76	(0.21)	(0.09)	(0.30)	$9.63	8.74%	0.23%	2.24%	24%	$30,626
2022	$10.70	0.34	(1.54)	(1.20)	(0.33)	—	(0.33)	$9.17	(11.67)%	0.23%	1.43%	12%	$22,372
2021(3)	$10.00	0.03(4)	0.67	0.70	—	—	—	$10.70	7.00%	0.23%	0.59%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2024(2)	$9.69	0.16	0.08	0.24	(0.17)	(0.04)	(0.21)	$9.72	2.47%	0.58%	3.89%	4%	$2,218
2023	$9.14	0.16	0.64	0.80	(0.16)	(0.09)	(0.25)	$9.69	9.20%	0.58%	1.73%	20%	$1,859
2022	$10.70	0.35	(1.59)	(1.24)	(0.32)	—	(0.32)	$9.14	(12.05)%	0.58%	1.15%	10%	$1,482
2021(3)	$10.00	0.01(4)	0.69	0.70	—	—	—	$10.70	7.10%	0.58%	0.14%	12%	$822
I Class
2024(2)	$9.70	0.14	0.11	0.25	(0.19)	(0.04)	(0.23)	$9.72	2.57%	0.38%	4.09%	4%	$25
2023	$9.15	0.18	0.64	0.82	(0.18)	(0.09)	(0.27)	$9.70	9.42%	0.38%	1.93%	20%	$5
2022	$10.72	0.37	(1.60)	(1.23)	(0.34)	—	(0.34)	$9.15	(11.89)%	0.38%	1.35%	10%	$5
2021(3)	$10.00	0.02(4)	0.70	0.72	—	—	—	$10.72	7.20%	0.38%	0.34%	12%	$5
A Class
2024(2)	$9.68	0.11	0.11	0.22	(0.14)	(0.04)	(0.18)	$9.72	2.32%	0.83%	3.64%	4%	$84
2023	$9.13	0.14	0.64	0.78	(0.14)	(0.09)	(0.23)	$9.68	8.93%	0.83%	1.48%	20%	$5
2022	$10.70	0.33	(1.60)	(1.27)	(0.30)	—	(0.30)	$9.13	(12.24)%	0.83%	0.90%	10%	$5
2021(3)	$10.00	—(4)(5)	0.70	0.70	—	—	—	$10.70	7.00%	0.83%	(0.11)%	12%	$5
R Class
2024(2)	$9.66	0.13	0.08	0.21	(0.12)	(0.04)	(0.16)	$9.71	2.18%	1.08%	3.39%	4%	$252
2023	$9.11	0.11	0.65	0.76	(0.12)	(0.09)	(0.21)	$9.66	8.67%	1.08%	1.23%	20%	$231
2022	$10.68	0.29	(1.58)	(1.29)	(0.28)	—	(0.28)	$9.11	(12.45)%	1.08%	0.65%	10%	$195
2021(3)	$10.00	(0.01)(4)	0.69	0.68	—	—	—	$10.68	6.80%	1.08%	(0.36)%	12%	$105

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(2)	$9.71	0.16	0.09	0.25	(0.20)	(0.04)	(0.24)	$9.72	2.62%	0.23%	4.24%	4%	$35,627
2023	$9.16	0.19	0.64	0.83	(0.19)	(0.09)	(0.28)	$9.71	9.58%	0.23%	2.08%	20%	$23,167
2022	$10.72	0.37	(1.57)	(1.20)	(0.36)	—	(0.36)	$9.16	(11.69)%	0.23%	1.50%	10%	$15,032
2021(3)	$10.00	0.03(4)	0.69	0.72	—	—	—	$10.72	7.20%	0.23%	0.49%	12%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2024(2)	$9.71	0.16	0.07	0.23	(0.16)	—	(0.16)	$9.78	2.41%	0.58%	3.89%	5%	$1,646
2023	$9.14	0.14	0.70	0.84	(0.16)	(0.11)	(0.27)	$9.71	9.69%	0.58%	1.60%	34%	$1,296
2022	$10.73	0.36	(1.62)	(1.26)	(0.33)	—	(0.33)	$9.14	(12.17)%	0.58%	1.09%	20%	$696
2021(3)	$10.00	—(4)(5)	0.73	0.73	—	—	—	$10.73	7.30%	0.58%	0.12%	10%	$413
I Class
2024(2)	$9.72	0.17	0.07	0.24	(0.18)	—	(0.18)	$9.78	2.50%	0.38%	4.09%	5%	$5
2023	$9.15	0.17	0.69	0.86	(0.18)	(0.11)	(0.29)	$9.72	9.90%	0.38%	1.80%	34%	$5
2022	$10.73	0.38	(1.61)	(1.23)	(0.35)	—	(0.35)	$9.15	(11.93)%	0.38%	1.29%	20%	$5
2021(3)	$10.00	0.02(4)	0.71	0.73	—	—	—	$10.73	7.30%	0.38%	0.32%	10%	$5
A Class
2024(2)	$9.70	0.14	0.08	0.22	(0.14)	—	(0.14)	$9.78	2.26%	0.83%	3.64%	5%	$25
2023	$9.12	0.13	0.70	0.83	(0.14)	(0.11)	(0.25)	$9.70	9.54%	0.83%	1.35%	34%	$5
2022	$10.71	0.33	(1.61)	(1.28)	(0.31)	—	(0.31)	$9.12	(12.38)%	0.83%	0.84%	20%	$5
2021(3)	$10.00	—(4)(5)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.13)%	10%	$5
R Class
2024(2)	$9.68	0.14	0.06	0.20	(0.11)	—	(0.11)	$9.77	2.11%	1.08%	3.39%	5%	$256
2023	$9.11	0.11	0.69	0.80	(0.12)	(0.11)	(0.23)	$9.68	9.16%	1.08%	1.10%	34%	$212
2022	$10.70	0.31	(1.61)	(1.30)	(0.29)	—	(0.29)	$9.11	(12.57)%	1.08%	0.59%	20%	$185
2021(3)	$10.00	(0.01)(4)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.38)%	10%	$19

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(2)	$9.74	0.17	0.08	0.25	(0.20)	—	(0.20)	$9.79	2.55%	0.23%	4.24%	5%	$22,013
2023	$9.16	0.18	0.70	0.88	(0.19)	(0.11)	(0.30)	$9.74	10.17%	0.23%	1.95%	34%	$12,875
2022	$10.74	0.38	(1.60)	(1.22)	(0.36)	—	(0.36)	$9.16	(11.81)%	0.23%	1.44%	20%	$9,578
2021(3)	$10.00	0.02(4)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.47%	10%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2024(2)	$9.82	0.16	0.06	0.22	(0.16)	(0.04)	(0.20)	$9.84	2.28%	0.58%	3.80%	4%	$1,811
2023	$9.15	0.14	0.75	0.89	(0.14)	(0.08)	(0.22)	$9.82	10.08%	0.59%	1.51%	23%	$1,535
2022	$10.73	0.33	(1.59)	(1.26)	(0.31)	(0.01)	(0.32)	$9.15	(12.16)%	0.58%	1.17%	19%	$687
2021(3)	$10.00	0.01(4)	0.72	0.73	—	—	—	$10.73	7.30%	0.58%	0.19%	13%	$304
I Class
2024(2)	$9.82	0.17	0.07	0.24	(0.18)	(0.04)	(0.22)	$9.84	2.49%	0.38%	4.00%	4%	$12
2023	$9.16	0.17	0.73	0.90	(0.16)	(0.08)	(0.24)	$9.82	10.18%	0.39%	1.71%	23%	$12
2022	$10.73	0.27	(1.50)	(1.23)	(0.33)	(0.01)	(0.34)	$9.16	(11.92)%	0.38%	1.37%	19%	$11
2021(3)	$10.00	0.01(4)	0.72	0.73	—	—	—	$10.73	7.30%	0.38%	0.39%	13%	$5
A Class
2024(2)	$9.79	0.14	0.08	0.22	(0.14)	(0.04)	(0.18)	$9.83	2.24%	0.83%	3.55%	4%	$24
2023	$9.13	0.12	0.74	0.86	(0.12)	(0.08)	(0.20)	$9.79	9.71%	0.84%	1.26%	23%	$6
2022	$10.71	0.33	(1.61)	(1.28)	(0.29)	(0.01)	(0.30)	$9.13	(12.37)%	0.83%	0.92%	19%	$5
2021(3)	$10.00	—(4)(5)	0.71	0.71	—	—	—	$10.71	7.10%	0.83%	(0.06)%	13%	$5
R Class
2024(2)	$9.78	0.08	0.13	0.21	(0.12)	(0.04)	(0.16)	$9.83	2.09%	1.08%	3.30%	4%	$160
2023	$9.12	0.20	0.64	0.84	(0.10)	(0.08)	(0.18)	$9.78	9.43%	1.09%	1.01%	23%	$87
2022	$10.70	0.27	(1.57)	(1.30)	(0.27)	(0.01)	(0.28)	$9.12	(12.56)%	1.08%	0.67%	19%	$98
2021(3)	$10.00	(0.01)(4)	0.71	0.70	—	—	—	$10.70	7.00%	1.08%	(0.31)%	13%	$21

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(2)	$9.83	0.18	0.07	0.25	(0.20)	(0.04)	(0.24)	$9.84	2.53%	0.23%	4.15%	4%	$13,653
2023	$9.16	0.16	0.76	0.92	(0.17)	(0.08)	(0.25)	$9.83	10.46%	0.24%	1.86%	23%	$8,366
2022	$10.74	0.36	(1.58)	(1.22)	(0.35)	(0.01)	(0.36)	$9.16	(11.90)%	0.23%	1.52%	19%	$3,871
2021(3)	$10.00	0.02(4)	0.72	0.74	—	—	—	$10.74	7.40%	0.23%	0.54%	13%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2024(2)	$9.71	0.16	0.07	0.23	(0.16)	—	(0.16)	$9.78	2.41%	0.58%	3.90%	3%	$2,615
2023	$9.19	0.14	0.73	0.87	(0.17)	(0.18)	(0.35)	$9.71	10.06%	0.59%	1.26%	64%	$2,032
2022	$10.79	0.36	(1.63)	(1.27)	(0.33)	—	(0.33)	$9.19	(12.20)%	0.58%	2.57%	45%	$1,145
2021(3)	$10.00	—(4)(5)	0.79	0.79	—	—	—	$10.79	7.90%	0.58%	0.13%	19%	$541
I Class
2024(2)	$9.71	0.17	0.07	0.24	(0.18)	—	(0.18)	$9.77	2.51%	0.38%	4.10%	3%	$5
2023	$9.20	0.17	0.71	0.88	(0.19)	(0.18)	(0.37)	$9.71	10.17%	0.39%	1.46%	64%	$5
2022	$10.80	0.38	(1.63)	(1.25)	(0.35)	—	(0.35)	$9.20	(12.05)%	0.38%	2.77%	45%	$5
2021(3)	$10.00	0.02(4)	0.78	0.80	—	—	—	$10.80	8.00%	0.38%	0.33%	19%	$5
A Class
2024(2)	$9.69	0.15	0.06	0.21	(0.14)	—	(0.14)	$9.76	2.16%	0.83%	3.65%	3%	$110
2023	$9.17	0.13	0.72	0.85	(0.15)	(0.18)	(0.33)	$9.69	9.80%	0.84%	1.01%	64%	$5
2022	$10.78	0.33	(1.63)	(1.30)	(0.31)	—	(0.31)	$9.17	(12.49)%	0.83%	2.32%	45%	$5
2021(3)	$10.00	—(4)(5)	0.78	0.78	—	—	—	$10.78	7.80%	0.83%	(0.12)%	19%	$5
R Class
2024(2)	$9.68	0.14	0.06	0.20	(0.11)	—	(0.11)	$9.77	2.12%	1.08%	3.40%	3%	$424
2023	$9.16	0.11	0.71	0.82	(0.12)	(0.18)	(0.30)	$9.68	9.53%	1.09%	0.76%	64%	$297
2022	$10.77	0.26	(1.59)	(1.33)	(0.28)	—	(0.28)	$9.16	(12.68)%	1.08%	2.07%	45%	$206
2021(3)	$10.00	(0.01)(4)	0.78	0.77	—	—	—	$10.77	7.70%	1.08%	(0.37)%	19%	$49

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2024(2)	$9.72	0.16	0.09	0.25	(0.20)	—	(0.20)	$9.77	2.56%	0.23%	4.25%	3%	$3,103
2023	$9.21	0.21	0.68	0.89	(0.20)	(0.18)	(0.38)	$9.72	10.33%	0.24%	1.61%	64%	$1,345
2022	$10.80	0.37	(1.60)	(1.23)	(0.36)	—	(0.36)	$9.21	(11.84)%	0.23%	2.92%	45%	$921
2021(3)	$10.00	0.02(4)	0.78	0.80	—	—	—	$10.80	8.00%	0.23%	0.48%	19%	$5

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended January 31, 2024 (unaudited).
(3)March 10, 2021 (fund inception) through July 31, 2021.
(4)Computed using average shares outstanding throughout the period.
(5)Per-share amount was less than $0.005.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on September 13, 2023, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, annually following an initial two-year period.

Prior to its consideration of the renewal of the Funds' management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the Funds' management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to the following:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided and to be provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to financial intermediaries by Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held a meeting to consider the renewal. The independent Directors also met on three occasions in private session to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement , requesting supplemental information from the Adviser and an independent data provider, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The performance for One Choice Blend+ 2015 Portfolio and One Choice Blend+ 2020 Portfolio was above each Fund's respective benchmark for the one-year period reviewed by the Board. In relation to industry peers, the One Choice Blend+ 2015 Portfolio was above the median of its peer performance universe as identified by a third-party service provider for the one-year period, and the One Choice Blend+ 2020 Portfolio was below the median of its peer performance universe as identified by a third-party service provider for the one-year period. The performance for One Choice Blend+ 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 Portfolios was below each Fund's respective benchmark for the one-year period reviewed by the Board. In relation to industry peers, the One Choice Blend+ 2025 Portfolio was above the median of its peer performance universe as identified by a third-party service provider for the one-year period, and the One Choice Blend+ 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 Portfolios were below the median of their peer performance universe as identified by a third-party service provider for the one-year period.

The Board discussed the Funds’ performance with the Advisor. The Independent Directors requested, and the Adviser provided additional information relevant to the Independent Directors’ review. This information was supplemented by information requested by the Independent Directors from a third-party provider of industry data. In addition, Adviser personnel met with the Independent Directors and provided additional information and insight that addressed the Independent Directors’ follow-up questions and provided important detail and perspective on fund performance. The discussions included, among other things, the impact of the Funds’ investment strategy and glide path on performance relative to their peers. The Independent Directors found that the Funds’ performance has been consistent over time with their investment policies and construction given market conditions, noting that fund shareholders have generally selected these products based on their specific investment approach and understand the unique characteristics of the Funds’ glide path and approach to helping investors meet their investment objectives. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. Under the management agreement, the Advisor is paid a single, all-inclusive (or unified) management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests. Under the unified fee structure, the Advisor provides all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. The Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peer expense universe and a narrower set of its expense group peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Adviser the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to each Fund under the agreement was below the median of the total expense ratios of the fund’s peer expense universe. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement with the Funds are fair and reasonable and that the management fee charged to each Fund is reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes
99

Notes

100

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97415 2403

Semiannual Report

January 31, 2024

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Second-Half Rally Lifted Six-Month Returns

Elevated inflation, restrictive central bank policy, rising interest rates and economic uncertainty pummeled stocks in the first half of the six-month period. But a second-half rally left U.S. and global stocks with six-month gains.
Markets were generally cautious early in the reporting period. After lifting rates to a 22-year high range of 5.25% to 5.5% in July, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Investors resumed a higher-for-longer interest rate outlook. Treasury yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Nevertheless, the July rate hike proved to be the Fed’s last. Policymakers held rates steady through December when they penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, yields declined and markets rallied. The Fed remained on pause following its January meeting. But Fed Board Chair Jerome Powell cautioned that although rate cuts were likely in 2024, they weren’t imminent, with inflation still above target. Elsewhere, central banks in Europe and the U.K. hiked rates early in the six-month period before pausing through January.

The late-period rally more than offset the earlier sell-off, and global stocks posted gains for the six months. U.S. stocks outperformed global and emerging markets indices. With central banks concluding their tightening campaigns, government bond yields declined overall, and U.S. and global bonds advanced.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Portfolio Characteristics

Portfolio Composition as a % of net assets as of January 31, 2024
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Domestic Fixed Income Funds	60.1%	40.6%	27.9%	16.8%	—
Domestic Equity Funds	23.5%	32.8%	44.2%	55.2%	65.6%
International Fixed Income Funds	16.4%	15.4%	8.4%	4.5%	—
International Equity Funds	—	11.2%	19.5%	23.5%	34.4%
Other Assets and Liabilities	—	—(1)	—	—	—
(1)Category is less than 0.05% of total net assets.
3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,033.50	$0.00	0.00%(2)
R Class	$1,000	$1,030.80	$2.55	0.50%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(2)
R Class	$1,000	$1,022.62	$2.54	0.50%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,030.20	$0.00	0.00%(2)
R Class	$1,000	$1,028.40	$2.55	0.50%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(2)
R Class	$1,000	$1,022.62	$2.54	0.50%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,026.60	$0.00	0.00%(2)
R Class	$1,000	$1,023.20	$2.54	0.50%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(2)
R Class	$1,000	$1,022.62	$2.54	0.50%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,024.10	$0.00	0.00%(2)
R Class	$1,000	$1,021.00	$2.54	0.50%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(2)
R Class	$1,000	$1,022.62	$2.54	0.50%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,018.40	$0.00	0.00%(2)
R Class	$1,000	$1,015.70	$2.53	0.50%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(2)
R Class	$1,000	$1,022.62	$2.54	0.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedules of Investments

JANUARY 31, 2024 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 60.1%
Diversified Bond Fund Investor Class	8,583,647	$79,656,241
High Income Fund Investor Class	646,316	5,519,536
Inflation-Adjusted Bond Fund Investor Class	4,269,004	44,483,023
Short Duration Fund Investor Class	5,988,136	58,623,856
Short Duration Inflation Protection Bond Fund Investor Class	5,227,038	52,531,732
		240,814,388
Domestic Equity Funds — 23.5%
Focused Large Cap Value Fund Investor Class	2,394,871	24,092,407
Growth Fund Investor Class	219,086	10,936,756
Heritage Fund Investor Class	426,778	9,354,963
Mid Cap Value Fund Investor Class	853,327	13,141,242
Real Estate Fund Investor Class	176,805	4,190,270
Select Fund Investor Class	31,124	3,173,399
Small Cap Growth Fund Investor Class(2)	174,280	3,210,245
Small Cap Value Fund Investor Class	318,700	3,158,313
Sustainable Equity Fund Investor Class	472,513	22,690,051
		93,947,646
International Fixed Income Funds — 16.4%
Emerging Markets Debt Fund Investor Class	926,177	8,205,928
Global Bond Fund Investor Class	6,635,733	57,465,445
		65,671,373
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $385,384,206)		400,433,407
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$400,433,407

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
6

JANUARY 31, 2024 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.6%
Diversified Bond Fund Investor Class	22,198,737	$206,004,281
High Income Fund Investor Class	1,439,282	12,291,472
Inflation-Adjusted Bond Fund Investor Class	9,244,075	96,323,262
Short Duration Fund Investor Class	8,604,035	84,233,502
Short Duration Inflation Protection Bond Fund Investor Class	5,586,609	56,145,422
		454,997,939
Domestic Equity Funds — 32.8%
Focused Large Cap Value Fund Investor Class	7,982,056	80,299,484
Growth Fund Investor Class	1,139,727	56,895,192
Heritage Fund Investor Class	1,991,285	43,648,969
Mid Cap Value Fund Investor Class	3,298,681	50,799,694
Select Fund Investor Class	144,581	14,741,491
Small Cap Growth Fund Investor Class(2)	643,809	11,858,962
Small Cap Value Fund Investor Class	1,177,578	11,669,795
Sustainable Equity Fund Investor Class	2,037,004	97,816,937
		367,730,524
International Fixed Income Funds — 15.4%
Emerging Markets Debt Fund Investor Class	2,562,249	22,701,530
Global Bond Fund Investor Class	17,232,943	149,237,282
		171,938,812
International Equity Funds — 11.2%
Global Real Estate Fund Investor Class	1,030,574	12,191,686
International Growth Fund Investor Class(2)	4,294,742	51,365,116
International Small-Mid Cap Fund Investor Class	1,265,607	11,580,307
International Value Fund Investor Class	6,167,251	50,633,134
		125,770,243
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,041,826,325)		1,120,437,518
OTHER ASSETS AND LIABILITIES†		(3,322)
TOTAL NET ASSETS — 100.0%		$1,120,434,196

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
7

JANUARY 31, 2024 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.2%
Focused Dynamic Growth Fund Investor Class(2)	656,619	$32,397,559
Focused Large Cap Value Fund Investor Class	15,069,654	151,600,719
Growth Fund Investor Class	2,140,169	106,837,230
Heritage Fund Investor Class	4,578,066	100,351,196
Mid Cap Value Fund Investor Class	6,287,436	96,826,508
Select Fund Investor Class	133,496	13,611,217
Small Cap Growth Fund Investor Class(2)	1,484,271	27,340,270
Small Cap Value Fund Investor Class	2,712,239	26,878,289
Sustainable Equity Fund Investor Class	4,584,437	220,144,661
		775,987,649
Domestic Fixed Income Funds — 27.9%
Core Plus Fund Investor Class	26,720,721	248,235,496
High Income Fund Investor Class	2,921,116	24,946,330
Inflation-Adjusted Bond Fund Investor Class	10,036,464	104,579,960
Short Duration Fund Investor Class	9,738,279	95,337,753
Short Duration Inflation Protection Bond Fund Investor Class	1,725,178	17,338,034
		490,437,573
International Equity Funds — 19.5%
Emerging Markets Fund Investor Class	7,170,446	70,270,374
Global Real Estate Fund Investor Class	2,092,187	24,750,568
International Growth Fund Investor Class(2)	8,858,589	105,948,723
International Small-Mid Cap Fund Investor Class	3,905,978	35,739,696
International Value Fund Investor Class	8,583,037	70,466,733
Non-U.S. Intrinsic Value Fund Investor Class	3,921,520	34,979,962
		342,156,056
International Fixed Income Funds — 8.4%
Emerging Markets Debt Fund Investor Class	3,947,787	34,977,391
Global Bond Fund Investor Class	13,015,126	112,710,995
		147,688,386
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,560,073,559)		1,756,269,664
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,756,269,664

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
8

JANUARY 31, 2024 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.2%
Focused Dynamic Growth Fund Investor Class(2)	840,904	$41,490,195
Focused Large Cap Value Fund Investor Class	10,186,485	102,476,040
Growth Fund Investor Class	1,260,562	62,927,236
Heritage Fund Investor Class	2,903,091	63,635,750
Mid Cap Value Fund Investor Class	3,986,737	61,395,745
Small Cap Growth Fund Investor Class(2)	980,870	18,067,620
Small Cap Value Fund Investor Class	1,776,606	17,606,169
Sustainable Equity Fund Investor Class	2,399,113	115,205,430
		482,804,185
International Equity Funds — 23.5%
Emerging Markets Fund Investor Class	4,876,585	47,790,530
Global Real Estate Fund Investor Class	995,971	11,782,337
International Growth Fund Investor Class(2)	5,182,873	61,987,161
International Small-Mid Cap Fund Investor Class	2,448,494	22,403,720
International Value Fund Investor Class	4,022,665	33,026,082
Non-U.S. Intrinsic Value Fund Investor Class	3,189,866	28,453,605
		205,443,435
Domestic Fixed Income Funds — 16.8%
Core Plus Fund Investor Class	7,037,201	65,375,601
High Income Fund Investor Class	2,941,400	25,119,554
Inflation-Adjusted Bond Fund Investor Class	2,534,997	26,414,665
Short Duration Fund Investor Class	2,228,028	21,812,398
Short Duration Inflation Protection Bond Fund Investor Class	868,452	8,727,947
		147,450,165
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund Investor Class	1,492,325	13,221,996
Global Bond Fund Investor Class	3,040,566	26,331,300
		39,553,296
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $708,231,383)		875,251,081
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$875,251,081

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
9

JANUARY 31, 2024 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 65.6%
Focused Dynamic Growth Fund Investor Class(2)	431,497	$21,290,074
Focused Large Cap Value Fund Investor Class	4,154,379	41,793,051
Growth Fund Investor Class	627,410	31,320,319
Heritage Fund Investor Class	1,305,783	28,622,765
Mid Cap Value Fund Investor Class	1,707,790	26,299,963
Small Cap Growth Fund Investor Class(2)	536,690	9,885,834
Small Cap Value Fund Investor Class	970,000	9,612,701
Sustainable Equity Fund Investor Class	1,000,265	48,032,713
		216,857,420
International Equity Funds — 34.4%
Emerging Markets Fund Investor Class	2,857,896	28,007,383
Global Real Estate Fund Investor Class	550,709	6,514,888
International Growth Fund Investor Class(2)	2,786,002	33,320,585
International Small-Mid Cap Fund Investor Class	1,817,008	16,625,619
International Value Fund Investor Class	1,608,632	13,206,872
Non-U.S. Intrinsic Value Fund Investor Class	1,820,980	16,243,141
		113,918,488
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $252,786,762)		330,775,908
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$330,775,908

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
10

Statements of Assets and Liabilities

JANUARY 31, 2024 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $385,384,206, $1,041,826,325 and $1,560,073,559, respectively)	$400,433,407	$1,120,437,518	$1,756,269,664
Receivable for investments sold	132,110	233,218	320,847
Receivable for capital shares sold	28,561	159,699	596,966
Distributions receivable from affiliates	504,338	1,054,254	1,352,948
	401,098,416	1,121,884,689	1,758,540,425

Liabilities
Payable for investments purchased	504,338	1,054,254	1,352,948
Payable for capital shares redeemed	160,048	395,661	916,292
Distribution and service fees payable	623	578	1,521
	665,009	1,450,493	2,270,761

Net Assets	$400,433,407	$1,120,434,196	$1,756,269,664

Net Assets Consist of:
Capital (par value and paid-in surplus)	$405,875,166	$1,079,732,762	$1,605,823,248
Distributable earnings (loss)	(5,441,759)	40,701,434	150,446,416
	$400,433,407	$1,120,434,196	$1,756,269,664

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$398,937,036	35,632,319	$11.20
R Class, $0.01 Par Value	$1,496,371	133,526	$11.21
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,119,070,469	89,182,746	$12.55
R Class, $0.01 Par Value	$1,363,727	108,690	$12.55
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,752,595,466	123,196,512	$14.23
R Class, $0.01 Par Value	$3,674,198	258,305	$14.22

See Notes to Financial Statements.
11

JANUARY 31, 2024 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $708,231,383 and $252,786,762, respectively)	$875,251,081	$330,775,908
Receivable for investments sold	366,768	—
Receivable for capital shares sold	186,594	165,846
Distributions receivable from affiliates	433,139	—
	876,237,582	330,941,754

Liabilities
Payable for investments purchased	433,139	90,226
Payable for capital shares redeemed	551,652	73,334
Distribution and service fees payable	1,710	2,286
	986,501	165,846

Net Assets	$875,251,081	$330,775,908

Net Assets Consist of:
Capital (par value and paid-in surplus)	$737,770,096	$267,726,723
Distributable earnings (loss)	137,480,985	63,049,185
	$875,251,081	$330,775,908

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$871,264,084	58,955,877	$14.78
R Class, $0.01 Par Value	$3,986,997	269,306	$14.80
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$325,281,353	18,835,889	$17.27
R Class, $0.01 Par Value	$5,494,555	317,558	$17.30

See Notes to Financial Statements.
12

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$7,915,819	$19,758,172	$28,227,236

Expenses:
Distribution and service fees - R Class	4,666	4,206	10,176
Directors' fees and expenses	7,479	20,250	31,307
	12,145	24,456	41,483

Net investment income (loss)	7,903,674	19,733,716	28,185,753

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(8,658,298)	(15,906,140)	(14,603,927)
Capital gain distributions received from underlying funds	1,642,840	6,940,607	13,997,264
	(7,015,458)	(8,965,533)	(606,663)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	11,205,967	20,933,070	13,448,694

Net realized and unrealized gain (loss) on affiliates	4,190,509	11,967,537	12,842,031

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,094,183	$31,701,253	$41,027,784

See Notes to Financial Statements.
13

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$12,937,702	$4,162,481

Expenses:
Distribution and service fees - R Class	11,548	14,370
Directors' fees and expenses	15,639	5,899
	27,187	20,269

Net investment income (loss)	12,910,515	4,142,212

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(8,433,782)	(1,359,379)
Capital gain distributions received from underlying funds	8,367,389	4,051,795
	(66,393)	2,692,416

Change in net unrealized appreciation (depreciation) on investments in underlying funds	6,030,787	(1,189,457)

Net realized and unrealized gain (loss) on affiliates	5,964,394	1,502,959

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,874,909	$5,645,171

See Notes to Financial Statements.
14

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$7,903,674	$15,467,462	$19,733,716	$31,729,337
Net realized gain (loss)	(7,015,458)	(4,682,852)	(8,965,533)	(9,599,106)
Change in net unrealized appreciation (depreciation)	11,205,967	(11,456,927)	20,933,070	11,182,392
Net increase (decrease) in net assets resulting from operations	12,094,183	(672,317)	31,701,253	33,312,623

Distributions to Shareholders
From earnings:
Investor Class	(7,496,584)	(31,122,338)	(18,869,870)	(101,507,450)
R Class	(25,580)	(138,804)	(21,046)	(170,559)
Decrease in net assets from distributions	(7,522,164)	(31,261,142)	(18,890,916)	(101,678,009)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(40,741,117)	(30,103,365)	(54,920,973)	(23,986,357)

Net increase (decrease) in net assets	(36,169,098)	(62,036,824)	(42,110,636)	(92,351,743)

Net Assets
Beginning of period	436,602,505	498,639,329	1,162,544,832	1,254,896,575
End of period	$400,433,407	$436,602,505	$1,120,434,196	$1,162,544,832

See Notes to Financial Statements.
15

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$28,185,753	$40,678,019	$12,910,515	$17,089,356
Net realized gain (loss)	(606,663)	(5,124,082)	(66,393)	(4,377,563)
Change in net unrealized appreciation (depreciation)	13,448,694	64,915,387	6,030,787	57,312,491
Net increase (decrease) in net assets resulting from operations	41,027,784	100,469,324	18,874,909	70,024,284

Distributions to Shareholders
From earnings:
Investor Class	(27,007,519)	(163,873,048)	(18,312,894)	(89,027,672)
R Class	(48,098)	(450,933)	(64,143)	(470,701)
Decrease in net assets from distributions	(27,055,617)	(164,323,981)	(18,377,037)	(89,498,373)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(79,103,551)	40,512,101	(37,418,807)	20,707,548

Net increase (decrease) in net assets	(65,131,384)	(23,342,556)	(36,920,935)	1,233,459

Net Assets
Beginning of period	1,821,401,048	1,844,743,604	912,172,016	910,938,557
End of period	$1,756,269,664	$1,821,401,048	$875,251,081	$912,172,016

See Notes to Financial Statements.
16

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$4,142,212	$3,755,344
Net realized gain (loss)	2,692,416	(4,893,567)
Change in net unrealized appreciation (depreciation)	(1,189,457)	34,844,520
Net increase (decrease) in net assets resulting from operations	5,645,171	33,706,297

Distributions to Shareholders
From earnings:
Investor Class	(5,278,977)	(34,957,792)
R Class	(57,170)	(546,234)
Decrease in net assets from distributions	(5,336,147)	(35,504,026)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(12,481,966)	8,152,404

Net increase (decrease) in net assets	(12,172,942)	6,354,675

Net Assets
Beginning of period	342,948,850	336,594,175
End of period	$330,775,908	$342,948,850

See Notes to Financial Statements.
17

Notes to Financial Statements

JANUARY 31, 2024 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended January 31, 2024 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2024 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$52,626,616	$139,897,229	$163,788,420	$66,215,593	$19,392,421
Sales	$91,343,445	$187,035,079	$227,765,693	$100,738,554	$29,016,527

19

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	1,390,455	$15,195,928	4,295,034	$47,908,584
Issued in reinvestment of distributions	667,010	7,343,790	2,862,749	30,596,022
Redeemed	(5,740,987)	(62,413,489)	(9,832,725)	(108,998,735)
	(3,683,522)	(39,873,771)	(2,674,942)	(30,494,129)
R Class
Sold	17,120	187,454	83,263	917,115
Issued in reinvestment of distributions	2,325	25,580	12,956	138,504
Redeemed	(102,392)	(1,080,380)	(60,438)	(664,855)
	(82,947)	(867,346)	35,781	390,764
Net increase (decrease)	(3,766,469)	$(40,741,117)	(2,639,161)	$(30,103,365)
One Choice Portfolio: Conservative
Investor Class
Sold	2,562,701	$31,115,037	6,084,501	$74,953,183
Issued in reinvestment of distributions	1,499,395	18,463,328	8,544,788	99,250,594
Redeemed	(8,565,334)	(103,806,842)	(16,195,479)	(198,440,150)
	(4,503,238)	(54,228,477)	(1,566,190)	(24,236,373)
R Class
Sold	15,112	182,068	72,167	881,614
Issued in reinvestment of distributions	1,710	21,046	14,704	170,559
Redeemed	(77,450)	(895,610)	(64,731)	(802,157)
	(60,628)	(692,496)	22,140	250,016
Net increase (decrease)	(4,563,866)	$(54,920,973)	(1,544,050)	$(23,986,357)
One Choice Portfolio: Moderate
Investor Class
Sold	3,594,329	$49,553,821	8,848,896	$121,843,760
Issued in reinvestment of distributions	1,897,242	26,442,850	12,497,701	160,498,699
Redeemed	(11,294,046)	(153,996,536)	(17,647,327)	(241,814,741)
	(5,802,475)	(77,999,865)	3,699,270	40,527,718
R Class
Sold	39,277	537,802	85,660	1,183,183
Issued in reinvestment of distributions	3,443	48,060	35,171	450,915
Redeemed	(130,942)	(1,689,548)	(120,840)	(1,649,715)
	(88,222)	(1,103,686)	(9)	(15,617)
Net increase (decrease)	(5,890,697)	$(79,103,551)	3,699,261	$40,512,101

20

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	2,280,254	$32,668,702	4,930,076	$70,110,928
Issued in reinvestment of distributions	1,224,799	17,967,803	6,727,180	87,303,413
Redeemed	(6,071,655)	(86,632,671)	(9,770,100)	(137,772,897)
	(2,566,602)	(35,996,166)	1,887,156	19,641,444
R Class
Sold	45,530	646,132	97,195	1,374,672
Issued in reinvestment of distributions	4,361	64,143	36,180	470,701
Redeemed	(157,237)	(2,132,916)	(55,490)	(779,269)
	(107,346)	(1,422,641)	77,885	1,066,104
Net increase (decrease)	(2,673,948)	$(37,418,807)	1,965,041	$20,707,548
One Choice Portfolio: Very Aggressive
Investor Class
Sold	778,787	$12,891,255	1,772,910	$28,894,797
Issued in reinvestment of distributions	297,798	5,104,264	2,310,745	34,152,802
Redeemed	(1,775,413)	(29,663,337)	(3,479,229)	(56,444,627)
	(698,828)	(11,667,818)	604,426	6,602,972
R Class
Sold	55,815	922,595	115,505	1,886,697
Issued in reinvestment of distributions	3,326	57,170	36,803	545,426
Redeemed	(116,028)	(1,793,913)	(53,870)	(882,691)
	(56,887)	(814,148)	98,438	1,549,432
Net increase (decrease)	(755,715)	$(12,481,966)	702,864	$8,152,404
6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

21

7. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$394,853,105	$1,063,336,662	$1,597,152,752
Gross tax appreciation of investments	$26,744,497	$110,682,076	$242,325,202
Gross tax depreciation of investments	(21,164,195)	(53,581,220)	(83,208,290)
Net tax appreciation (depreciation) of investments	$5,580,302	$57,100,856	$159,116,912

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$735,023,374	$266,047,817
Gross tax appreciation of investments	$159,057,923	$67,212,506
Gross tax depreciation of investments	(18,830,216)	(2,484,415)
Net tax appreciation (depreciation) of investments	$140,227,707	$64,728,091

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2023, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
One Choice Portfolio: Very Conservative	$(2,356,667)	$(2,464,507)
One Choice Portfolio: Conservative	$(5,275,105)	$(6,571,355)
One Choice Portfolio: Moderate	$(9,922,516)	$(5,924,256)
One Choice Portfolio: Aggressive	$(5,375,802)	$(1,564,881)
One Choice Portfolio: Very Aggressive	$(2,077,261)	$(3,461,217)

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 62% of the shares of Core Plus Fund.

22

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2024 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$74,696	$13,334	$10,879	$2,505	$79,656	8,584	$(1,594)	$1,559
High Income Fund	4,964	1,521	1,234	269	5,520	646	(173)	145
Inflation-Adjusted Bond Fund	48,882	1,417	5,862	46	44,483	4,269	(767)	1,417
Short Duration Fund	64,964	2,408	10,378	1,630	58,624	5,988	(877)	1,373
Short Duration Inflation Protection Bond Fund	57,617	1,470	7,127	572	52,532	5,227	(384)	1,265
Focused Large Cap Value Fund	28,117	692	4,435	(281)	24,093	2,395	261	692
Growth Fund	8,016	4,434	2,188	675	10,937	219	(145)	574
Heritage Fund	10,699	74	1,482	64	9,355	427	43	74
Mid Cap Value Fund	15,040	592	1,651	(840)	13,141	853	187	592
Real Estate Fund	4,774	176	819	59	4,190	177	(78)	54
Select Fund	—	3,151	—	22	3,173	31	—	154
Small Cap Growth Fund(3)	2,558	800	238	90	3,210	174	(70)	—
Small Cap Value Fund	2,493	807	91	(51)	3,158	319	(1)	17
Sustainable Equity Fund	27,068	500	5,150	272	22,690	473	644	400
Emerging Markets Debt Fund	9,589	250	1,780	147	8,206	926	(299)	250
Global Bond Fund	40,159	21,001	5,380	1,685	57,465	6,636	(1,013)	993
Disciplined Growth Fund	5,688	—	3,976	(1,712)	—	—	1,912	—
International Bond Fund(3)	31,279	—	37,333	6,054	—	—	(6,304)	—
	$436,603	$52,627	$100,003	$11,206	$400,433	37,344	$(8,658)	$9,559
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$198,153	$23,299	$20,976	$5,528	$206,004	22,199	$(3,155)	$4,152
High Income Fund	12,525	1,242	2,030	554	12,291	1,439	(267)	391
Inflation-Adjusted Bond Fund	99,176	3,032	5,109	(776)	96,323	9,244	(697)	3,032
Short Duration Fund	78,338	4,793	—	1,103	84,234	8,604	—	1,779
Short Duration Inflation Protection Bond Fund	59,420	1,343	4,923	306	56,146	5,587	(90)	1,343
Focused Large Cap Value Fund	89,899	2,224	12,314	491	80,300	7,982	(527)	2,224
Growth Fund	42,166	17,612	6,352	3,469	56,895	1,140	(822)	2,767
Heritage Fund	49,361	343	7,658	1,603	43,649	1,991	(1,106)	343
Mid Cap Value Fund	54,350	2,258	3,496	(2,312)	50,800	3,299	15	2,258
Select Fund	—	14,641	—	100	14,741	145	—	717
Small Cap Growth Fund(3)	9,646	2,130	—	83	11,859	644	—	—
Small Cap Value Fund	9,391	2,527	62	(186)	11,670	1,178	1	63
Sustainable Equity Fund	110,393	2,263	17,022	2,183	97,817	2,037	1,733	1,707
Emerging Markets Debt Fund	25,216	700	3,404	190	22,702	2,562	(567)	699
Global Bond Fund	94,144	58,094	5,973	2,972	149,237	17,233	(1,254)	2,529
Global Real Estate Fund	12,245	992	1,019	(26)	12,192	1,031	(44)	291
International Growth Fund(3)	57,911	—	5,775	(771)	51,365	4,295	(1,178)	—
International Small-Mid Cap Fund	12,161	127	428	(280)	11,580	1,266	(113)	127
International Value Fund	57,958	2,277	8,423	(1,179)	50,633	6,167	(453)	2,277
Disciplined Growth Fund	25,429	—	17,901	(7,528)	—	—	8,425	—
International Bond Fund(3)	64,666	—	80,075	15,409	—	—	(15,807)	—
	$1,162,548	$139,897	$202,940	$20,933	$1,120,438	98,043	$(15,906)	$26,699
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$32,619	—	$1,656	$1,435	$32,398	657	$(10)	—
Focused Large Cap Value Fund	171,710	$4,035	25,501	1,357	151,601	15,070	(1,817)	$4,035
Growth Fund	86,261	18,803	3,681	5,454	106,837	2,140	(353)	4,891
Heritage Fund	109,807	775	14,125	3,894	100,351	4,578	(2,841)	774
Mid Cap Value Fund	100,639	4,240	3,777	(4,275)	96,827	6,287	(5)	4,240
Select Fund	—	13,520	—	91	13,611	133	—	662
Small Cap Growth Fund(3)	24,548	2,887	228	133	27,340	1,484	(71)	—
Small Cap Value Fund	23,818	3,965	345	(560)	26,878	2,712	5	150
Sustainable Equity Fund	239,266	4,884	30,010	6,005	220,145	4,584	3,005	3,867
Core Plus Fund	232,607	37,574	31,522	9,576	248,235	26,721	(6,138)	5,275
High Income Fund	18,852	5,562	—	532	24,946	2,921	—	637
Inflation-Adjusted Bond Fund	105,978	3,292	3,836	(854)	104,580	10,036	(636)	3,292
Short Duration Fund	85,852	8,260	—	1,226	95,338	9,738	—	1,962
Short Duration Inflation Protection Bond Fund	17,950	415	1,111	84	17,338	1,725	3	415
Emerging Markets Fund	60,168	16,235	3,501	(2,632)	70,270	7,170	(910)	926
Global Real Estate Fund	18,413	7,513	1,100	(75)	24,751	2,092	(52)	448
International Growth Fund(3)	123,744	—	17,811	16	105,949	8,859	(4,416)	—
International Small-Mid Cap Fund	36,628	393	161	(1,120)	35,740	3,906	(43)	393
International Value Fund	87,436	3,124	19,106	(987)	70,467	8,583	(1,538)	3,124
Non-U.S. Intrinsic Value Fund	49,395	4,063	12,099	(6,379)	34,980	3,922	(256)	4,063
Emerging Markets Debt Fund	38,052	1,069	4,314	170	34,977	3,948	(685)	1,070
Global Bond Fund	89,301	23,179	1,697	1,928	112,711	13,015	(376)	2,001
Disciplined Growth Fund	32,826	—	23,281	(9,545)	—	—	10,706	—
International Bond Fund(3)	35,532	—	43,507	7,975	—	—	(8,176)	—
	$1,821,402	$163,788	$242,369	$13,449	$1,756,270	140,281	$(14,604)	$42,225
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$43,117	—	$3,148	$1,521	$41,490	841	$267	—
Focused Large Cap Value Fund	114,212	$2,719	15,125	670	102,476	10,186	(1,011)	$2,719
Growth Fund	65,484	2,844	9,302	3,901	62,927	1,261	(705)	2,844
Heritage Fund	69,709	492	9,014	2,449	63,636	2,903	(1,702)	491
Mid Cap Value Fund	63,660	2,688	2,268	(2,684)	61,396	3,987	(22)	2,688
Small Cap Growth Fund(3)	14,841	3,449	474	252	18,068	981	(130)	—
Small Cap Value Fund	14,301	4,194	600	(289)	17,606	1,777	7	95
Sustainable Equity Fund	128,348	2,088	18,000	2,769	115,205	2,399	2,399	2,088
Emerging Markets Fund	43,067	7,645	442	(2,480)	47,790	4,877	(115)	629
Global Real Estate Fund	9,130	3,178	466	(60)	11,782	996	5	223
International Growth Fund(3)	69,232	—	6,508	(737)	61,987	5,183	(1,628)	—
International Small-Mid Cap Fund	22,745	456	109	(688)	22,404	2,448	(29)	247
International Value Fund	40,711	1,464	8,720	(429)	33,026	4,023	(779)	1,465
Non-U.S. Intrinsic Value Fund	36,236	3,306	6,101	(4,987)	28,454	3,190	(109)	3,306
Core Plus Fund	57,806	21,005	17,900	4,465	65,376	7,037	(3,169)	1,378
High Income Fund	27,340	3,699	7,553	1,634	25,120	2,941	(1,189)	776
Inflation-Adjusted Bond Fund	26,233	832	336	(314)	26,415	2,535	(53)	831
Short Duration Fund	16,475	5,052	—	285	21,812	2,228	—	419
Short Duration Inflation Protection Bond Fund	8,917	209	451	53	8,728	868	(11)	209
Emerging Markets Debt Fund	14,100	402	1,305	25	13,222	1,492	(215)	402
Global Bond Fund	26,513	494	1,351	675	26,331	3,041	(245)	495
	$912,177	$66,216	$109,173	$6,031	$875,251	65,194	$(8,434)	$21,305
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$21,368	$193	$1,034	$763	$21,290	431	$216	—
Focused Large Cap Value Fund	45,034	2,015	5,546	290	41,793	4,154	(380)	$1,148
Growth Fund	33,097	1,868	5,525	1,880	31,320	627	(260)	1,476
Heritage Fund	30,076	387	2,747	907	28,623	1,306	(469)	227
Mid Cap Value Fund	26,301	1,981	925	(1,057)	26,300	1,708	(75)	1,177
Small Cap Growth Fund(3)	8,908	1,575	898	301	9,886	537	(246)	—
Small Cap Value Fund	8,671	1,977	823	(213)	9,612	970	50	55
Sustainable Equity Fund	51,961	957	6,354	1,469	48,033	1,000	596	859
Emerging Markets Fund	26,379	3,790	757	(1,405)	28,007	2,858	(122)	374
Global Real Estate Fund	6,517	418	416	(4)	6,515	551	(22)	172
International Growth Fund(3)	34,618	483	909	(871)	33,321	2,786	(180)	—
International Small-Mid Cap Fund	16,340	1,210	584	(340)	16,626	1,817	(141)	188
International Value Fund	15,335	598	2,539	(187)	13,207	1,609	(276)	598
Non-U.S. Intrinsic Value Fund	18,344	1,940	1,319	(2,722)	16,243	1,821	(50)	1,940
	$342,949	$19,392	$30,376	$(1,189)	$330,776	22,175	$(1,359)	$8,214
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2024(4)	$11.04	0.21	0.16	0.37	(0.21)	—	(0.21)	$11.20	3.35%	0.00%(5)	3.87%	13%	$398,937
2023	$11.82	0.38	(0.39)	(0.01)	(0.38)	(0.39)	(0.77)	$11.04	0.21%	0.01%	3.37%	13%	$434,210
2022	$13.50	0.45	(1.28)	(0.83)	(0.46)	(0.39)	(0.85)	$11.82	(6.57)%	0.00%(5)	3.52%	9%	$496,501
2021	$12.54	0.20	1.20	1.40	(0.19)	(0.25)	(0.44)	$13.50	11.39%	0.00%(5)	1.55%	18%	$524,867
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%(5)	1.73%	22%	$459,434
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(5)	2.48%	11%	$425,814
R Class
2024(4)	$11.05	0.16	0.18	0.34	(0.18)	—	(0.18)	$11.21	3.08%	0.50%	3.37%	13%	$1,496
2023	$11.83	0.31	(0.38)	(0.07)	(0.32)	(0.39)	(0.71)	$11.05	(0.29)%	0.51%	2.87%	13%	$2,393
2022	$13.50	0.37	(1.26)	(0.89)	(0.39)	(0.39)	(0.78)	$11.83	(6.96)%	0.50%	3.02%	9%	$2,138
2021	$12.55	0.14	1.19	1.33	(0.13)	(0.25)	(0.38)	$13.50	10.73%	0.50%	1.05%	18%	$1,663
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2024(4)	$12.39	0.22	0.15	0.37	(0.21)	—	(0.21)	$12.55	3.02%	0.00%(5)	3.55%	13%	$1,119,070
2023	$13.15	0.33	0.02	0.35	(0.35)	(0.76)	(1.11)	$12.39	3.33%	0.00%(5)	2.72%	12%	$1,160,448
2022	$15.71	0.57	(1.87)	(1.30)	(0.59)	(0.67)	(1.26)	$13.15	(9.08)%	0.00%(5)	3.94%	10%	$1,252,961
2021	$14.16	0.22	2.11	2.33	(0.22)	(0.56)	(0.78)	$15.71	16.82%	0.00%(5)	1.46%	18%	$1,452,250
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%(5)	1.64%	24%	$1,245,493
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(5)	2.45%	11%	$1,240,425
R Class
2024(4)	$12.38	0.16	0.19	0.35	(0.18)	—	(0.18)	$12.55	2.84%	0.50%	3.05%	13%	$1,364
2023	$13.15	0.27	0.01	0.28	(0.29)	(0.76)	(1.05)	$12.38	2.74%	0.50%	2.22%	12%	$2,097
2022	$15.71	0.49	(1.87)	(1.38)	(0.51)	(0.67)	(1.18)	$13.15	(9.54)%	0.50%	3.44%	10%	$1,936
2021	$14.15	0.14	2.12	2.26	(0.14)	(0.56)	(0.70)	$15.71	16.30%	0.50%	0.96%	18%	$1,743
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2024(4)	$14.08	0.22	0.15	0.37	(0.22)	—	(0.22)	$14.23	2.66%	0.00%(5)	3.28%	9%	$1,752,595
2023	$14.68	0.32	0.41	0.73	(0.33)	(1.00)	(1.33)	$14.08	5.95%	0.00%(5)	2.31%	13%	$1,816,523
2022	$18.13	0.69	(2.49)	(1.80)	(0.72)	(0.93)	(1.65)	$14.68	(11.03)%	0.00%(5)	4.21%	11%	$1,839,658
2021	$16.01	0.20	3.36	3.56	(0.20)	(1.24)	(1.44)	$18.13	23.09%	0.00%(5)	1.18%	30%	$2,180,041
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%(5)	1.59%	28%	$1,833,678
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(5)	2.28%	14%	$1,881,575
R Class
2024(4)	$14.08	0.17	0.15	0.32	(0.18)	—	(0.18)	$14.22	2.32%	0.50%	2.78%	9%	$3,674
2023	$14.68	0.25	0.41	0.66	(0.26)	(1.00)	(1.26)	$14.08	5.42%	0.50%	1.81%	13%	$4,878
2022	$18.13	0.60	(2.48)	(1.88)	(0.64)	(0.93)	(1.57)	$14.68	(11.48)%	0.50%	3.71%	11%	$5,086
2021	$16.00	0.11	3.37	3.48	(0.11)	(1.24)	(1.35)	$18.13	22.54%	0.50%	0.68%	30%	$5,053
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2024(4)	$14.74	0.21	0.14	0.35	(0.31)	—	(0.31)	$14.78	2.41%	0.00%(5)	3.00%	8%	$871,264
2023	$15.20	0.28	0.80	1.08	(0.30)	(1.24)	(1.54)	$14.74	8.42%	0.01%	1.96%	14%	$906,625
2022	$19.05	0.77	(2.79)	(2.02)	(0.76)	(1.07)	(1.83)	$15.20	(11.96)%	0.00%(5)	4.47%	11%	$906,402
2021	$16.24	0.19	4.23	4.42	(0.17)	(1.44)	(1.61)	$19.05	28.36%	0.00%(5)	1.07%	21%	$1,078,655
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%(5)	1.56%	27%	$882,822
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(5)	2.17%	23%	$1,333,116
R Class
2024(4)	$14.73	0.16	0.15	0.31	(0.24)	—	(0.24)	$14.80	2.10%	0.50%	2.50%	8%	$3,987
2023	$15.18	0.21	0.80	1.01	(0.22)	(1.24)	(1.46)	$14.73	7.92%	0.51%	1.46%	14%	$5,547
2022	$19.03	0.68	(2.80)	(2.12)	(0.66)	(1.07)	(1.73)	$15.18	(12.44)%	0.50%	3.97%	11%	$4,537
2021	$16.21	0.10	4.23	4.33	(0.07)	(1.44)	(1.51)	$19.03	27.80%	0.50%	0.57%	21%	$4,775
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2024(4)	$17.23	0.21	0.11	0.32	(0.28)	—	(0.28)	$17.27	1.84%	0.00%(5)	2.56%	6%	$325,281
2023	$17.53	0.19	1.40	1.59	(0.20)	(1.69)	(1.89)	$17.23	10.86%	0.01%	1.17%	14%	$336,502
2022	$22.45	0.90	(3.75)	(2.85)	(0.88)	(1.19)	(2.07)	$17.53	(14.22)%	0.00%(5)	4.48%	11%	$331,761
2021	$18.07	0.14	5.90	6.04	(0.13)	(1.53)	(1.66)	$22.45	34.63%	0.00%(5)	0.67%	15%	$396,903
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%(5)	1.21%	33%	$304,714
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(5)	1.70%	19%	$305,967
R Class
2024(4)	$17.22	0.15	0.12	0.27	(0.19)	—	(0.19)	$17.30	1.57%	0.50%	2.06%	6%	$5,495
2023	$17.51	0.10	1.42	1.52	(0.12)	(1.69)	(1.81)	$17.22	10.33%	0.51%	0.67%	14%	$6,446
2022	$22.42	0.80	(3.76)	(2.96)	(0.76)	(1.19)	(1.95)	$17.51	(14.65)%	0.50%	3.98%	11%	$4,833
2021	$18.05	0.03	5.89	5.92	(0.02)	(1.53)	(1.55)	$22.42	33.90%	0.50%	0.17%	15%	$5,032
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Six months ended January 31, 2024 (unaudited).
(5)Ratio was less than 0.005%.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 2403

Semiannual Report

January 31, 2024

One Choice® In Retirement Portfolio	One Choice® 2045 Portfolio
Investor Class (ARTOX)	Investor Class (AROIX)
I Class (ATTIX)	I Class (AOOIX)
A Class (ARTAX)	A Class (AROAX)
C Class (ATTCX)	C Class (AROCX)
R Class (ARSRX)	R Class (ARORX)
R6 Class (ARDTX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)
The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending January 31, 2024. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Second-Half Rally Lifted Six-Month Returns

Elevated inflation, restrictive central bank policy, rising interest rates and economic uncertainty pummeled stocks in the first half of the six-month period. But a second-half rally left U.S. and global stocks with six-month gains.
Markets were generally cautious early in the reporting period. After lifting rates to a 22-year high range of 5.25% to 5.5% in July, the Federal Reserve (Fed) warned that persistent above-target inflation may require more tightening. Investors resumed a higher-for-longer interest rate outlook. Treasury yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Nevertheless, the July rate hike proved to be the Fed’s last. Policymakers held rates steady through December when they penciled in three rate cuts for 2024. Against this backdrop, recession fears eased, yields declined and markets rallied. The Fed remained on pause following its January meeting. But Fed Board Chair Jerome Powell cautioned that although rate cuts were likely in 2024, they weren’t imminent, with inflation still above target. Elsewhere, central banks in Europe and the U.K. hiked rates early in the six-month period before pausing through January.

The late-period rally more than offset the earlier sell-off, and global stocks posted gains for the six months. U.S. stocks outperformed global and emerging markets indices. With central banks concluding their tightening campaigns, government bond yields declined overall, and U.S. and global bonds advanced.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions, political uncertainty and slowing growth. In addition, the Israel-Hamas war and other tensions in the Middle East complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Portfolio Characteristics

Portfolio Composition as a % of net assets as of January 31, 2024
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Domestic Fixed Income Funds	42.5%	41.5%	36.7%	32.1%	28.0%
Domestic Equity Funds	30.8%	31.5%	34.6%	38.1%	42.4%
International Fixed Income Funds	15.5%	15.4%	15.0%	13.9%	11.2%
International Equity Funds	11.2%	11.6%	13.7%	15.9%	18.4%
Other Assets and Liabilities	—(1)	—(1)	—	—(1)	—(1)

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Domestic Fixed Income Funds	23.5%	18.6%	14.3%	12.3%	11.0%
Domestic Equity Funds	46.7%	51.3%	55.5%	57.5%	58.5%
International Fixed Income Funds	8.8%	7.0%	5.3%	4.6%	4.1%
International Equity Funds	21.0%	23.1%	24.9%	25.6%	26.4%
Other Assets and Liabilities	—(1)	—(1)	—(1)	—(1)	—
(1)Category is less than 0.05% of total net assets.
3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,034.70	$3.84	0.75%
I Class	$1,000	$1,035.70	$2.81	0.55%
A Class	$1,000	$1,033.40	$5.11	1.00%
C Class	$1,000	$1,029.70	$8.93	1.75%
R Class	$1,000	$1,032.10	$6.39	1.25%
R6 Class	$1,000	$1,036.70	$2.05	0.40%
Hypothetical
Investor Class	$1,000	$1,021.37	$3.81	0.75%
I Class	$1,000	$1,022.37	$2.80	0.55%
A Class	$1,000	$1,020.11	$5.08	1.00%
C Class	$1,000	$1,016.34	$8.87	1.75%
R Class	$1,000	$1,018.85	$6.34	1.25%
R6 Class	$1,000	$1,023.13	$2.03	0.40%
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,034.40	$3.94	0.77%
I Class	$1,000	$1,035.80	$2.92	0.57%
A Class	$1,000	$1,033.40	$5.21	1.02%
C Class	$1,000	$1,028.60	$9.03	1.77%
R Class	$1,000	$1,031.60	$6.49	1.27%
R6 Class	$1,000	$1,035.90	$2.15	0.42%
Hypothetical
Investor Class	$1,000	$1,021.27	$3.91	0.77%
I Class	$1,000	$1,022.27	$2.90	0.57%
A Class	$1,000	$1,020.01	$5.18	1.02%
C Class	$1,000	$1,016.24	$8.97	1.77%
R Class	$1,000	$1,018.75	$6.44	1.27%
R6 Class	$1,000	$1,023.03	$2.14	0.42%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,032.60	$4.04	0.79%
I Class	$1,000	$1,033.80	$3.02	0.59%
A Class	$1,000	$1,031.80	$5.31	1.04%
C Class	$1,000	$1,028.30	$9.13	1.79%
R Class	$1,000	$1,030.90	$6.59	1.29%
R6 Class	$1,000	$1,034.00	$2.25	0.44%
Hypothetical
Investor Class	$1,000	$1,021.17	$4.01	0.79%
I Class	$1,000	$1,022.17	$3.00	0.59%
A Class	$1,000	$1,019.91	$5.28	1.04%
C Class	$1,000	$1,016.14	$9.07	1.79%
R Class	$1,000	$1,018.65	$6.55	1.29%
R6 Class	$1,000	$1,022.93	$2.24	0.44%
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,031.70	$4.19	0.82%
I Class	$1,000	$1,031.70	$3.17	0.62%
A Class	$1,000	$1,029.80	$5.46	1.07%
C Class	$1,000	$1,025.50	$9.27	1.82%
R Class	$1,000	$1,028.50	$6.73	1.32%
R6 Class	$1,000	$1,033.10	$2.40	0.47%
Hypothetical
Investor Class	$1,000	$1,021.01	$4.17	0.82%
I Class	$1,000	$1,022.02	$3.15	0.62%
A Class	$1,000	$1,019.76	$5.43	1.07%
C Class	$1,000	$1,015.99	$9.22	1.82%
R Class	$1,000	$1,018.50	$6.70	1.32%
R6 Class	$1,000	$1,022.77	$2.39	0.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,028.70	$4.28	0.84%
I Class	$1,000	$1,029.90	$3.27	0.64%
A Class	$1,000	$1,027.70	$5.56	1.09%
C Class	$1,000	$1,024.10	$9.36	1.84%
R Class	$1,000	$1,026.80	$6.83	1.34%
R6 Class	$1,000	$1,030.90	$2.50	0.49%
Hypothetical
Investor Class	$1,000	$1,020.91	$4.27	0.84%
I Class	$1,000	$1,021.92	$3.25	0.64%
A Class	$1,000	$1,019.66	$5.53	1.09%
C Class	$1,000	$1,015.89	$9.32	1.84%
R Class	$1,000	$1,018.40	$6.80	1.34%
R6 Class	$1,000	$1,022.67	$2.49	0.49%
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,027.10	$4.43	0.87%
I Class	$1,000	$1,027.90	$3.42	0.67%
A Class	$1,000	$1,026.40	$5.70	1.12%
C Class	$1,000	$1,022.00	$9.50	1.87%
R Class	$1,000	$1,024.50	$6.97	1.37%
R6 Class	$1,000	$1,029.40	$2.65	0.52%
Hypothetical
Investor Class	$1,000	$1,020.76	$4.42	0.87%
I Class	$1,000	$1,021.77	$3.40	0.67%
A Class	$1,000	$1,019.51	$5.69	1.12%
C Class	$1,000	$1,015.74	$9.48	1.87%
R Class	$1,000	$1,018.25	$6.95	1.37%
R6 Class	$1,000	$1,022.52	$2.64	0.52%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
7

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,025.70	$4.53	0.89%
I Class	$1,000	$1,026.20	$3.51	0.69%
A Class	$1,000	$1,023.90	$5.80	1.14%
C Class	$1,000	$1,020.80	$9.60	1.89%
R Class	$1,000	$1,022.80	$7.07	1.39%
R6 Class	$1,000	$1,027.80	$2.75	0.54%
Hypothetical
Investor Class	$1,000	$1,020.66	$4.52	0.89%
I Class	$1,000	$1,021.67	$3.51	0.69%
A Class	$1,000	$1,019.41	$5.79	1.14%
C Class	$1,000	$1,015.64	$9.58	1.89%
R Class	$1,000	$1,018.15	$7.05	1.39%
R6 Class	$1,000	$1,022.42	$2.75	0.54%
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,024.10	$4.53	0.89%
I Class	$1,000	$1,026.10	$3.51	0.69%
A Class	$1,000	$1,022.90	$5.80	1.14%
C Class	$1,000	$1,020.00	$9.60	1.89%
R Class	$1,000	$1,022.30	$7.07	1.39%
R6 Class	$1,000	$1,026.80	$2.75	0.54%
Hypothetical
Investor Class	$1,000	$1,020.66	$4.52	0.89%
I Class	$1,000	$1,021.67	$3.51	0.69%
A Class	$1,000	$1,019.41	$5.79	1.14%
C Class	$1,000	$1,015.64	$9.58	1.89%
R Class	$1,000	$1,018.15	$7.05	1.39%
R6 Class	$1,000	$1,022.42	$2.75	0.54%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
8

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Expenses Paid During Period(1) 8/1/23 - 1/31/24	Annualized Expense Ratio(1)
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,024.30	$4.53	0.89%
I Class	$1,000	$1,025.60	$3.51	0.69%
A Class	$1,000	$1,024.00	$5.80	1.14%
C Class	$1,000	$1,019.40	$9.59	1.89%
R Class	$1,000	$1,022.10	$7.07	1.39%
R6 Class	$1,000	$1,026.30	$2.75	0.54%
Hypothetical
Investor Class	$1,000	$1,020.66	$4.52	0.89%
I Class	$1,000	$1,021.67	$3.51	0.69%
A Class	$1,000	$1,019.41	$5.79	1.14%
C Class	$1,000	$1,015.64	$9.58	1.89%
R Class	$1,000	$1,018.15	$7.05	1.39%
R6 Class	$1,000	$1,022.42	$2.75	0.54%
One Choice 2065 Portfolio
Actual
Investor Class	$1,000	$1,025.00	$4.53	0.89%
I Class	$1,000	$1,025.30	$3.51	0.69%
A Class	$1,000	$1,023.40	$5.80	1.14%
C Class	$1,000	$1,019.40	$9.59	1.89%
R Class	$1,000	$1,021.80	$7.06	1.39%
R6 Class	$1,000	$1,026.80	$2.75	0.54%
Hypothetical
Investor Class	$1,000	$1,020.66	$4.52	0.89%
I Class	$1,000	$1,021.67	$3.51	0.69%
A Class	$1,000	$1,019.41	$5.79	1.14%
C Class	$1,000	$1,015.64	$9.58	1.89%
R Class	$1,000	$1,018.15	$7.05	1.39%
R6 Class	$1,000	$1,022.42	$2.75	0.54%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
9

Schedules of Investments

JANUARY 31, 2024 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 42.5%
Diversified Bond Fund G Class	38,108,450	$354,027,502
High Income Fund G Class	7,739,088	66,091,816
Inflation-Adjusted Bond Fund G Class	6,026,499	62,735,856
Short Duration Fund G Class	14,909,565	145,815,549
Short Duration Inflation Protection Bond Fund G Class	13,429,289	136,307,283
		764,978,006
Domestic Equity Funds — 30.8%
Focused Large Cap Value Fund G Class	14,956,798	150,764,525
Growth Fund G Class	1,722,776	89,704,927
Heritage Fund G Class	1,216,552	31,265,380
Mid Cap Value Fund G Class	3,479,135	53,717,841
Select Fund G Class	210,382	22,451,994
Small Cap Growth Fund G Class(2)	828,992	17,093,814
Small Cap Value Fund G Class	1,677,965	16,913,889
Sustainable Equity Fund G Class	3,599,666	173,647,889
		555,560,259
International Fixed Income Funds — 15.5%
Emerging Markets Debt Fund G Class	2,353,226	20,849,580
Global Bond Fund G Class	29,563,566	257,498,664
		278,348,244
International Equity Funds — 11.2%
Global Real Estate Fund G Class	1,441,097	17,048,179
International Growth Fund G Class(2)	6,797,751	82,320,759
International Small-Mid Cap Fund G Class	1,018,681	9,545,043
International Value Fund G Class	11,445,878	93,741,737
		202,655,718
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,625,666,968)		1,801,542,227
OTHER ASSETS AND LIABILITIES†		(782)
TOTAL NET ASSETS — 100.0%		$1,801,541,445

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
10

JANUARY 31, 2024 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.5%
Diversified Bond Fund G Class	35,815,151	$332,722,755
High Income Fund G Class	7,511,765	64,150,472
Inflation-Adjusted Bond Fund G Class	6,013,859	62,604,274
Short Duration Fund G Class	12,871,458	125,882,857
Short Duration Inflation Protection Bond Fund G Class	11,491,294	116,636,632
		701,996,990
Domestic Equity Funds — 31.5%
Focused Large Cap Value Fund G Class	14,153,136	142,663,611
Growth Fund G Class	1,679,772	87,465,710
Heritage Fund G Class	1,201,683	30,883,262
Mid Cap Value Fund G Class	3,378,676	52,166,753
Select Fund G Class	205,468	21,927,529
Small Cap Growth Fund G Class(2)	819,556	16,899,250
Small Cap Value Fund G Class	1,634,565	16,476,414
Sustainable Equity Fund G Class	3,414,239	164,702,905
		533,185,434
International Fixed Income Funds — 15.4%
Emerging Markets Debt Fund G Class	2,486,341	22,028,982
Global Bond Fund G Class	27,350,272	238,220,874
		260,249,856
International Equity Funds — 11.6%
Emerging Markets Fund G Class	200,852	2,030,616
Global Real Estate Fund G Class	1,385,251	16,387,515
International Growth Fund G Class(2)	6,514,216	78,887,160
International Small-Mid Cap Fund G Class	1,137,537	10,658,720
International Value Fund G Class	10,716,196	87,765,648
Non-U.S. Intrinsic Value Fund G Class	191,833	1,718,826
		197,448,485
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,522,044,418)		1,692,880,765
OTHER ASSETS AND LIABILITIES†		(4)
TOTAL NET ASSETS — 100.0%		$1,692,880,761

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
11

JANUARY 31, 2024 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 36.7%
Diversified Bond Fund G Class	35,732,603	$331,955,880
High Income Fund G Class	8,502,013	72,607,188
Inflation-Adjusted Bond Fund G Class	7,403,942	77,075,032
Short Duration Fund G Class	8,052,234	78,750,850
Short Duration Inflation Protection Bond Fund G Class	6,734,321	68,353,362
		628,742,312
Domestic Equity Funds — 34.6%
Focused Dynamic Growth Fund G Class(2)	41,221	2,169,481
Focused Large Cap Value Fund G Class	14,842,306	149,610,440
Growth Fund G Class	1,934,335	100,720,827
Heritage Fund G Class	1,530,918	39,344,591
Mid Cap Value Fund G Class	4,010,505	61,922,194
Select Fund G Class	232,883	24,853,297
Small Cap Growth Fund G Class(2)	1,019,286	21,017,686
Small Cap Value Fund G Class	2,037,969	20,542,733
Sustainable Equity Fund G Class	3,590,230	173,192,716
		593,373,965
International Fixed Income Funds — 15.0%
Emerging Markets Debt Fund G Class	3,621,172	32,083,582
Global Bond Fund G Class	25,787,032	224,605,047
		256,688,629
International Equity Funds — 13.7%
Emerging Markets Fund G Class	1,467,015	14,831,518
Global Real Estate Fund G Class	1,688,491	19,974,852
International Growth Fund G Class(2)	7,145,393	86,530,707
International Small-Mid Cap Fund G Class	1,863,393	17,459,988
International Value Fund G Class	10,301,370	84,368,219
Non-U.S. Intrinsic Value Fund G Class	1,268,914	11,369,473
		234,534,757
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,568,958,142)		1,713,339,663
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,713,339,663

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
12

JANUARY 31, 2024 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.1%
Focused Dynamic Growth Fund G Class(2)	290,717	$15,300,413
Focused Large Cap Value Fund G Class	17,552,694	176,931,153
Growth Fund G Class	2,346,354	122,174,644
Heritage Fund G Class	2,215,314	56,933,582
Mid Cap Value Fund G Class	5,278,083	81,493,594
Select Fund G Class	234,652	25,042,057
Small Cap Growth Fund G Class(2)	1,408,478	29,042,812
Small Cap Value Fund G Class	2,821,615	28,441,876
Sustainable Equity Fund G Class	4,186,697	201,966,239
		737,326,370
Domestic Fixed Income Funds — 32.1%
Diversified Bond Fund G Class	38,598,867	358,583,473
High Income Fund G Class	10,155,543	86,728,340
Inflation-Adjusted Bond Fund G Class	8,571,865	89,233,111
Short Duration Fund G Class	4,930,889	48,224,098
Short Duration Inflation Protection Bond Fund G Class	3,895,231	39,536,595
		622,305,617
International Equity Funds — 15.9%
Emerging Markets Fund G Class	3,655,421	36,956,305
Global Real Estate Fund G Class	2,337,238	27,649,525
International Growth Fund G Class(2)	8,566,561	103,741,057
International Small-Mid Cap Fund G Class	2,963,389	27,766,959
International Value Fund G Class	10,729,661	87,875,923
Non-U.S. Intrinsic Value Fund G Class	2,764,248	24,767,661
		308,757,430
International Fixed Income Funds — 13.9%
Emerging Markets Debt Fund G Class	5,010,195	44,390,332
Global Bond Fund G Class	25,870,234	225,329,738
		269,720,070
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,732,887,271)		1,938,109,487
OTHER ASSETS AND LIABILITIES†		185
TOTAL NET ASSETS — 100.0%		$1,938,109,672

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
13

JANUARY 31, 2024 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.4%
Focused Dynamic Growth Fund G Class(2)	448,745	$23,617,434
Focused Large Cap Value Fund G Class	13,863,093	139,739,977
Growth Fund G Class	1,855,284	96,604,664
Heritage Fund G Class	2,185,050	56,155,791
Mid Cap Value Fund G Class	4,598,989	71,008,386
Select Fund G Class	151,828	16,203,059
Small Cap Growth Fund G Class(2)	1,282,289	26,440,796
Small Cap Value Fund G Class	2,578,694	25,993,231
Sustainable Equity Fund G Class	3,235,692	156,089,797
		611,853,135
Domestic Fixed Income Funds — 28.0%
Diversified Bond Fund G Class	27,933,952	259,506,415
High Income Fund G Class	7,421,487	63,379,496
Inflation-Adjusted Bond Fund G Class	5,398,490	56,198,277
Short Duration Fund G Class	1,354,970	13,251,604
Short Duration Inflation Protection Bond Fund G Class	1,082,888	10,991,315
		403,327,107
International Equity Funds — 18.4%
Emerging Markets Fund G Class	4,733,986	47,860,598
Global Real Estate Fund G Class	2,074,805	24,544,940
International Growth Fund G Class(2)	6,657,413	80,621,272
International Small-Mid Cap Fund G Class	2,848,177	26,687,418
International Value Fund G Class	6,996,568	57,301,895
Non-U.S. Intrinsic Value Fund G Class	3,209,257	28,754,940
		265,771,063
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	4,030,759	35,712,526
Global Bond Fund G Class	14,463,424	125,976,426
		161,688,952
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,301,030,693)		1,442,640,257
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$1,442,640,256

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
14

JANUARY 31, 2024 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.7%
Focused Dynamic Growth Fund G Class(2)	738,180	$38,850,426
Focused Large Cap Value Fund G Class	15,572,344	156,969,224
Growth Fund G Class	2,015,460	104,944,989
Heritage Fund G Class	2,885,438	74,155,757
Mid Cap Value Fund G Class	5,515,009	85,151,737
Select Fund G Class	114,497	12,219,134
Small Cap Growth Fund G Class(2)	1,590,213	32,790,190
Small Cap Value Fund G Class	3,147,821	31,730,040
Sustainable Equity Fund G Class	3,513,697	169,500,743
		706,312,240
Domestic Fixed Income Funds — 23.5%
Diversified Bond Fund G Class	26,567,404	246,811,187
High Income Fund G Class	7,094,884	60,590,305
Inflation-Adjusted Bond Fund G Class	4,653,362	48,441,502
		355,842,994
International Equity Funds — 21.0%
Emerging Markets Fund G Class	7,345,216	74,260,139
Global Real Estate Fund G Class	2,523,465	29,852,596
International Growth Fund G Class(2)	7,221,421	87,451,403
International Small-Mid Cap Fund G Class	3,527,439	33,052,106
International Value Fund G Class	6,656,402	54,515,934
Non-U.S. Intrinsic Value Fund G Class	4,249,311	38,073,824
		317,206,002
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund G Class	4,059,462	35,966,833
Global Bond Fund G Class	11,199,436	97,547,089
		133,513,922
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,324,322,415)		1,512,875,158
OTHER ASSETS AND LIABILITIES†		94
TOTAL NET ASSETS — 100.0%		$1,512,875,252

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
15

JANUARY 31, 2024 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 51.3%
Focused Dynamic Growth Fund G Class(2)	807,345	$42,490,567
Focused Large Cap Value Fund G Class	13,129,514	132,345,496
Growth Fund G Class	1,599,305	83,275,814
Heritage Fund G Class	2,429,232	62,431,260
Mid Cap Value Fund G Class	4,680,103	72,260,795
Select Fund G Class	48,352	5,160,096
Small Cap Growth Fund G Class(2)	1,342,550	27,683,384
Small Cap Value Fund G Class	2,658,035	26,792,989
Sustainable Equity Fund G Class	2,957,619	142,675,524
		595,115,925
International Equity Funds — 23.1%
Emerging Markets Fund G Class	6,184,858	62,528,914
Global Real Estate Fund G Class	2,140,898	25,326,821
International Growth Fund G Class(2)	6,120,061	74,113,941
International Small-Mid Cap Fund G Class	2,973,488	27,861,579
International Value Fund G Class	5,163,007	42,285,026
Non-U.S. Intrinsic Value Fund G Class	3,985,065	35,706,182
		267,822,463
Domestic Fixed Income Funds — 18.6%
Diversified Bond Fund G Class	16,099,466	149,564,043
High Income Fund G Class	4,293,544	36,666,863
Inflation-Adjusted Bond Fund G Class	2,801,312	29,161,660
		215,392,566
International Fixed Income Funds — 7.0%
Emerging Markets Debt Fund G Class	2,463,956	21,830,649
Global Bond Fund G Class	6,777,793	59,034,578
		80,865,227
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,025,970,209)		1,159,196,181
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$1,159,196,180

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
16

JANUARY 31, 2024 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.5%
Focused Dynamic Growth Fund G Class(2)	779,647	$41,032,830
Focused Large Cap Value Fund G Class	10,102,961	101,837,848
Growth Fund G Class	1,173,518	61,105,088
Heritage Fund G Class	1,896,238	48,733,321
Mid Cap Value Fund G Class	3,586,474	55,375,163
Small Cap Growth Fund G Class(2)	1,030,875	21,256,636
Small Cap Value Fund G Class	2,057,313	20,737,717
Sustainable Equity Fund G Class	2,299,245	110,915,589
		460,994,192
International Equity Funds — 24.9%
Emerging Markets Fund G Class	4,783,621	48,362,405
Global Real Estate Fund G Class	1,646,393	19,476,832
International Growth Fund G Class(2)	4,701,612	56,936,524
International Small-Mid Cap Fund G Class	2,281,421	21,376,913
International Value Fund G Class	3,721,691	30,480,653
Non-U.S. Intrinsic Value Fund G Class	3,310,561	29,662,626
		206,295,953
Domestic Fixed Income Funds — 14.3%
Diversified Bond Fund G Class	8,846,711	82,185,941
High Income Fund G Class	2,360,758	20,160,873
Inflation-Adjusted Bond Fund G Class	1,539,026	16,021,259
		118,368,073
International Fixed Income Funds — 5.3%
Emerging Markets Debt Fund G Class	1,342,958	11,898,610
Global Bond Fund G Class	3,708,119	32,297,717
		44,196,327
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $740,688,748)		829,854,545
OTHER ASSETS AND LIABILITIES†		(4)
TOTAL NET ASSETS — 100.0%		$829,854,541

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
17

JANUARY 31, 2024 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.5%
Focused Dynamic Growth Fund G Class(2)	426,155	$22,428,525
Focused Large Cap Value Fund G Class	5,478,758	55,225,878
Growth Fund G Class	639,614	33,304,691
Heritage Fund G Class	1,025,031	26,343,299
Mid Cap Value Fund G Class	1,931,335	29,819,815
Small Cap Growth Fund G Class(2)	556,854	11,482,335
Small Cap Value Fund G Class	1,120,611	11,295,763
Sustainable Equity Fund G Class	1,248,326	60,219,258
		250,119,564
International Equity Funds — 25.6%
Emerging Markets Fund G Class	2,588,951	26,174,298
Global Real Estate Fund G Class	875,880	10,361,662
International Growth Fund G Class(2)	2,546,208	30,834,581
International Small-Mid Cap Fund G Class	1,231,835	11,542,298
International Value Fund G Class	1,941,743	15,902,873
Non-U.S. Intrinsic Value Fund G Class	1,842,956	16,512,882
		111,328,594
Domestic Fixed Income Funds — 12.3%
Diversified Bond Fund G Class	3,998,622	37,147,194
High Income Fund G Class	1,077,170	9,199,032
Inflation-Adjusted Bond Fund G Class	701,309	7,300,628
		53,646,854
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund G Class	615,236	5,450,987
Global Bond Fund G Class	1,685,580	14,681,397
		20,132,384
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $402,146,366)		435,227,396
OTHER ASSETS AND LIABILITIES†		(6)
TOTAL NET ASSETS — 100.0%		$435,227,390

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
18

JANUARY 31, 2024 (UNAUDITED)

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.5%
Focused Dynamic Growth Fund G Class(2)	66,775	$3,514,380
Focused Large Cap Value Fund G Class	864,009	8,709,214
Growth Fund G Class	100,076	5,210,975
Heritage Fund G Class	159,606	4,101,863
Mid Cap Value Fund G Class	308,540	4,763,854
Small Cap Growth Fund G Class(2)	87,791	1,810,244
Small Cap Value Fund G Class	177,243	1,786,606
Sustainable Equity Fund G Class	196,294	9,469,236
		39,366,372
International Equity Funds — 26.4%
Emerging Markets Fund G Class	410,119	4,146,300
Global Real Estate Fund G Class	144,077	1,704,436
International Growth Fund G Class(2)	402,828	4,878,248
International Small-Mid Cap Fund G Class	195,154	1,828,595
International Value Fund G Class	304,887	2,497,023
Non-U.S. Intrinsic Value Fund G Class	301,824	2,704,348
		17,758,950
Domestic Fixed Income Funds — 11.0%
Diversified Bond Fund G Class	551,191	5,120,565
High Income Fund G Class	147,523	1,259,848
Inflation-Adjusted Bond Fund G Class	96,801	1,007,699
		7,388,112
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	84,874	751,986
Global Bond Fund G Class	233,208	2,031,241
		2,783,227
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $64,083,639)		67,296,661
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$67,296,661

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
19

Statements of Assets and Liabilities

JANUARY 31, 2024 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,625,666,968 and $1,522,044,418, respectively)	$1,801,542,227	$1,692,880,765
Receivable for investments sold	5,228,613	2,625,086
Receivable for capital shares sold	1,025,868	1,214,904
Distributions receivable from affiliates	2,288,244	2,156,544
	1,810,084,952	1,698,877,299

Liabilities
Payable for investments purchased	2,288,248	2,156,548
Payable for capital shares redeemed	5,153,346	2,783,218
Accrued management fees	962,615	919,588
Distribution and service fees payable	139,298	137,184
	8,543,507	5,996,538

Net Assets	$1,801,541,445	$1,692,880,761

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,643,866,140	$1,520,981,401
Distributable earnings (loss)	157,675,305	171,899,360
	$1,801,541,445	$1,692,880,761

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$775,853,333	64,710,994	$11.99
I Class, $0.01 Par Value	$222,150,826	18,524,424	$11.99
A Class, $0.01 Par Value	$206,360,614	17,207,622	$11.99
C Class, $0.01 Par Value	$1,704,198	143,810	$11.85
R Class, $0.01 Par Value	$221,978,521	18,568,721	$11.95
R6 Class, $0.01 Par Value	$373,493,953	40,911,163	$9.13
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$606,180,232	44,949,092	$13.49
I Class, $0.01 Par Value	$234,182,576	17,365,028	$13.49
A Class, $0.01 Par Value	$174,868,287	12,965,946	$13.49
C Class, $0.01 Par Value	$1,809,015	133,854	$13.51
R Class, $0.01 Par Value	$232,906,121	17,274,113	$13.48
R6 Class, $0.01 Par Value	$442,934,530	47,110,446	$9.40
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $12.72 and $14.31 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2025 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
20

JANUARY 31, 2024 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,568,958,142 and $1,732,887,271, respectively)	$1,713,339,663	$1,938,109,487
Receivable for investments sold	2,833,424	7,531,977
Receivable for capital shares sold	844,612	1,213,949
Distributions receivable from affiliates	2,002,203	2,060,607
	1,719,019,902	1,948,916,020

Liabilities
Payable for investments purchased	2,002,203	2,060,621
Payable for capital shares redeemed	2,582,917	7,431,531
Accrued management fees	918,648	1,120,581
Distribution and service fees payable	176,471	193,615
	5,680,239	10,806,348

Net Assets	$1,713,339,663	$1,938,109,672

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,565,412,668	$1,724,535,309
Distributable earnings (loss)	147,926,995	213,574,363
	$1,713,339,663	$1,938,109,672

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$380,688,852	31,697,169	$12.01
I Class, $0.01 Par Value	$271,125,808	22,593,140	$12.00
A Class, $0.01 Par Value	$178,784,705	14,910,366	$11.99
C Class, $0.01 Par Value	$1,759,549	146,305	$12.03
R Class, $0.01 Par Value	$324,587,547	27,053,813	$12.00
R6 Class, $0.01 Par Value	$556,393,202	52,219,608	$10.65
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$570,629,961	37,234,940	$15.33
I Class, $0.01 Par Value	$268,555,567	17,505,589	$15.34
A Class, $0.01 Par Value	$209,329,245	13,657,536	$15.33
C Class, $0.01 Par Value	$1,235,262	80,666	$15.31
R Class, $0.01 Par Value	$351,866,240	22,951,731	$15.33
R6 Class, $0.01 Par Value	$536,493,397	54,922,056	$9.77
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $12.72 and $16.27 (net asset value divided by 0.9425) for One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
21

JANUARY 31, 2024 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,301,030,693 and $1,324,322,415, respectively)	$1,442,640,257	$1,512,875,158
Receivable for investments sold	3,292,253	2,764,129
Receivable for capital shares sold	1,073,051	912,378
Distributions receivable from affiliates	1,400,520	1,285,014
	1,448,406,081	1,517,836,679

Liabilities
Payable for investments purchased	1,400,521	1,285,021
Payable for capital shares redeemed	3,354,228	2,572,091
Accrued management fees	841,223	938,169
Distribution and service fees payable	169,853	166,146
	5,765,825	4,961,427

Net Assets	$1,442,640,256	$1,512,875,252

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,292,733,808	$1,313,857,890
Distributable earnings (loss)	149,906,448	199,017,362
	$1,442,640,256	$1,512,875,252

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$298,188,993	23,234,907	$12.83
I Class, $0.01 Par Value	$236,007,062	18,390,254	$12.83
A Class, $0.01 Par Value	$155,317,338	12,106,050	$12.83
C Class, $0.01 Par Value	$1,052,035	82,141	$12.81
R Class, $0.01 Par Value	$322,937,096	25,178,847	$12.83
R6 Class, $0.01 Par Value	$429,137,732	38,780,259	$11.07
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$412,285,823	24,935,161	$16.53
I Class, $0.01 Par Value	$218,196,995	13,183,636	$16.55
A Class, $0.01 Par Value	$150,267,942	9,093,251	$16.53
C Class, $0.01 Par Value	$1,083,679	65,782	$16.47
R Class, $0.01 Par Value	$317,095,658	19,169,658	$16.54
R6 Class, $0.01 Par Value	$413,945,155	41,770,302	$9.91
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $13.61 and $17.54 (net asset value divided by 0.9425) for One Choice 2040 Portfolio and One Choice 2045 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
22

JANUARY 31, 2024 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,025,970,209 and $740,688,748, respectively)	$1,159,196,181	$829,854,545
Receivable for investments sold	2,716,290	1,931,066
Receivable for capital shares sold	801,053	649,636
Distributions receivable from affiliates	779,525	427,553
	1,163,493,049	832,862,800

Liabilities
Payable for investments purchased	779,527	427,557
Payable for capital shares redeemed	2,654,091	1,967,007
Accrued management fees	725,930	512,787
Distribution and service fees payable	137,321	100,908
	4,296,869	3,008,259

Net Assets	$1,159,196,180	$829,854,541

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,023,638,462	$745,971,514
Distributable earnings (loss)	135,557,718	83,883,027
	$1,159,196,180	$829,854,541

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$221,320,917	16,020,968	$13.81
I Class, $0.01 Par Value	$206,385,736	14,921,206	$13.83
A Class, $0.01 Par Value	$123,894,373	8,968,334	$13.81
C Class, $0.01 Par Value	$1,218,561	88,395	$13.79
R Class, $0.01 Par Value	$261,970,098	18,950,595	$13.82
R6 Class, $0.01 Par Value	$344,406,495	28,845,083	$11.94
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$129,882,763	8,302,381	$15.64
I Class, $0.01 Par Value	$160,612,072	10,271,558	$15.64
A Class, $0.01 Par Value	$88,203,012	5,645,560	$15.62
C Class, $0.01 Par Value	$884,333	56,995	$15.52
R Class, $0.01 Par Value	$193,510,920	12,367,548	$15.65
R6 Class, $0.01 Par Value	$256,761,441	20,267,363	$12.67
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $14.65 and $16.57 (net asset value divided by 0.9425) for One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
23

JANUARY 31, 2024 (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Assets
Investment securities in affiliates, at value (cost of $402,146,366 and $64,083,639, respectively)	$435,227,396	$67,296,661
Receivable for investments sold	814,481	—
Receivable for capital shares sold	465,954	139,859
Distributions receivable from affiliates	194,798	26,224
	436,702,629	67,462,744

Liabilities
Payable for investments purchased	194,804	97,659
Payable for capital shares redeemed	951,013	15,854
Accrued management fees	269,417	41,522
Distribution and service fees payable	60,005	11,048
	1,475,239	166,083

Net Assets	$435,227,390	$67,296,661

Net Assets Consist of:
Capital (par value and paid-in surplus)	$411,846,555	$66,018,922
Distributable earnings (loss)	23,380,835	1,277,739
	$435,227,390	$67,296,661

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share*
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$60,978,322	4,303,023	$14.17
I Class, $0.01 Par Value	$71,220,050	5,022,876	$14.18
A Class, $0.01 Par Value	$42,519,132	3,001,580	$14.17
C Class, $0.01 Par Value	$346,761	24,676	$14.05
R Class, $0.01 Par Value	$121,227,323	8,562,435	$14.16
R6 Class, $0.01 Par Value	$138,935,802	9,769,737	$14.22
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$6,983,285	610,475	$11.44
I Class, $0.01 Par Value	$11,507,876	1,006,472	$11.43
A Class, $0.01 Par Value	$5,784,209	506,100	$11.43
C Class, $0.01 Par Value	$134,507	11,772	$11.43
R Class, $0.01 Par Value	$23,507,168	2,055,801	$11.43
R6 Class, $0.01 Par Value	$19,379,616	1,693,170	$11.45
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $15.03 and $12.13 (net asset value divided by 0.9425) for One Choice 2060 Portfolio and One Choice 2065 Portfolio, respectively. A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
24

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$40,125,410	$38,548,145

Expenses:
Management fees	6,126,026	5,816,182
Distribution and service fees:
A Class	246,145	205,044
C Class	8,724	9,103
R Class	553,824	588,392
Directors' fees and expenses	31,771	30,688
	6,966,490	6,649,409
Fees waived	(522,293)	(409,373)
	6,444,197	6,240,036

Net investment income (loss)	33,681,213	32,308,109

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	156,235	5,056,155
Capital gain distributions received from underlying funds	9,950,855	9,867,597
	10,107,090	14,923,752

Change in net unrealized appreciation (depreciation) on investments in underlying funds	14,268,023	7,390,306

Net realized and unrealized gain (loss) on affiliates	24,375,113	22,314,058

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,056,326	$54,622,167

See Notes to Financial Statements.
25

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$37,916,758	$42,353,483

Expenses:
Management fees	5,703,089	6,901,420
Distribution and service fees:
A Class	203,204	241,434
C Class	9,380	5,897
R Class	796,900	854,589
Directors' fees and expenses	30,092	34,317
	6,742,665	8,037,657
Fees waived	(419,500)	(425,513)
	6,323,165	7,612,144

Net investment income (loss)	31,593,593	34,741,339

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	5,965,947	9,564,847
Capital gain distributions received from underlying funds	11,352,262	14,118,760
	17,318,209	23,683,607

Change in net unrealized appreciation (depreciation) on investments in underlying funds	4,588,879	(1,701,072)

Net realized and unrealized gain (loss) on affiliates	21,907,088	21,982,535

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,500,681	$56,723,874

See Notes to Financial Statements.
26

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$30,433,080	$30,886,313

Expenses:
Management fees	5,166,182	5,639,155
Distribution and service fees:
A Class	173,921	166,505
C Class	5,237	5,796
R Class	783,289	765,555
Directors' fees and expenses	25,100	26,221
	6,153,729	6,603,232
Fees waived	(363,313)	(303,161)
	5,790,416	6,300,071

Net investment income (loss)	24,642,664	24,586,242

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	8,550,886	10,283,883
Capital gain distributions received from underlying funds	11,451,108	12,773,222
	20,001,994	23,057,105

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(4,839,709)	(8,621,715)

Net realized and unrealized gain (loss) on affiliates	15,162,285	14,435,390

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,804,949	$39,021,632

See Notes to Financial Statements.
27

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$23,024,248	$15,989,296

Expenses:
Management fees	4,333,621	3,096,334
Distribution and service fees:
A Class	137,267	96,718
C Class	5,745	4,138
R Class	629,263	467,847
Directors' fees and expenses	20,089	14,193
	5,125,985	3,679,230
Fees waived	(221,814)	(210,234)
	4,904,171	3,468,996

Net investment income (loss)	18,120,077	12,520,300

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	3,718,033	887,337
Capital gain distributions received from underlying funds	10,495,438	7,798,732
	14,213,471	8,686,069

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(3,633,204)	(704,677)

Net realized and unrealized gain (loss) on affiliates	10,580,267	7,981,392

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,700,344	$20,501,692

See Notes to Financial Statements.
28

FOR THE SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED)
	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$8,144,312	$1,176,419

Expenses:
Management fees	1,604,001	231,625
Distribution and service fees:
A Class	43,099	4,987
C Class	1,584	626
R Class	285,931	50,644
Directors' fees and expenses	7,197	995
	1,941,812	288,877
Fees waived	(125,364)	(19,633)
	1,816,448	269,244

Net investment income (loss)	6,327,864	907,175

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(1,571,823)	(749,148)
Capital gain distributions received from underlying funds	4,175,423	631,591
	2,603,600	(117,557)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,257,698	1,214,861

Net realized and unrealized gain (loss) on affiliates	4,861,298	1,097,304

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,189,162	$2,004,479

See Notes to Financial Statements.
29

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice In Retirement Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$33,681,213	$52,103,937	$32,308,109	$49,640,016
Net realized gain (loss)	10,107,090	38,062,043	14,923,752	33,777,770
Change in net unrealized appreciation (depreciation)	14,268,023	(32,044,617)	7,390,306	(23,714,941)
Net increase (decrease) in net assets resulting from operations	58,056,326	58,121,363	54,622,167	59,702,845

Distributions to Shareholders
From earnings:
Investor Class	(26,633,479)	(36,472,356)	(23,711,796)	(28,548,007)
I Class	(8,305,830)	(12,940,975)	(9,782,657)	(12,295,260)
A Class	(7,226,346)	(8,697,673)	(6,489,981)	(6,790,321)
C Class	(53,721)	(84,454)	(54,343)	(62,011)
R Class	(7,460,192)	(9,624,346)	(8,010,474)	(8,848,845)
R6 Class	(18,588,802)	(28,397,300)	(26,908,752)	(31,237,545)
Decrease in net assets from distributions	(68,268,370)	(96,217,104)	(74,958,003)	(87,781,989)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(31,167,000)	(152,560,527)	(67,627,786)	(158,505,620)

Net increase (decrease) in net assets	(41,379,044)	(190,656,268)	(87,963,622)	(186,584,764)

Net Assets
Beginning of period	1,842,920,489	2,033,576,757	1,780,844,383	1,967,429,147
End of period	$1,801,541,445	$1,842,920,489	$1,692,880,761	$1,780,844,383

See Notes to Financial Statements.
30

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$31,593,593	$44,110,463	$34,741,339	$47,271,249
Net realized gain (loss)	17,318,209	2,287,371	23,683,607	5,569,796
Change in net unrealized appreciation (depreciation)	4,588,879	23,903,344	(1,701,072)	42,273,634
Net increase (decrease) in net assets resulting from operations	53,500,681	70,301,178	56,723,874	95,114,679

Distributions to Shareholders
From earnings:
Investor Class	(10,445,867)	(21,138,435)	(14,823,018)	(29,112,933)
I Class	(8,149,328)	(16,495,579)	(7,658,932)	(16,646,206)
A Class	(4,503,162)	(7,667,026)	(5,036,863)	(8,617,225)
C Class	(31,885)	(86,646)	(19,977)	(44,753)
R Class	(7,309,540)	(13,976,485)	(7,403,613)	(13,741,392)
R6 Class	(19,370,783)	(33,248,073)	(24,990,434)	(43,393,558)
Decrease in net assets from distributions	(49,810,565)	(92,612,244)	(59,932,837)	(111,556,067)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(25,132,112)	(33,297,951)	(40,111,130)	(50,530,416)

Net increase (decrease) in net assets	(21,441,996)	(55,609,017)	(43,320,093)	(66,971,804)

Net Assets
Beginning of period	1,734,781,659	1,790,390,676	1,981,429,765	2,048,401,569
End of period	$1,713,339,663	$1,734,781,659	$1,938,109,672	$1,981,429,765

See Notes to Financial Statements.
31

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$24,642,664	$30,976,822	$24,586,242	$29,239,060
Net realized gain (loss)	20,001,994	(4,136,299)	23,057,105	243,098
Change in net unrealized appreciation (depreciation)	(4,839,709)	53,796,905	(8,621,715)	65,581,508
Net increase (decrease) in net assets resulting from operations	39,804,949	80,637,428	39,021,632	95,063,666

Distributions to Shareholders
From earnings:
Investor Class	(6,545,770)	(18,460,784)	(8,864,100)	(22,157,540)
I Class	(5,856,256)	(15,362,725)	(5,176,502)	(13,900,939)
A Class	(3,139,245)	(7,090,840)	(2,885,432)	(6,426,727)
C Class	(13,314)	(52,271)	(13,369)	(61,618)
R Class	(5,629,840)	(14,990,930)	(5,222,388)	(13,198,910)
R6 Class	(12,961,075)	(28,404,492)	(16,928,757)	(36,216,085)
Decrease in net assets from distributions	(34,145,500)	(84,362,042)	(39,090,548)	(91,961,819)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,691,689)	(3,116,579)	3,937,032	(5,463,598)

Net increase (decrease) in net assets	3,967,760	(6,841,193)	3,868,116	(2,361,751)

Net Assets
Beginning of period	1,438,672,496	1,445,513,689	1,509,007,136	1,511,368,887
End of period	$1,442,640,256	$1,438,672,496	$1,512,875,252	$1,509,007,136

See Notes to Financial Statements.
32

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$18,120,077	$18,776,353	$12,520,300	$11,702,291
Net realized gain (loss)	14,213,471	(6,156,261)	8,686,069	(9,671,741)
Change in net unrealized appreciation (depreciation)	(3,633,204)	70,230,994	(704,677)	60,841,502
Net increase (decrease) in net assets resulting from operations	28,700,344	82,851,086	20,501,692	62,872,052

Distributions to Shareholders
From earnings:
Investor Class	(4,242,474)	(13,810,584)	(1,943,988)	(6,889,472)
I Class	(4,468,804)	(13,082,127)	(2,782,211)	(9,402,434)
A Class	(2,137,370)	(5,270,428)	(1,154,916)	(3,437,227)
C Class	(11,478)	(56,479)	(4,810)	(36,512)
R Class	(3,715,224)	(12,587,806)	(1,982,839)	(8,162,296)
R6 Class	(9,066,192)	(22,936,476)	(5,911,998)	(16,163,562)
Decrease in net assets from distributions	(23,641,542)	(67,743,900)	(13,780,762)	(44,091,503)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,395,260	66,377,416	15,666,780	61,591,392

Net increase (decrease) in net assets	7,454,062	81,484,602	22,387,710	80,371,941

Net Assets
Beginning of period	1,151,742,118	1,070,257,516	807,466,831	727,094,890
End of period	$1,159,196,180	$1,151,742,118	$829,854,541	$807,466,831

See Notes to Financial Statements.
33

SIX MONTHS ENDED JANUARY 31, 2024 (UNAUDITED) AND YEAR ENDED JULY 31, 2023
	One Choice 2060 Portfolio		One Choice 2065 Portfolio
Increase (Decrease) in Net Assets	January 31, 2024	July 31, 2023	January 31, 2024	July 31, 2023
Operations
Net investment income (loss)	$6,327,864	$4,869,143	$907,175	$511,048
Net realized gain (loss)	2,603,600	(5,057,176)	(117,557)	(1,415,921)
Change in net unrealized appreciation (depreciation)	2,257,698	32,759,742	1,214,861	5,487,226
Net increase (decrease) in net assets resulting from operations	11,189,162	32,571,709	2,004,479	4,582,353

Distributions to Shareholders
From earnings:
Investor Class	(963,779)	(3,749,305)	(108,437)	(171,838)
I Class	(1,272,455)	(3,829,500)	(199,235)	(249,270)
A Class	(575,831)	(1,555,452)	(76,656)	(53,366)
C Class	(2,070)	(14,871)	(905)	(1,231)
R Class	(1,318,663)	(5,638,209)	(258,470)	(368,424)
R6 Class	(2,658,180)	(7,174,242)	(368,540)	(580,166)
Decrease in net assets from distributions	(6,790,978)	(21,961,579)	(1,012,243)	(1,424,295)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	28,071,800	81,993,624	14,292,289	23,404,959

Net increase (decrease) in net assets	32,469,984	92,603,754	15,284,525	26,563,017

Net Assets
Beginning of period	402,757,406	310,153,652	52,012,136	25,449,119
End of period	$435,227,390	$402,757,406	$67,296,661	$52,012,136

See Notes to Financial Statements.
34

Notes to Financial Statements

JANUARY 31, 2024 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio, One Choice 2060 Portfolio and One Choice 2065 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities, fixed-income securities and short-term investments. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class.  Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended January 31, 2024, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2024 and cannot terminate them prior to such date without the approval of the Board of Directors.

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From August 1, 2023 until November 30, 2023, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.50%	0.04%	0.06%	0.11%
One Choice 2025 Portfolio	0.79%	0.60%	0.51%	0.03%	0.04%	0.10%
One Choice 2030 Portfolio	0.81%	0.62%	0.52%	0.03%	0.04%	0.09%
One Choice 2035 Portfolio	0.84%	0.65%	0.54%	0.03%	0.04%	0.08%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.58%	0.03%	0.04%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.59%	0.03%	0.03%	0.06%
One Choice 2055 Portfolio	0.92%	0.73%	0.60%	0.04%	0.05%	0.07%
One Choice 2060 Portfolio	0.93%	0.73%	0.61%	0.05%	0.05%	0.08%
One Choice 2065 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%

Effective December 1, 2023, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.79%	0.60%	0.49%	0.05%	0.06%	0.10%
One Choice 2025 Portfolio	0.79%	0.60%	0.49%	0.03%	0.04%	0.08%
One Choice 2030 Portfolio	0.81%	0.62%	0.51%	0.03%	0.04%	0.08%
One Choice 2035 Portfolio	0.84%	0.65%	0.53%	0.03%	0.04%	0.07%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.57%	0.03%	0.04%	0.06%
One Choice 2050 Portfolio	0.91%	0.72%	0.59%	0.03%	0.04%	0.06%
One Choice 2055 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2060 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2065 Portfolio	0.95%	0.75%	0.61%	0.07%	0.07%	0.08%

For the period ended January 31, 2024, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.50%	0.04%	0.06%	0.11%
One Choice 2025 Portfolio	0.79%	0.60%	0.50%	0.03%	0.04%	0.09%
One Choice 2030 Portfolio	0.81%	0.62%	0.52%	0.03%	0.04%	0.09%
One Choice 2035 Portfolio	0.84%	0.65%	0.54%	0.03%	0.04%	0.08%
One Choice 2040 Portfolio	0.87%	0.67%	0.56%	0.04%	0.04%	0.08%
One Choice 2045 Portfolio	0.89%	0.70%	0.58%	0.03%	0.04%	0.07%
One Choice 2050 Portfolio	0.91%	0.71%	0.59%	0.03%	0.03%	0.06%
One Choice 2055 Portfolio	0.92%	0.73%	0.60%	0.04%	0.05%	0.07%
One Choice 2060 Portfolio	0.93%	0.73%	0.61%	0.05%	0.05%	0.08%
One Choice 2065 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%

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	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended January 31, 2024 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$158,077	$67,174	$42,907	$378	$48,049	$205,708
One Choice 2025 Portfolio	$90,677	$46,765	$24,605	$273	$35,303	$211,750
One Choice 2030 Portfolio	$55,186	$54,000	$24,384	$281	$47,814	$237,835
One Choice 2035 Portfolio	$82,888	$53,272	$28,972	$177	$51,275	$208,929
One Choice 2040 Portfolio	$55,997	$47,099	$27,827	$210	$62,663	$169,517
One Choice 2045 Portfolio	$59,376	$42,762	$19,981	$174	$45,933	$134,935
One Choice 2050 Portfolio	$31,574	$33,994	$16,472	$172	$37,756	$101,846
One Choice 2055 Portfolio	$26,284	$38,526	$16,972	$180	$40,647	$87,625
One Choice 2060 Portfolio	$15,099	$17,942	$9,332	$85	$30,587	$52,319
One Choice 2065 Portfolio	$1,897	$3,129	$1,290	$40	$6,455	$6,822

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2024 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

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4. Investment Transactions

Investment transactions for the period ended January 31, 2024 were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Purchases	$213,847,355	$181,502,754	$216,909,329	$226,978,201	$152,598,543
Sales	$269,651,535	$281,930,520	$248,906,222	$278,175,881	$152,345,144

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Purchases	$146,044,607	$111,980,149	$77,503,061	$58,119,585	$19,330,723
Sales	$143,838,754	$104,610,915	$55,298,938	$26,335,599	$4,511,911

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	6,874,363	$81,514,674	5,444,170	$63,761,920
Issued in reinvestment of distributions	2,209,141	26,233,785	3,200,247	36,002,633
Redeemed	(6,677,222)	(78,516,740)	(14,014,159)	(163,392,008)
	2,406,282	29,231,719	(5,369,742)	(63,627,455)
I Class
Sold	546,432	6,410,196	5,808,349	67,557,376
Issued in reinvestment of distributions	697,789	8,282,081	1,147,848	12,914,096
Redeemed	(2,511,682)	(29,723,558)	(12,305,495)	(143,508,063)
	(1,267,461)	(15,031,281)	(5,349,298)	(63,036,591)
A Class
Sold	2,294,903	26,307,448	2,091,391	24,466,911
Issued in reinvestment of distributions	587,615	6,983,607	742,189	8,343,605
Redeemed	(1,560,546)	(18,374,677)	(3,508,385)	(40,919,709)
	1,321,972	14,916,378	(674,805)	(8,109,193)
C Class
Sold	1,741	20,180	5,878	67,842
Issued in reinvestment of distributions	4,562	53,721	7,616	84,454
Redeemed	(27,620)	(318,502)	(69,052)	(797,607)
	(21,317)	(244,601)	(55,558)	(645,311)
R Class
Sold	1,718,960	20,131,321	3,076,798	35,874,244
Issued in reinvestment of distributions	628,893	7,456,979	858,245	9,616,052
Redeemed	(3,015,016)	(34,695,698)	(3,534,897)	(41,292,396)
	(667,163)	(7,107,398)	400,146	4,197,900
R6 Class
Sold	3,978,301	36,032,075	10,752,182	96,876,207
Issued in reinvestment of distributions	1,973,688	17,840,394	3,151,476	27,417,076
Redeemed	(11,796,718)	(106,804,286)	(15,976,890)	(145,633,160)
	(5,844,729)	(52,931,817)	(2,073,232)	(21,339,877)
Net increase (decrease)	(4,072,416)	$(31,167,000)	(13,122,489)	$(152,560,527)

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	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	1,916,969	$25,533,701	3,835,046	$50,185,999
Issued in reinvestment of distributions	1,758,262	23,578,287	2,268,239	28,398,350
Redeemed	(5,644,116)	(74,857,500)	(11,161,171)	(146,066,997)
	(1,968,885)	(25,745,512)	(5,057,886)	(67,482,648)
I Class
Sold	902,465	11,970,267	5,695,619	74,065,454
Issued in reinvestment of distributions	718,845	9,632,528	973,558	12,188,942
Redeemed	(2,355,198)	(31,427,948)	(11,932,406)	(156,332,894)
	(733,888)	(9,825,153)	(5,263,229)	(70,078,498)
A Class
Sold	2,159,127	27,696,970	1,668,925	21,934,103
Issued in reinvestment of distributions	457,199	6,131,043	508,874	6,371,109
Redeemed	(1,318,360)	(17,483,511)	(3,641,183)	(47,786,593)
	1,297,966	16,344,502	(1,463,384)	(19,481,381)
C Class
Sold	2,305	30,645	16,074	210,990
Issued in reinvestment of distributions	4,040	54,343	4,937	62,011
Redeemed	(11,005)	(145,932)	(29,478)	(386,220)
	(4,660)	(60,944)	(8,467)	(113,219)
R Class
Sold	1,691,257	22,308,765	3,340,930	43,700,508
Issued in reinvestment of distributions	597,288	8,009,626	706,660	8,847,385
Redeemed	(3,158,008)	(40,887,019)	(3,005,751)	(39,423,272)
	(869,463)	(10,568,628)	1,041,839	13,124,621
R6 Class
Sold	4,998,906	46,931,507	11,252,756	105,427,085
Issued in reinvestment of distributions	2,730,894	25,506,551	3,338,050	29,675,260
Redeemed	(11,706,479)	(110,210,109)	(15,831,954)	(149,576,840)
	(3,976,679)	(37,772,051)	(1,241,148)	(14,474,495)
Net increase (decrease)	(6,255,609)	$(67,627,786)	(11,992,275)	$(158,505,620)

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	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	2,744,754	$32,273,893	4,411,295	$50,962,731
Issued in reinvestment of distributions	867,233	10,354,768	1,919,082	20,995,260
Redeemed	(3,822,112)	(44,491,541)	(9,785,695)	(112,016,664)
	(210,125)	(1,862,880)	(3,455,318)	(40,058,673)
I Class
Sold	1,248,589	14,593,064	6,653,365	76,094,906
Issued in reinvestment of distributions	681,364	8,128,670	1,506,442	16,465,414
Redeemed	(3,145,182)	(37,043,192)	(13,105,576)	(151,057,024)
	(1,215,229)	(14,321,458)	(4,945,769)	(58,496,704)
A Class
Sold	3,310,247	37,336,946	2,246,045	25,878,055
Issued in reinvestment of distributions	347,467	4,145,278	634,045	6,923,750
Redeemed	(1,484,158)	(17,301,210)	(3,365,410)	(38,484,849)
	2,173,556	24,181,014	(485,320)	(5,683,044)
C Class
Sold	2,656	30,923	28,926	333,850
Issued in reinvestment of distributions	2,664	31,885	7,906	86,646
Redeemed	(34,063)	(393,943)	(47,862)	(548,035)
	(28,743)	(331,135)	(11,030)	(127,539)
R Class
Sold	3,173,411	36,961,106	5,878,139	67,640,613
Issued in reinvestment of distributions	611,792	7,298,677	1,277,589	13,964,049
Redeemed	(4,247,648)	(48,143,548)	(3,592,254)	(41,374,307)
	(462,445)	(3,883,765)	3,563,474	40,230,355
R6 Class
Sold	5,693,692	59,278,569	13,230,437	136,024,000
Issued in reinvestment of distributions	1,760,515	18,643,856	3,294,420	32,087,649
Redeemed	(10,242,088)	(106,836,313)	(13,240,804)	(137,273,995)
	(2,787,881)	(28,913,888)	3,284,053	30,837,654
Net increase (decrease)	(2,530,867)	$(25,132,112)	(2,049,910)	$(33,297,951)

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	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	2,455,226	$36,881,833	4,008,295	$58,737,720
Issued in reinvestment of distributions	969,272	14,771,709	2,095,522	29,002,021
Redeemed	(3,712,178)	(55,266,867)	(9,516,926)	(138,152,581)
	(287,680)	(3,613,325)	(3,413,109)	(50,412,840)
I Class
Sold	1,091,480	16,236,518	6,277,052	90,868,040
Issued in reinvestment of distributions	487,857	7,439,809	1,198,458	16,598,641
Redeemed	(2,248,439)	(33,997,395)	(12,869,574)	(187,547,333)
	(669,102)	(10,321,068)	(5,394,064)	(80,080,652)
A Class
Sold	2,719,727	39,009,767	1,943,295	28,379,690
Issued in reinvestment of distributions	315,007	4,803,859	589,176	8,154,199
Redeemed	(1,558,340)	(23,222,958)	(2,719,037)	(39,568,965)
	1,476,394	20,590,668	(186,566)	(3,035,076)
C Class
Sold	15,551	231,526	8,947	130,168
Issued in reinvestment of distributions	1,311	19,977	3,234	44,753
Redeemed	(6,759)	(99,549)	(19,483)	(284,228)
	10,103	151,954	(7,302)	(109,307)
R Class
Sold	2,640,410	39,127,259	5,291,526	77,236,125
Issued in reinvestment of distributions	484,072	7,382,091	989,160	13,699,852
Redeemed	(3,139,819)	(45,095,246)	(2,823,664)	(41,364,908)
	(15,337)	1,414,104	3,457,022	49,571,069
R6 Class
Sold	6,324,743	60,885,143	13,858,323	132,145,203
Issued in reinvestment of distributions	2,448,444	23,774,394	4,641,820	41,637,129
Redeemed	(13,787,992)	(132,993,000)	(14,580,174)	(140,245,942)
	(5,014,805)	(48,333,463)	3,919,969	33,536,390
Net increase (decrease)	(4,500,427)	$(40,111,130)	(1,624,050)	$(50,530,416)
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	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	2,591,439	$32,515,967	3,935,400	$48,077,303
Issued in reinvestment of distributions	512,066	6,533,958	1,606,963	18,415,789
Redeemed	(2,474,057)	(30,751,400)	(8,666,921)	(104,454,915)
	629,448	8,298,525	(3,124,558)	(37,961,823)
I Class
Sold	1,071,513	13,290,002	5,748,702	69,392,642
Issued in reinvestment of distributions	456,200	5,821,115	1,333,920	15,286,723
Redeemed	(2,419,088)	(30,427,018)	(10,358,610)	(126,034,242)
	(891,375)	(11,315,901)	(3,275,988)	(41,354,877)
A Class
Sold	2,763,901	32,733,647	1,871,885	22,738,942
Issued in reinvestment of distributions	230,536	2,941,640	575,813	6,598,818
Redeemed	(1,098,192)	(13,572,728)	(2,352,582)	(28,479,375)
	1,896,245	22,102,559	95,116	858,385
C Class
Sold	6,423	78,242	13,764	165,987
Issued in reinvestment of distributions	1,044	13,314	4,565	52,271
Redeemed	(11,708)	(142,369)	(24,798)	(301,244)
	(4,241)	(50,813)	(6,469)	(82,986)
R Class
Sold	3,000,764	37,074,065	5,832,785	70,887,191
Issued in reinvestment of distributions	440,582	5,621,829	1,306,735	14,975,179
Redeemed	(3,498,906)	(41,726,603)	(3,212,849)	(39,104,758)
	(57,560)	969,291	3,926,671	46,757,612
R6 Class
Sold	4,291,827	46,251,853	10,682,875	112,837,873
Issued in reinvestment of distributions	1,135,744	12,493,179	2,761,849	27,397,541
Redeemed	(7,478,685)	(80,440,382)	(10,469,022)	(111,568,304)
	(2,051,114)	(21,695,350)	2,975,702	28,667,110
Net increase (decrease)	(478,597)	$(1,691,689)	590,474	$(3,116,579)

43

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	1,701,178	$27,319,036	3,025,862	$47,252,373
Issued in reinvestment of distributions	536,988	8,828,080	1,507,338	22,097,579
Redeemed	(2,072,206)	(33,036,391)	(6,616,429)	(102,276,967)
	165,960	3,110,725	(2,083,229)	(32,927,015)
I Class
Sold	999,598	15,930,363	5,116,462	78,813,732
Issued in reinvestment of distributions	308,977	5,082,670	934,676	13,711,693
Redeemed	(1,561,705)	(25,328,768)	(9,264,770)	(143,826,662)
	(253,130)	(4,315,735)	(3,213,632)	(51,301,237)
A Class
Sold	2,239,246	34,152,076	1,465,259	22,821,644
Issued in reinvestment of distributions	166,364	2,735,018	411,980	6,035,526
Redeemed	(872,996)	(13,938,488)	(2,237,885)	(34,866,909)
	1,532,614	22,948,606	(360,646)	(6,009,739)
C Class
Sold	2,554	40,265	7,058	109,588
Issued in reinvestment of distributions	815	13,369	4,215	61,618
Redeemed	(16,591)	(264,675)	(20,899)	(324,274)
	(13,222)	(211,041)	(9,626)	(153,068)
R Class
Sold	2,536,408	40,276,915	4,851,110	75,577,315
Issued in reinvestment of distributions	316,973	5,217,367	899,004	13,188,393
Redeemed	(2,885,847)	(44,358,478)	(2,507,808)	(39,110,139)
	(32,466)	1,135,804	3,242,306	49,655,569
R6 Class
Sold	4,949,071	48,043,386	11,429,861	109,975,671
Issued in reinvestment of distributions	1,641,418	16,167,966	3,904,403	34,866,318
Redeemed	(8,542,208)	(82,942,679)	(11,362,276)	(109,570,097)
	(1,951,719)	(18,731,327)	3,971,988	35,271,892
Net increase (decrease)	(551,963)	$3,937,032	1,547,161	$(5,463,598)

44

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	1,666,690	$22,216,282	3,038,200	$39,345,515
Issued in reinvestment of distributions	308,232	4,232,021	1,136,965	13,791,391
Redeemed	(1,574,312)	(20,887,928)	(5,855,555)	(75,092,100)
	400,610	5,560,375	(1,680,390)	(21,955,194)
I Class
Sold	1,115,466	14,822,071	4,409,949	56,713,252
Issued in reinvestment of distributions	321,574	4,418,423	1,067,065	12,954,169
Redeemed	(1,769,021)	(23,962,468)	(6,605,236)	(85,548,258)
	(331,981)	(4,721,974)	(1,128,222)	(15,880,837)
A Class
Sold	2,677,883	34,063,577	1,804,184	23,403,069
Issued in reinvestment of distributions	141,584	1,943,946	383,897	4,656,670
Redeemed	(1,049,449)	(13,993,527)	(1,707,879)	(22,098,942)
	1,770,018	22,013,996	480,202	5,960,797
C Class
Sold	6,139	81,165	16,554	215,761
Issued in reinvestment of distributions	837	11,478	4,664	56,479
Redeemed	(3,709)	(47,313)	(14,730)	(190,718)
	3,267	45,330	6,488	81,522
R Class
Sold	2,715,968	35,986,333	5,328,307	68,990,132
Issued in reinvestment of distributions	269,868	3,710,691	1,035,145	12,566,659
Redeemed	(2,942,494)	(37,376,011)	(2,614,415)	(33,944,664)
	43,342	2,321,013	3,749,037	47,612,127
R6 Class
Sold	3,304,454	38,124,030	9,679,267	109,241,275
Issued in reinvestment of distributions	739,972	8,776,070	2,114,476	22,223,140
Redeemed	(6,045,360)	(69,723,580)	(7,124,795)	(80,905,414)
	(2,000,934)	(22,823,480)	4,668,948	50,559,001
Net increase (decrease)	(115,678)	$2,395,260	6,096,063	$66,377,416

45

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,103,380	$16,629,819	2,286,683	$33,323,809
Issued in reinvestment of distributions	124,893	1,940,837	506,049	6,877,220
Redeemed	(800,087)	(12,023,414)	(3,260,165)	(46,789,620)
	428,186	6,547,242	(467,433)	(6,588,591)
I Class
Sold	989,732	14,776,879	4,199,858	60,274,724
Issued in reinvestment of distributions	176,944	2,747,942	685,903	9,321,418
Redeemed	(1,053,942)	(15,987,038)	(5,796,349)	(83,529,293)
	112,734	1,537,783	(910,588)	(13,933,151)
A Class
Sold	1,724,726	24,509,457	1,115,876	16,213,623
Issued in reinvestment of distributions	73,625	1,143,404	248,430	3,373,676
Redeemed	(634,806)	(9,540,045)	(1,027,402)	(14,901,207)
	1,163,545	16,112,816	336,904	4,686,092
C Class
Sold	4,253	63,012	8,276	118,943
Issued in reinvestment of distributions	312	4,810	2,705	36,512
Redeemed	(1,299)	(19,159)	(13,594)	(192,139)
	3,266	48,663	(2,613)	(36,684)
R Class
Sold	1,954,951	29,180,424	4,047,394	58,743,670
Issued in reinvestment of distributions	127,198	1,977,935	599,495	8,153,121
Redeemed	(2,170,094)	(31,204,632)	(1,699,040)	(24,843,840)
	(87,945)	(46,273)	2,947,849	42,052,951
R6 Class
Sold	2,855,307	34,874,621	6,741,860	80,333,230
Issued in reinvestment of distributions	454,427	5,716,687	1,421,925	15,712,275
Redeemed	(4,012,614)	(49,124,759)	(5,081,492)	(60,634,730)
	(702,880)	(8,533,451)	3,082,293	35,410,775
Net increase (decrease)	916,906	$15,666,780	4,986,412	$61,591,392

46

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	624,360	$8,503,696	1,519,402	$20,090,452
Issued in reinvestment of distributions	68,355	962,438	305,038	3,745,876
Redeemed	(371,328)	(5,058,729)	(1,790,811)	(23,412,836)
	321,387	4,407,405	33,629	423,492
I Class
Sold	670,479	9,092,392	1,740,693	22,839,416
Issued in reinvestment of distributions	90,371	1,272,430	311,595	3,829,500
Redeemed	(490,044)	(6,742,716)	(1,261,891)	(16,811,043)
	270,806	3,622,106	790,397	9,857,873
A Class
Sold	1,241,647	15,922,375	616,536	8,164,645
Issued in reinvestment of distributions	40,128	564,608	124,292	1,526,300
Redeemed	(293,228)	(3,981,039)	(422,579)	(5,592,774)
	988,547	12,505,944	318,249	4,098,171
C Class
Sold	4,744	64,422	1,966	25,762
Issued in reinvestment of distributions	148	2,070	1,220	14,871
Redeemed	(1,124)	(14,469)	(326)	(4,138)
	3,768	52,023	2,860	36,495
R Class
Sold	1,729,284	23,383,305	3,178,954	41,892,036
Issued in reinvestment of distributions	93,697	1,318,348	458,981	5,636,289
Redeemed	(1,527,104)	(19,795,374)	(1,004,470)	(13,270,466)
	295,877	4,906,279	2,633,465	34,257,859
R6 Class
Sold	1,882,518	25,713,393	4,416,669	58,743,657
Issued in reinvestment of distributions	184,138	2,600,024	571,210	7,037,302
Redeemed	(1,885,552)	(25,735,374)	(2,435,252)	(32,461,225)
	181,104	2,578,043	2,552,627	33,319,734
Net increase (decrease)	2,061,489	$28,071,800	6,331,227	$81,993,624

47

	Six months ended January 31, 2024		Year ended July 31, 2023
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	196,581	$2,160,213	322,066	$3,394,681
Issued in reinvestment of distributions	9,545	108,437	17,357	171,838
Redeemed	(56,197)	(622,763)	(199,557)	(2,070,653)
	149,929	1,645,887	139,866	1,495,866
I Class
Sold	388,392	4,255,638	625,465	6,425,515
Issued in reinvestment of distributions	17,554	199,235	25,204	249,270
Redeemed	(113,653)	(1,268,618)	(242,211)	(2,515,082)
	292,293	3,186,255	408,458	4,159,703
A Class
Sold	291,689	3,050,930	157,531	1,652,014
Issued in reinvestment of distributions	6,752	76,639	5,391	53,366
Redeemed	(15,885)	(172,833)	(12,892)	(136,945)
	282,556	2,954,736	150,030	1,568,435
C Class
Sold	1,872	20,494	7,403	80,937
Issued in reinvestment of distributions	80	905	124	1,231
Redeemed	(558)	(5,978)	(355)	(3,889)
	1,394	15,421	7,172	78,279
R Class
Sold	702,313	7,646,351	1,072,441	11,295,024
Issued in reinvestment of distributions	22,748	258,415	37,194	368,219
Redeemed	(292,602)	(3,044,630)	(125,768)	(1,328,987)
	432,459	4,860,136	983,867	10,334,256
R6 Class
Sold	577,994	6,349,020	1,035,405	10,939,694
Issued in reinvestment of distributions	32,216	365,971	58,394	578,097
Redeemed	(466,561)	(5,085,137)	(543,707)	(5,749,371)
	143,649	1,629,854	550,092	5,768,420
Net increase (decrease)	1,302,280	$14,292,289	2,239,485	$23,404,959

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.
48

7. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Federal tax cost of investments	$1,654,803,189	$1,537,660,381	$1,588,542,694	$1,756,227,843	$1,320,886,007
Gross tax appreciation of investments	$212,008,825	$219,062,360	$192,674,484	$257,483,416	$175,626,439
Gross tax depreciation of investments	(65,269,787)	(63,841,976)	(67,877,515)	(75,601,772)	(53,872,189)
Net tax appreciation (depreciation) of investments	$146,739,038	$155,220,384	$124,796,969	$181,881,644	$121,754,250

	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio
Federal tax cost of investments	$1,342,643,906	$1,040,512,237	$753,285,668	$415,518,713	$66,639,135
Gross tax appreciation of investments	$221,227,654	$149,449,923	$94,271,821	$31,234,866	$1,821,551
Gross tax depreciation of investments	(50,996,402)	(30,765,979)	(17,702,944)	(11,526,183)	(1,164,025)
Net tax appreciation (depreciation) of investments	$170,231,252	$118,683,944	$76,568,877	$19,708,683	$657,526

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2023, One Choice 2055 Portfolio and One Choice 2060 Portfolio had accumulated short-term capital losses of $(3,281,780) and $(1,141,727), respectively, and accumulated long-term capital losses of $(815,792) and $0, respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.
49

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2024 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Diversified Bond Fund	$392,741	$18,747	$69,543	$12,082	$354,027	38,108	$(8,940)	$8,622
High Income Fund	70,928	3,419	11,517	3,261	66,091	7,739	(1,737)	2,351
Inflation-Adjusted Bond Fund	65,181	3,415	5,382	(478)	62,736	6,026	(428)	2,080
Short Duration Fund	153,087	9,185	19,710	3,253	145,815	14,910	(1,436)	3,504
Short Duration Inflation Protection Bond Fund	143,196	8,446	16,288	953	136,307	13,429	(447)	3,539
Focused Large Cap Value Fund	147,325	9,055	5,840	225	150,765	14,957	(36)	4,643
Growth Fund	67,787	27,015	7,793	2,696	89,705	1,723	1,888	4,042
Heritage Fund	32,007	214	1,071	115	31,265	1,217	603	214
Mid Cap Value Fund	53,168	3,888	1,063	(2,275)	53,718	3,479	14	2,611
Select Fund	—	23,306	1,088	234	22,452	210	15	1,096
Small Cap Growth Fund(3)	16,638	1,189	763	30	17,094	829	82	—
Small Cap Value Fund	17,232	1,354	1,154	(518)	16,914	1,678	103	195
Sustainable Equity Fund	175,129	10,349	17,528	5,698	173,648	3,600	1,169	4,394
Emerging Markets Debt Fund	22,569	1,098	2,931	114	20,850	2,353	(458)	718
Global Bond Fund	196,275	76,285	20,779	5,718	257,499	29,564	(3,158)	5,968
Global Real Estate Fund	17,064	1,157	1,009	(164)	17,048	1,441	5	617
International Growth Fund(3)	80,515	7,521	3,965	(1,750)	82,321	6,798	70	—
International Small-Mid Cap Fund	9,741	237	118	(315)	9,545	1,019	(24)	204
International Value Fund	93,550	7,813	4,329	(3,292)	93,742	11,446	161	5,124
Disciplined Growth Fund	45,500	154	29,860	(15,794)	—	—	17,351	154
International Bond Fund(3)	43,289	—	47,764	4,475	—	—	(4,641)	—
	$1,842,922	$213,847	$269,495	$14,268	$1,801,542	160,526	$156	$50,076
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
Diversified Bond Fund	$377,214	$10,509	$66,622	$11,622	$332,723	35,815	$(8,723)	$8,291
High Income Fund	71,858	2,336	13,581	3,537	64,150	7,512	(2,052)	2,336
Inflation-Adjusted Bond Fund	69,254	2,130	8,588	(192)	62,604	6,014	(790)	2,130
Short Duration Fund	129,884	7,283	13,906	2,622	125,883	12,871	(1,027)	3,056
Short Duration Inflation Protection Bond Fund	119,750	7,274	11,189	802	116,637	11,491	(426)	3,115
Focused Large Cap Value Fund	144,110	7,317	8,593	(170)	142,664	14,153	353	4,493
Growth Fund	69,236	26,603	9,748	1,375	87,466	1,680	3,125	4,016
Heritage Fund	33,528	538	2,456	(727)	30,883	1,202	1,424	214
Mid Cap Value Fund	55,162	3,118	3,398	(2,715)	52,167	3,379	421	2,589
Select Fund	—	23,115	1,420	232	21,927	205	6	1,087
Small Cap Growth Fund(3)	16,707	1,173	996	15	16,899	820	89	—
Small Cap Value Fund	17,239	1,158	1,377	(544)	16,476	1,635	125	194
Sustainable Equity Fund	173,009	6,984	19,779	4,489	164,703	3,414	2,116	4,256
Emerging Markets Debt Fund	26,042	780	5,188	394	22,028	2,486	(815)	780
Global Bond Fund	184,873	66,409	18,232	5,171	238,221	27,350	(2,794)	5,672
Emerging Markets Fund	4,074	50	1,100	(993)	2,031	201	738	50
Global Real Estate Fund	17,902	612	2,039	(87)	16,388	1,385	(80)	612
International Growth Fund(3)	79,484	7,199	5,966	(1,830)	78,887	6,514	245	—
International Small-Mid Cap Fund	11,696	231	919	(349)	10,659	1,138	(73)	231
International Value Fund	89,427	6,315	4,853	(3,123)	87,766	10,716	105	4,925
Non-U.S. Intrinsic Value Fund	3,528	216	1,297	(728)	1,719	192	335	216
Disciplined Growth Fund	46,722	153	30,749	(16,126)	—	—	17,632	153
International Bond Fund(3)	40,163	—	44,878	4,715	—	—	(4,878)	—
	$1,780,862	$181,503	$276,874	$7,390	$1,692,881	150,173	$5,056	$48,416
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Diversified Bond Fund	$357,429	$19,475	$56,022	$11,074	$331,956	35,733	$(7,901)	$7,987
High Income Fund	76,722	2,615	9,952	3,222	72,607	8,502	(1,532)	2,552
Inflation-Adjusted Bond Fund	78,543	4,254	5,094	(628)	77,075	7,404	(499)	2,601
Short Duration Fund	75,359	6,771	4,723	1,344	78,751	8,052	(359)	1,857
Short Duration Inflation Protection Bond Fund	65,151	6,030	3,189	361	68,353	6,734	(151)	1,808
Focused Dynamic Growth Fund(3)	4,358	—	1,371	(818)	2,169	41	838	—
Focused Large Cap Value Fund	148,310	10,001	8,989	288	149,610	14,842	(60)	4,624
Growth Fund	78,781	29,668	10,642	2,914	100,721	1,934	2,238	4,565
Heritage Fund	42,475	1,927	5,006	(51)	39,345	1,531	1,002	269
Mid Cap Value Fund	63,728	4,945	3,912	(2,839)	61,922	4,011	200	3,046
Select Fund	—	25,503	908	258	24,853	233	4	1,199
Small Cap Growth Fund(3)	18,220	3,803	1,495	490	21,018	1,019	(193)	—
Small Cap Value Fund	18,856	4,084	1,841	(556)	20,543	2,038	204	223
Sustainable Equity Fund	179,404	11,356	22,901	5,334	173,193	3,590	1,646	4,424
Emerging Markets Debt Fund	35,160	1,107	4,326	143	32,084	3,621	(671)	1,107
Global Bond Fund	168,514	67,337	16,525	5,279	224,605	25,787	(3,039)	5,266
Emerging Markets Fund	17,943	380	2,259	(1,232)	14,832	1,467	83	365
Global Real Estate Fund	21,233	745	2,111	108	19,975	1,688	(314)	745
International Growth Fund(3)	85,115	7,476	4,307	(1,753)	86,531	7,145	(47)	—
International Small-Mid Cap Fund	18,000	567	649	(458)	17,460	1,863	(157)	374
International Value Fund	83,708	7,043	3,505	(2,878)	84,368	10,301	124	4,651
Non-U.S. Intrinsic Value Fund	13,848	1,437	1,895	(2,021)	11,369	1,269	(1)	1,437
Disciplined Growth Fund	49,704	169	32,644	(17,229)	—	—	18,866	169
International Bond Fund(3)	34,221	216	38,674	4,237	—	—	(4,315)	—
	$1,734,782	$216,909	$242,940	$4,589	$1,713,340	148,805	$5,966	$49,269
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$18,495	—	$2,408	$(787)	$15,300	291	$1,470	—
Focused Large Cap Value Fund	178,177	$9,818	11,200	136	176,931	17,553	15	$5,493
Growth Fund	101,929	31,838	13,464	1,872	122,175	2,346	4,544	5,529
Heritage Fund	64,522	2,557	9,224	(921)	56,934	2,215	2,171	388
Mid Cap Value Fund	87,855	4,724	6,886	(4,200)	81,493	5,278	569	4,012
Select Fund	—	25,964	1,183	261	25,042	235	11	1,219
Small Cap Growth Fund(3)	22,843	7,844	2,453	809	29,043	1,408	(337)	—
Small Cap Value Fund	23,661	8,127	2,705	(641)	28,442	2,822	276	294
Sustainable Equity Fund	216,855	11,011	31,060	5,160	201,966	4,187	2,928	5,153
Diversified Bond Fund	383,694	21,003	59,610	13,496	358,583	38,599	(10,109)	8,607
High Income Fund	89,980	3,086	9,900	3,562	86,728	10,156	(1,527)	3,055
Inflation-Adjusted Bond Fund	88,590	5,584	4,163	(778)	89,233	8,572	(497)	2,991
Short Duration Fund	44,006	4,669	1,151	700	48,224	4,931	(87)	1,130
Short Duration Inflation Protection Bond Fund	35,935	4,041	623	184	39,537	3,895	(53)	1,049
Emerging Markets Fund	42,228	1,727	4,383	(2,616)	36,956	3,655	(77)	928
Global Real Estate Fund	29,913	1,772	4,344	309	27,650	2,337	(586)	1,002
International Growth Fund(3)	104,097	7,975	5,959	(2,372)	103,741	8,567	115	—
International Small-Mid Cap Fund	29,338	989	2,046	(514)	27,767	2,963	(490)	601
International Value Fund	89,651	5,859	4,600	(3,034)	87,876	10,730	8	4,844
Non-U.S. Intrinsic Value Fund	28,770	3,310	3,012	(4,300)	24,768	2,764	(38)	3,167
Emerging Markets Debt Fund	47,657	1,831	5,242	144	44,390	5,010	(850)	1,534
Global Bond Fund	173,286	61,116	14,214	5,142	225,330	25,870	(2,833)	5,307
Disciplined Growth Fund	51,542	169	34,194	(17,517)	—	—	19,167	169
International Bond Fund(3)	28,419	1,964	34,587	4,204	—	—	(4,225)	—
	$1,981,443	$226,978	$268,611	$(1,701)	$1,938,109	164,384	$9,565	$56,472
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$25,389	—	$1,829	$57	$23,617	449	$1,048	—
Focused Large Cap Value Fund	138,036	$7,731	6,292	265	139,740	13,863	(88)	$4,269
Growth Fund	82,490	20,718	9,392	2,789	96,605	1,855	2,368	4,311
Heritage Fund	62,060	3,312	8,755	(461)	56,156	2,185	1,732	377
Mid Cap Value Fund	75,833	4,694	6,064	(3,455)	71,008	4,599	296	3,492
Select Fund	—	16,038	—	165	16,203	152	—	754
Small Cap Growth Fund(3)	18,107	8,822	1,188	700	26,441	1,282	(149)	—
Small Cap Value Fund	18,754	9,414	1,852	(323)	25,993	2,579	143	255
Sustainable Equity Fund	165,999	8,154	22,237	4,174	156,090	3,236	2,041	3,944
Diversified Bond Fund	259,709	19,918	28,093	7,972	259,506	27,934	(5,400)	5,957
High Income Fund	63,791	2,884	5,664	2,368	63,379	7,421	(888)	2,201
Inflation-Adjusted Bond Fund	54,691	3,907	1,948	(452)	56,198	5,398	(336)	1,877
Short Duration Fund	10,613	2,470	—	169	13,252	1,355	—	299
Short Duration Inflation Protection Bond Fund	8,558	2,411	—	22	10,991	1,083	—	293
Emerging Markets Fund	51,793	2,237	3,102	(3,067)	47,861	4,734	(263)	1,191
Global Real Estate Fund	25,260	1,099	1,851	37	24,545	2,075	(274)	898
International Growth Fund(3)	79,893	5,461	3,095	(1,638)	80,621	6,657	(70)	—
International Small-Mid Cap Fund	26,298	1,731	661	(680)	26,688	2,848	(161)	572
International Value Fund	56,565	3,447	773	(1,937)	57,302	6,997	19	3,138
Non-U.S. Intrinsic Value Fund	31,216	4,023	1,637	(4,847)	28,755	3,209	(29)	3,636
Emerging Markets Debt Fund	36,558	1,436	2,118	(163)	35,713	4,031	(373)	1,222
Global Bond Fund	109,099	21,616	7,645	2,906	125,976	14,463	(1,536)	3,093
Disciplined Growth Fund	31,217	105	20,814	(10,508)	—	—	11,533	105
International Bond Fund(3)	6,747	971	8,785	1,067	—	—	(1,062)	—
	$1,438,676	$152,599	$143,795	$(4,840)	$1,442,640	118,405	$8,551	$41,884
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$40,418	$698	$2,875	$609	$38,850	738	$1,317	—
Focused Large Cap Value Fund	156,164	9,440	8,797	162	156,969	15,572	27	$4,760
Growth Fund	94,602	18,277	10,078	2,144	104,945	2,015	3,585	4,650
Heritage Fund	81,035	5,199	11,795	(283)	74,156	2,885	1,993	495
Mid Cap Value Fund	91,841	5,741	8,240	(4,190)	85,152	5,515	403	4,179
Select Fund	—	12,088	—	131	12,219	114	—	569
Small Cap Growth Fund(3)	20,401	12,893	1,532	1,028	32,790	1,590	(199)	—
Small Cap Value Fund	20,825	13,235	2,115	(215)	31,730	3,148	153	302
Sustainable Equity Fund	184,906	7,254	26,679	4,020	169,501	3,514	2,635	4,260
Diversified Bond Fund	237,462	22,436	19,523	6,436	246,811	26,567	(3,928)	5,527
High Income Fund	59,572	3,155	4,229	2,092	60,590	7,095	(657)	2,089
Inflation-Adjusted Bond Fund	46,796	3,534	1,463	(425)	48,442	4,653	(249)	1,624
Emerging Markets Fund	75,327	6,141	3,412	(3,796)	74,260	7,345	(1,039)	1,813
Global Real Estate Fund	30,439	1,423	1,982	(27)	29,853	2,523	(260)	1,089
International Growth Fund(3)	87,692	5,092	3,448	(1,885)	87,451	7,221	(71)	—
International Small-Mid Cap Fund	32,537	2,225	832	(878)	33,052	3,527	(200)	707
International Value Fund	55,284	3,175	2,046	(1,897)	54,516	6,656	38	2,987
Non-U.S. Intrinsic Value Fund	39,723	5,811	1,187	(6,273)	38,074	4,249	(44)	4,801
Emerging Markets Debt Fund	35,639	1,444	742	(374)	35,967	4,059	(139)	1,231
Global Bond Fund	94,968	6,705	6,561	2,435	97,547	11,199	(1,292)	2,498
Disciplined Growth Fund	23,376	79	16,019	(7,436)	—	—	8,211	79
	$1,509,007	$146,045	$133,555	$(8,622)	$1,512,875	120,185	$10,284	$43,660
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$44,436	$1,860	$4,510	$704	$42,490	807	$1,489	—
Focused Large Cap Value Fund	131,386	9,489	8,902	372	132,345	13,130	(217)	$4,010
Growth Fund	79,754	10,708	9,776	2,590	83,276	1,599	2,126	3,710
Heritage Fund	68,358	4,981	11,367	459	62,431	2,429	993	419
Mid Cap Value Fund	77,946	4,553	6,998	(3,240)	72,261	4,680	7	3,544
Select Fund	—	5,105	—	55	5,160	48	—	240
Small Cap Growth Fund(3)	17,095	10,945	1,215	858	27,683	1,343	(157)	—
Small Cap Value Fund	17,816	11,001	1,815	(209)	26,793	2,658	133	256
Sustainable Equity Fund	155,360	6,887	22,939	3,367	142,675	2,958	2,229	3,599
Emerging Markets Fund	63,536	4,573	2,242	(3,338)	62,529	6,185	(769)	1,529
Global Real Estate Fund	25,615	1,551	1,997	158	25,327	2,141	(384)	926
International Growth Fund(3)	73,281	4,511	2,104	(1,574)	74,114	6,120	(55)	—
International Small-Mid Cap Fund	27,043	2,079	495	(765)	27,862	2,973	(121)	595
International Value Fund	42,415	2,492	1,175	(1,447)	42,285	5,163	12	2,315
Non-U.S. Intrinsic Value Fund	37,392	5,261	1,030	(5,917)	35,706	3,985	(26)	4,495
Diversified Bond Fund	141,579	16,301	12,263	3,947	149,564	16,099	(2,405)	3,339
High Income Fund	34,961	1,974	1,364	1,096	36,667	4,294	(216)	1,258
Inflation-Adjusted Bond Fund	27,633	2,013	104	(380)	29,162	2,801	(19)	983
Emerging Markets Debt Fund	20,741	1,380	—	(290)	21,831	2,464	—	746
Global Bond Fund	55,963	4,283	2,406	1,195	59,035	6,778	(502)	1,520
Disciplined Growth Fund	9,432	33	8,191	(1,274)	—	—	1,600	36
	$1,151,742	$111,980	$100,893	$(3,633)	$1,159,196	88,655	$3,718	$33,520
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$40,238	$2,167	$3,108	$1,736	$41,033	780	$458	—
Focused Large Cap Value Fund	98,619	8,190	5,568	597	101,838	10,103	(385)	$3,080
Growth Fund	59,987	3,992	5,266	2,392	61,105	1,174	1,147	2,675
Heritage Fund	51,227	4,142	7,325	689	48,733	1,896	534	322
Mid Cap Value Fund	58,209	4,464	5,209	(2,089)	55,375	3,586	(303)	2,714
Small Cap Growth Fund(3)	12,663	8,901	1,012	705	21,257	1,031	(122)	—
Small Cap Value Fund	13,506	9,219	1,827	(160)	20,738	2,057	134	196
Sustainable Equity Fund	116,950	3,958	12,974	2,982	110,916	2,299	1,384	2,772
Emerging Markets Fund	47,886	4,432	1,197	(2,759)	48,362	4,784	(325)	1,181
Global Real Estate Fund	19,293	1,465	1,332	51	19,477	1,646	(215)	711
International Growth Fund(3)	55,228	4,020	1,262	(1,049)	56,937	4,702	(127)	—
International Small-Mid Cap Fund	20,568	1,745	412	(524)	21,377	2,281	(126)	457
International Value Fund	30,263	1,966	704	(1,044)	30,481	3,722	3	1,669
Non-U.S. Intrinsic Value Fund	30,118	5,394	1,053	(4,796)	29,663	3,311	(23)	3,717
Diversified Bond Fund	77,094	8,282	5,041	1,849	82,184	8,847	(954)	1,829
High Income Fund	18,942	1,048	378	549	20,161	2,361	(58)	690
Inflation-Adjusted Bond Fund	15,020	1,370	184	(185)	16,021	1,539	(30)	538
Emerging Markets Debt Fund	11,270	788	—	(159)	11,899	1,343	—	405
Global Bond Fund	30,387	1,960	559	510	32,298	3,708	(105)	832
	$807,468	$77,503	$54,411	$(705)	$829,855	61,170	$887	$23,788
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$20,535	$2,296	$1,591	$1,188	$22,428	426	$44	—
Focused Large Cap Value Fund	50,806	6,993	3,062	489	55,226	5,479	(289)	$1,635
Growth Fund	30,653	3,637	2,807	1,822	33,305	640	121	1,427
Heritage Fund	26,125	3,268	4,032	982	26,343	1,025	(279)	173
Mid Cap Value Fund	29,844	3,814	2,934	(904)	29,820	1,931	(305)	1,436
Small Cap Growth Fund(3)	6,543	4,896	364	407	11,482	557	(82)	—
Small Cap Value Fund	6,875	5,198	781	4	11,296	1,121	7	105
Sustainable Equity Fund	59,772	4,650	6,011	1,808	60,219	1,248	612	1,471
Emerging Markets Fund	24,596	3,889	1,156	(1,155)	26,174	2,589	(423)	633
Global Real Estate Fund	9,934	1,077	716	67	10,362	876	(133)	382
International Growth Fund(3)	28,609	3,281	664	(391)	30,835	2,546	(140)	—
International Small-Mid Cap Fund	10,629	1,306	132	(261)	11,542	1,232	(52)	243
International Value Fund	15,050	1,628	292	(483)	15,903	1,942	(26)	862
Non-U.S. Intrinsic Value Fund	15,894	3,473	254	(2,600)	16,513	1,843	—	2,041
Diversified Bond Fund	33,544	5,025	2,322	900	37,147	3,999	(477)	812
High Income Fund	8,378	804	240	257	9,199	1,077	(38)	306
Inflation-Adjusted Bond Fund	6,640	828	88	(79)	7,301	701	(16)	241
Emerging Markets Debt Fund	4,989	529	—	(67)	5,451	615	—	182
Global Bond Fund	13,342	1,528	463	274	14,681	1,686	(96)	371
	$402,758	$58,120	$27,909	$2,258	$435,227	31,533	$(1,572)	$12,320
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	$2,701	$830	$263	$246	$3,514	67	$(37)	—
Focused Large Cap Value Fund	6,680	2,331	465	163	8,709	864	(90)	$244
Growth Fund	4,068	1,249	429	323	5,211	100	(15)	216
Heritage Fund	3,444	1,038	615	235	4,102	160	(91)	26
Mid Cap Value Fund	3,932	1,490	614	(44)	4,764	309	(103)	213
Small Cap Growth Fund(3)	863	943	79	83	1,810	88	(23)	—
Small Cap Value Fund	873	962	67	19	1,787	177	(10)	15
Sustainable Equity Fund	7,884	2,256	1,074	403	9,469	196	5	222
Emerging Markets Fund	3,281	1,217	231	(121)	4,146	410	(84)	95
Global Real Estate Fund	1,304	497	133	37	1,705	144	(41)	57
International Growth Fund(3)	3,778	1,361	298	37	4,878	403	(72)	—
International Small-Mid Cap Fund	1,402	548	147	26	1,829	195	(58)	37
International Value Fund	1,929	754	143	(43)	2,497	305	(18)	128
Non-U.S. Intrinsic Value Fund	2,122	1,085	134	(369)	2,704	302	(5)	313
Diversified Bond Fund	3,875	1,435	322	133	5,121	551	(61)	101
High Income Fund	977	301	57	39	1,260	148	(9)	39
Inflation-Adjusted Bond Fund	770	288	50	—	1,008	97	(10)	32
Emerging Markets Debt Fund	582	200	29	(1)	752	85	(5)	23
Global Bond Fund	1,547	546	111	49	2,031	233	(22)	47
	$52,012	$19,331	$5,261	$1,215	$67,297	4,834	$(749)	$1,808
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2024(3)	$12.02	0.23	0.18	0.41	(0.20)	(0.24)	(0.44)	$11.99	3.47%	0.75%	0.79%	3.83%	3.79%	12%	$775,853
2023	$12.21	0.32	0.06	0.38	(0.30)	(0.27)	(0.57)	$12.02	3.44%	0.74%	0.78%	2.77%	2.73%	16%	$748,717
2022	$14.39	0.58	(1.65)	(1.07)	(0.56)	(0.55)	(1.11)	$12.21	(8.11)%	0.74%	0.77%	4.31%	4.28%	18%	$826,119
2021	$13.15	0.18	1.78	1.96	(0.16)	(0.56)	(0.72)	$14.39	15.64%	0.74%	0.77%	1.34%	1.31%	29%	$991,945
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
I Class
2024(3)	$12.02	0.24	0.19	0.43	(0.22)	(0.24)	(0.46)	$11.99	3.57%	0.55%	0.61%	4.03%	3.97%	12%	$222,151
2023	$12.21	0.35	0.05	0.40	(0.32)	(0.27)	(0.59)	$12.02	3.64%	0.54%	0.59%	2.97%	2.92%	16%	$237,898
2022	$14.39	0.62	(1.66)	(1.04)	(0.59)	(0.55)	(1.14)	$12.21	(7.92)%	0.54%	0.58%	4.51%	4.47%	18%	$306,979
2021	$13.15	0.21	1.78	1.99	(0.19)	(0.56)	(0.75)	$14.39	15.78%	0.54%	0.59%	1.54%	1.49%	29%	$537,817
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$12.02	0.22	0.18	0.40	(0.19)	(0.24)	(0.43)	$11.99	3.34%	1.00%	1.04%	3.58%	3.54%	12%	$206,361
2023	$12.21	0.29	0.06	0.35	(0.27)	(0.27)	(0.54)	$12.02	3.18%	0.99%	1.03%	2.52%	2.48%	16%	$190,934
2022	$14.39	0.54	(1.65)	(1.11)	(0.52)	(0.55)	(1.07)	$12.21	(8.34)%	0.99%	1.02%	4.06%	4.03%	18%	$202,196
2021	$13.15	0.15	1.78	1.93	(0.13)	(0.56)	(0.69)	$14.39	15.28%	0.99%	1.02%	1.09%	1.06%	29%	$267,135
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
C Class
2024(3)	$11.88	0.16	0.19	0.35	(0.14)	(0.24)	(0.38)	$11.85	2.97%	1.75%	1.79%	2.83%	2.79%	12%	$1,704
2023	$12.07	0.20	0.06	0.26	(0.18)	(0.27)	(0.45)	$11.88	2.44%	1.74%	1.78%	1.77%	1.73%	16%	$1,962
2022	$14.25	0.46	(1.65)	(1.19)	(0.44)	(0.55)	(0.99)	$12.07	(9.03)%	1.74%	1.77%	3.31%	3.28%	18%	$2,664
2021	$13.08	0.06	1.75	1.81	(0.08)	(0.56)	(0.64)	$14.25	14.40%	1.74%	1.77%	0.34%	0.31%	29%	$4,636
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$11.98	0.19	0.19	0.38	(0.17)	(0.24)	(0.41)	$11.95	3.21%	1.25%	1.29%	3.33%	3.29%	12%	$221,979
2023	$12.17	0.26	0.06	0.32	(0.24)	(0.27)	(0.51)	$11.98	2.93%	1.24%	1.28%	2.27%	2.23%	16%	$230,485
2022	$14.35	0.51	(1.65)	(1.14)	(0.49)	(0.55)	(1.04)	$12.17	(8.60)%	1.24%	1.27%	3.81%	3.78%	18%	$229,286
2021	$13.13	0.12	1.77	1.89	(0.11)	(0.56)	(0.67)	$14.35	15.00%	1.24%	1.27%	0.84%	0.81%	29%	$268,946
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359
R6 Class
2024(3)	$9.26	0.19	0.15	0.34	(0.23)	(0.24)	(0.47)	$9.13	3.67%	0.40%	0.51%	4.18%	4.07%	12%	$373,494
2023	$9.55	0.28	0.04	0.32	(0.34)	(0.27)	(0.61)	$9.26	3.81%	0.39%	0.49%	3.12%	3.02%	16%	$432,925
2022	$11.50	0.51	(1.30)	(0.79)	(0.61)	(0.55)	(1.16)	$9.55	(7.75)%	0.39%	0.48%	4.66%	4.57%	18%	$466,333
2021	$10.66	0.18	1.43	1.61	(0.21)	(0.56)	(0.77)	$11.50	15.94%	0.39%	0.50%	1.69%	1.58%	29%	$608,763
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2024(3)	$13.57	0.25	0.22	0.47	(0.30)	(0.25)	(0.55)	$13.49	3.44%	0.77%	0.80%	3.79%	3.76%	11%	$606,180
2023	$13.70	0.36	0.08	0.44	(0.32)	(0.25)	(0.57)	$13.57	3.60%	0.76%	0.79%	2.71%	2.68%	15%	$636,549
2022	$16.17	0.67	(1.92)	(1.25)	(0.55)	(0.67)	(1.22)	$13.70	(8.54)%	0.76%	0.78%	4.42%	4.40%	15%	$712,029
2021	$14.70	0.20	2.21	2.41	(0.17)	(0.77)	(0.94)	$16.17	16.85%	0.76%	0.79%	1.27%	1.24%	19%	$879,425
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
I Class
2024(3)	$13.58	0.27	0.21	0.48	(0.32)	(0.25)	(0.57)	$13.49	3.58%	0.57%	0.61%	3.99%	3.95%	11%	$234,183
2023	$13.71	0.39	0.08	0.47	(0.35)	(0.25)	(0.60)	$13.58	3.81%	0.56%	0.60%	2.91%	2.87%	15%	$245,803
2022	$16.19	0.71	(1.94)	(1.23)	(0.58)	(0.67)	(1.25)	$13.71	(8.40)%	0.56%	0.59%	4.62%	4.59%	15%	$320,347
2021	$14.72	0.22	2.22	2.44	(0.20)	(0.77)	(0.97)	$16.19	17.15%	0.56%	0.61%	1.47%	1.42%	19%	$541,299
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$13.55	0.25	0.20	0.45	(0.26)	(0.25)	(0.51)	$13.49	3.34%	1.02%	1.05%	3.54%	3.51%	11%	$174,868
2023	$13.68	0.32	0.09	0.41	(0.29)	(0.25)	(0.54)	$13.55	3.34%	1.01%	1.04%	2.46%	2.43%	15%	$158,130
2022	$16.15	0.63	(1.92)	(1.29)	(0.51)	(0.67)	(1.18)	$13.68	(8.79)%	1.01%	1.03%	4.17%	4.15%	15%	$179,681
2021	$14.68	0.16	2.21	2.37	(0.13)	(0.77)	(0.90)	$16.15	16.57%	1.01%	1.04%	1.02%	0.99%	19%	$243,677
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
C Class
2024(3)	$13.53	0.19	0.20	0.39	(0.16)	(0.25)	(0.41)	$13.51	2.86%	1.77%	1.80%	2.79%	2.76%	11%	$1,809
2023	$13.66	0.22	0.09	0.31	(0.19)	(0.25)	(0.44)	$13.53	2.55%	1.76%	1.79%	1.71%	1.68%	15%	$1,874
2022	$16.12	0.55	(1.95)	(1.40)	(0.39)	(0.67)	(1.06)	$13.66	(9.45)%	1.76%	1.78%	3.42%	3.40%	15%	$2,007
2021	$14.65	0.05	2.20	2.25	(0.01)	(0.77)	(0.78)	$16.12	15.70%	1.76%	1.79%	0.27%	0.24%	19%	$3,256
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$13.53	0.22	0.21	0.43	(0.23)	(0.25)	(0.48)	$13.48	3.16%	1.27%	1.30%	3.29%	3.26%	11%	$232,906
2023	$13.66	0.29	0.09	0.38	(0.26)	(0.25)	(0.51)	$13.53	3.08%	1.26%	1.29%	2.21%	2.18%	15%	$245,509
2022	$16.13	0.58	(1.91)	(1.33)	(0.47)	(0.67)	(1.14)	$13.66	(9.04)%	1.26%	1.28%	3.92%	3.90%	15%	$233,649
2021	$14.66	0.12	2.21	2.33	(0.09)	(0.77)	(0.86)	$16.13	16.29%	1.26%	1.29%	0.77%	0.74%	19%	$255,643
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971
R6 Class
2024(3)	$9.65	0.19	0.16	0.35	(0.35)	(0.25)	(0.60)	$9.40	3.59%	0.42%	0.51%	4.14%	4.05%	11%	$442,935
2023	$9.93	0.29	0.05	0.34	(0.37)	(0.25)	(0.62)	$9.65	3.98%	0.41%	0.50%	3.06%	2.97%	15%	$492,979
2022	$12.07	0.54	(1.40)	(0.86)	(0.61)	(0.67)	(1.28)	$9.93	(8.26)%	0.41%	0.49%	4.77%	4.69%	15%	$519,716
2021	$11.20	0.18	1.68	1.86	(0.22)	(0.77)	(0.99)	$12.07	17.32%	0.41%	0.51%	1.62%	1.52%	19%	$643,218
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2024(3)	$11.96	0.22	0.17	0.39	(0.28)	(0.06)	(0.34)	$12.01	3.26%	0.79%	0.82%	3.76%	3.73%	13%	$380,689
2023	$12.11	0.30	0.17	0.47	(0.29)	(0.33)	(0.62)	$11.96	4.31%	0.78%	0.81%	2.58%	2.55%	17%	$381,503
2022	$14.44	0.60	(1.83)	(1.23)	(0.53)	(0.57)	(1.10)	$12.11	(9.35)%	0.78%	0.81%	4.53%	4.50%	17%	$428,278
2021	$12.89	0.18	2.15	2.33	(0.15)	(0.63)	(0.78)	$14.44	18.62%	0.78%	0.82%	1.25%	1.21%	19%	$491,652
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
I Class
2024(3)	$11.96	0.23	0.17	0.40	(0.30)	(0.06)	(0.36)	$12.00	3.38%	0.59%	0.63%	3.96%	3.92%	13%	$271,126
2023	$12.11	0.33	0.16	0.49	(0.31)	(0.33)	(0.64)	$11.96	4.53%	0.58%	0.62%	2.78%	2.74%	17%	$284,715
2022	$14.45	0.65	(1.86)	(1.21)	(0.56)	(0.57)	(1.13)	$12.11	(9.23)%	0.58%	0.62%	4.73%	4.69%	17%	$348,341
2021	$12.89	0.20	2.17	2.37	(0.18)	(0.63)	(0.81)	$14.45	18.94%	0.58%	0.63%	1.45%	1.40%	19%	$582,440
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$11.92	0.22	0.16	0.38	(0.25)	(0.06)	(0.31)	$11.99	3.18%	1.04%	1.07%	3.51%	3.48%	13%	$178,785
2023	$12.08	0.27	0.16	0.43	(0.26)	(0.33)	(0.59)	$11.92	3.97%	1.03%	1.06%	2.33%	2.30%	17%	$151,849
2022	$14.40	0.57	(1.82)	(1.25)	(0.50)	(0.57)	(1.07)	$12.08	(9.54)%	1.03%	1.06%	4.28%	4.25%	17%	$159,676
2021	$12.85	0.14	2.16	2.30	(0.12)	(0.63)	(0.75)	$14.40	18.37%	1.03%	1.07%	1.00%	0.96%	19%	$223,936
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679
C Class
2024(3)	$11.91	0.15	0.19	0.34	(0.16)	(0.06)	(0.22)	$12.03	2.83%	1.79%	1.82%	2.76%	2.73%	13%	$1,760
2023	$12.06	0.18	0.17	0.35	(0.17)	(0.33)	(0.50)	$11.91	3.25%	1.78%	1.81%	1.58%	1.55%	17%	$2,085
2022	$14.38	0.50	(1.87)	(1.37)	(0.38)	(0.57)	(0.95)	$12.06	(10.27)%	1.78%	1.81%	3.53%	3.50%	17%	$2,244
2021	$12.83	0.04	2.15	2.19	(0.01)	(0.63)	(0.64)	$14.38	17.48%	1.78%	1.82%	0.25%	0.21%	19%	$3,547
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$11.91	0.19	0.18	0.37	(0.22)	(0.06)	(0.28)	$12.00	3.09%	1.29%	1.32%	3.26%	3.23%	13%	$324,588
2023	$12.07	0.24	0.16	0.40	(0.23)	(0.33)	(0.56)	$11.91	3.70%	1.28%	1.31%	2.08%	2.05%	17%	$327,843
2022	$14.39	0.53	(1.82)	(1.29)	(0.46)	(0.57)	(1.03)	$12.07	(9.79)%	1.28%	1.31%	4.03%	4.00%	17%	$289,067
2021	$12.84	0.10	2.16	2.26	(0.08)	(0.63)	(0.71)	$14.39	18.08%	1.28%	1.32%	0.75%	0.71%	19%	$300,569
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
R6 Class
2024(3)	$10.67	0.21	0.15	0.36	(0.32)	(0.06)	(0.38)	$10.65	3.40%	0.44%	0.53%	4.11%	4.02%	13%	$556,393
2023	$10.88	0.30	0.15	0.45	(0.33)	(0.33)	(0.66)	$10.67	4.67%	0.43%	0.52%	2.93%	2.84%	17%	$586,786
2022	$13.09	0.62	(1.68)	(1.06)	(0.58)	(0.57)	(1.15)	$10.88	(9.03)%	0.43%	0.51%	4.88%	4.80%	17%	$562,783
2021	$11.75	0.20	1.97	2.17	(0.20)	(0.63)	(0.83)	$13.09	19.11%	0.43%	0.53%	1.60%	1.50%	19%	$622,491
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2024(3)	$15.26	0.27	0.21	0.48	(0.30)	(0.11)	(0.41)	$15.33	3.17%	0.82%	0.85%	3.65%	3.62%	12%	$570,630
2023	$15.30	0.35	0.34	0.69	(0.30)	(0.43)	(0.73)	$15.26	5.05%	0.82%	0.85%	2.40%	2.37%	15%	$572,770
2022	$18.29	0.77	(2.47)	(1.70)	(0.62)	(0.67)	(1.29)	$15.30	(10.19)%	0.81%	0.84%	4.58%	4.55%	17%	$626,308
2021	$16.09	0.21	3.04	3.25	(0.17)	(0.88)	(1.05)	$18.29	20.75%	0.81%	0.85%	1.19%	1.15%	17%	$743,664
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
I Class
2024(3)	$15.30	0.29	0.19	0.48	(0.33)	(0.11)	(0.44)	$15.34	3.17%	0.62%	0.66%	3.85%	3.81%	12%	$268,556
2023	$15.33	0.39	0.34	0.73	(0.33)	(0.43)	(0.76)	$15.30	5.33%	0.62%	0.66%	2.60%	2.56%	15%	$277,988
2022	$18.32	0.83	(2.50)	(1.67)	(0.65)	(0.67)	(1.32)	$15.33	(9.98)%	0.61%	0.65%	4.78%	4.74%	17%	$361,327
2021	$16.12	0.24	3.04	3.28	(0.20)	(0.88)	(1.08)	$18.32	20.96%	0.61%	0.66%	1.39%	1.34%	17%	$575,410
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$15.25	0.27	0.18	0.45	(0.26)	(0.11)	(0.37)	$15.33	2.98%	1.07%	1.10%	3.40%	3.37%	12%	$209,329
2023	$15.28	0.32	0.35	0.67	(0.27)	(0.43)	(0.70)	$15.25	4.85%	1.07%	1.10%	2.15%	2.12%	15%	$185,742
2022	$18.27	0.73	(2.48)	(1.75)	(0.57)	(0.67)	(1.24)	$15.28	(10.43)%	1.06%	1.09%	4.33%	4.30%	17%	$189,012
2021	$16.07	0.16	3.04	3.20	(0.12)	(0.88)	(1.00)	$18.27	20.47%	1.06%	1.10%	0.94%	0.90%	17%	$254,130
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779
C Class
2024(3)	$15.18	0.20	0.19	0.39	(0.15)	(0.11)	(0.26)	$15.31	2.55%	1.82%	1.85%	2.65%	2.62%	12%	$1,235
2023	$15.21	0.21	0.35	0.56	(0.16)	(0.43)	(0.59)	$15.18	4.06%	1.82%	1.85%	1.40%	1.37%	15%	$1,071
2022	$18.18	0.66	(2.53)	(1.87)	(0.43)	(0.67)	(1.10)	$15.21	(11.07)%	1.81%	1.84%	3.58%	3.55%	17%	$1,184
2021	$16.00	0.05	3.01	3.06	—	(0.88)	(0.88)	$18.18	19.56%	1.81%	1.85%	0.19%	0.15%	17%	$2,048
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$15.23	0.23	0.21	0.44	(0.23)	(0.11)	(0.34)	$15.33	2.85%	1.32%	1.35%	3.15%	3.12%	12%	$351,866
2023	$15.27	0.27	0.35	0.62	(0.23)	(0.43)	(0.66)	$15.23	4.52%	1.32%	1.35%	1.90%	1.87%	15%	$349,840
2022	$18.25	0.68	(2.47)	(1.79)	(0.52)	(0.67)	(1.19)	$15.27	(10.62)%	1.31%	1.34%	4.08%	4.05%	17%	$297,839
2021	$16.05	0.12	3.04	3.16	(0.08)	(0.88)	(0.96)	$18.25	20.18%	1.31%	1.35%	0.69%	0.65%	17%	$307,513
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
R6 Class
2024(3)	$9.91	0.19	0.14	0.33	(0.36)	(0.11)	(0.47)	$9.77	3.31%	0.47%	0.55%	4.00%	3.92%	12%	$536,493
2023	$10.22	0.26	0.21	0.47	(0.35)	(0.43)	(0.78)	$9.91	5.49%	0.47%	0.55%	2.75%	2.67%	15%	$594,019
2022	$12.66	0.59	(1.68)	(1.09)	(0.68)	(0.67)	(1.35)	$10.22	(9.90)%	0.46%	0.54%	4.93%	4.85%	17%	$572,731
2021	$11.44	0.18	2.15	2.33	(0.23)	(0.88)	(1.11)	$12.66	21.24%	0.46%	0.56%	1.54%	1.44%	17%	$643,520
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2024(3)	$12.76	0.22	0.15	0.37	(0.27)	(0.03)	(0.30)	$12.83	2.87%	0.84%	0.88%	3.54%	3.50%	11%	$298,189
2023	$12.80	0.28	0.41	0.69	(0.26)	(0.47)	(0.73)	$12.76	6.00%	0.84%	0.88%	2.23%	2.19%	17%	$288,417
2022	$15.56	0.66	(2.22)	(1.56)	(0.58)	(0.62)	(1.20)	$12.80	(11.00)%	0.83%	0.87%	4.68%	4.64%	19%	$329,436
2021	$13.47	0.17	2.83	3.00	(0.14)	(0.77)	(0.91)	$15.56	22.90%	0.83%	0.88%	1.12%	1.07%	19%	$383,921
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
I Class
2024(3)	$12.77	0.23	0.15	0.38	(0.29)	(0.03)	(0.32)	$12.83	2.99%	0.64%	0.68%	3.74%	3.70%	11%	$236,007
2023	$12.82	0.30	0.41	0.71	(0.29)	(0.47)	(0.76)	$12.77	6.14%	0.64%	0.68%	2.43%	2.39%	17%	$246,247
2022	$15.57	0.71	(2.23)	(1.52)	(0.61)	(0.62)	(1.23)	$12.82	(10.74)%	0.63%	0.67%	4.88%	4.84%	19%	$289,091
2021	$13.49	0.19	2.83	3.02	(0.17)	(0.77)	(0.94)	$15.57	23.14%	0.63%	0.69%	1.32%	1.26%	19%	$431,522
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$12.74	0.22	0.13	0.35	(0.23)	(0.03)	(0.26)	$12.83	2.77%	1.09%	1.13%	3.29%	3.25%	11%	$155,317
2023	$12.78	0.24	0.42	0.66	(0.23)	(0.47)	(0.70)	$12.74	5.74%	1.09%	1.13%	1.98%	1.94%	17%	$130,076
2022	$15.53	0.63	(2.22)	(1.59)	(0.54)	(0.62)	(1.16)	$12.78	(11.19)%	1.08%	1.12%	4.43%	4.39%	19%	$129,310
2021	$13.45	0.13	2.82	2.95	(0.10)	(0.77)	(0.87)	$15.53	22.54%	1.08%	1.13%	0.87%	0.82%	19%	$181,238
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271
C Class
2024(3)	$12.67	0.15	0.16	0.31	(0.14)	(0.03)	(0.17)	$12.81	2.41%	1.84%	1.88%	2.54%	2.50%	11%	$1,052
2023	$12.71	0.14	0.43	0.57	(0.14)	(0.47)	(0.61)	$12.67	4.94%	1.84%	1.88%	1.23%	1.19%	17%	$1,095
2022	$15.45	0.51	(2.21)	(1.70)	(0.42)	(0.62)	(1.04)	$12.71	(11.88)%	1.83%	1.87%	3.68%	3.64%	19%	$1,181
2021	$13.39	0.02	2.81	2.83	—	(0.77)	(0.77)	$15.45	21.64%	1.83%	1.88%	0.12%	0.07%	19%	$1,478
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$12.72	0.19	0.15	0.34	(0.20)	(0.03)	(0.23)	$12.83	2.68%	1.34%	1.38%	3.04%	3.00%	11%	$322,937
2023	$12.76	0.21	0.42	0.63	(0.20)	(0.47)	(0.67)	$12.72	5.47%	1.34%	1.38%	1.73%	1.69%	17%	$321,003
2022	$15.51	0.58	(2.21)	(1.63)	(0.50)	(0.62)	(1.12)	$12.76	(11.44)%	1.33%	1.37%	4.18%	4.14%	19%	$271,996
2021	$13.43	0.09	2.82	2.91	(0.06)	(0.77)	(0.83)	$15.51	22.26%	1.33%	1.38%	0.62%	0.57%	19%	$273,869
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
R6 Class
2024(3)	$11.07	0.21	0.13	0.34	(0.31)	(0.03)	(0.34)	$11.07	3.09%	0.49%	0.57%	3.89%	3.81%	11%	$429,138
2023	$11.21	0.27	0.36	0.63	(0.30)	(0.47)	(0.77)	$11.07	6.41%	0.49%	0.57%	2.58%	2.50%	17%	$451,836
2022	$13.78	0.67	(1.98)	(1.31)	(0.64)	(0.62)	(1.26)	$11.21	(10.67)%	0.48%	0.56%	5.03%	4.95%	19%	$424,500
2021	$12.03	0.19	2.52	2.71	(0.19)	(0.77)	(0.96)	$13.78	23.31%	0.48%	0.58%	1.47%	1.37%	19%	$518,709
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2024(3)	$16.45	0.27	0.17	0.44	(0.28)	(0.08)	(0.36)	$16.53	2.71%	0.87%	0.90%	3.38%	3.35%	10%	$412,286
2023	$16.31	0.32	0.68	1.00	(0.26)	(0.60)	(0.86)	$16.45	6.79%	0.87%	0.90%	2.00%	1.97%	16%	$407,551
2022	$19.84	0.86	(2.96)	(2.10)	(0.67)	(0.76)	(1.43)	$16.31	(11.59)%	0.86%	0.89%	4.73%	4.70%	18%	$438,091
2021	$16.86	0.19	3.92	4.11	(0.14)	(0.99)	(1.13)	$19.84	25.08%	0.86%	0.90%	1.01%	0.97%	15%	$521,474
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
I Class
2024(3)	$16.49	0.29	0.16	0.45	(0.31)	(0.08)	(0.39)	$16.55	2.79%	0.67%	0.71%	3.58%	3.54%	10%	$218,197
2023	$16.35	0.35	0.68	1.03	(0.29)	(0.60)	(0.89)	$16.49	7.00%	0.67%	0.71%	2.20%	2.16%	16%	$221,518
2022	$19.88	0.92	(2.98)	(2.06)	(0.71)	(0.76)	(1.47)	$16.35	(11.38)%	0.66%	0.69%	4.93%	4.90%	18%	$272,169
2021	$16.90	0.22	3.93	4.15	(0.18)	(0.99)	(1.17)	$19.88	25.35%	0.66%	0.71%	1.21%	1.16%	15%	$406,955
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$16.42	0.27	0.16	0.43	(0.24)	(0.08)	(0.32)	$16.53	2.64%	1.12%	1.15%	3.13%	3.10%	10%	$150,268
2023	$16.29	0.28	0.67	0.95	(0.22)	(0.60)	(0.82)	$16.42	6.46%	1.12%	1.15%	1.75%	1.72%	16%	$124,182
2022	$19.81	0.81	(2.96)	(2.15)	(0.61)	(0.76)	(1.37)	$16.29	(11.79)%	1.11%	1.14%	4.48%	4.45%	18%	$129,008
2021	$16.83	0.14	3.93	4.07	(0.10)	(0.99)	(1.09)	$19.81	24.80%	1.11%	1.15%	0.76%	0.72%	15%	$173,756
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985
C Class
2024(3)	$16.31	0.18	0.17	0.35	(0.11)	(0.08)	(0.19)	$16.47	2.20%	1.87%	1.90%	2.38%	2.35%	10%	$1,084
2023	$16.18	0.16	0.67	0.83	(0.10)	(0.60)	(0.70)	$16.31	5.67%	1.87%	1.90%	1.00%	0.97%	16%	$1,289
2022	$19.68	0.67	(2.95)	(2.28)	(0.46)	(0.76)	(1.22)	$16.18	(12.46)%	1.86%	1.89%	3.73%	3.70%	18%	$1,434
2021	$16.76	0.01	3.90	3.91	—	(0.99)	(0.99)	$19.68	23.89%	1.86%	1.90%	0.01%	(0.03)%	15%	$1,974
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$16.42	0.23	0.17	0.40	(0.20)	(0.08)	(0.28)	$16.54	2.45%	1.37%	1.40%	2.88%	2.85%	10%	$317,096
2023	$16.28	0.23	0.69	0.92	(0.18)	(0.60)	(0.78)	$16.42	6.25%	1.37%	1.40%	1.50%	1.47%	16%	$315,314
2022	$19.80	0.75	(2.95)	(2.20)	(0.56)	(0.76)	(1.32)	$16.28	(12.03)%	1.36%	1.39%	4.23%	4.20%	18%	$259,822
2021	$16.83	0.09	3.92	4.01	(0.05)	(0.99)	(1.04)	$19.80	24.49%	1.36%	1.40%	0.51%	0.47%	15%	$267,304
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
R6 Class
2024(3)	$10.04	0.18	0.11	0.29	(0.34)	(0.08)	(0.42)	$9.91	2.94%	0.52%	0.59%	3.73%	3.66%	10%	$413,945
2023	$10.34	0.23	0.38	0.61	(0.31)	(0.60)	(0.91)	$10.04	7.07%	0.52%	0.59%	2.35%	2.28%	16%	$439,154
2022	$13.11	0.63	(1.90)	(1.27)	(0.74)	(0.76)	(1.50)	$10.34	(11.25)%	0.51%	0.58%	5.08%	5.01%	18%	$410,845
2021	$11.50	0.16	2.65	2.81	(0.21)	(0.99)	(1.20)	$13.11	25.53%	0.51%	0.59%	1.36%	1.28%	15%	$520,523
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2024(3)	$13.73	0.22	0.13	0.35	(0.24)	(0.03)	(0.27)	$13.81	2.57%	0.89%	0.92%	3.25%	3.22%	9%	$221,321
2023	$13.61	0.23	0.71	0.94	(0.21)	(0.61)	(0.82)	$13.73	7.71%	0.89%	0.92%	1.75%	1.72%	17%	$214,542
2022	$16.61	0.73	(2.53)	(1.80)	(0.64)	(0.56)	(1.20)	$13.61	(11.87)%	0.88%	0.91%	4.87%	4.84%	19%	$235,537
2021	$13.90	0.15	3.54	3.69	(0.13)	(0.85)	(0.98)	$16.61	27.33%	0.88%	0.92%	0.90%	0.86%	16%	$269,509
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
I Class
2024(3)	$13.77	0.23	0.13	0.36	(0.27)	(0.03)	(0.30)	$13.83	2.62%	0.69%	0.72%	3.45%	3.42%	9%	$206,386
2023	$13.64	0.26	0.71	0.97	(0.23)	(0.61)	(0.84)	$13.77	7.99%	0.69%	0.72%	1.95%	1.92%	17%	$209,961
2022	$16.65	0.79	(2.57)	(1.78)	(0.67)	(0.56)	(1.23)	$13.64	(11.72)%	0.68%	0.71%	5.07%	5.04%	19%	$223,504
2021	$13.93	0.17	3.56	3.73	(0.16)	(0.85)	(1.01)	$16.65	27.61%	0.68%	0.73%	1.10%	1.05%	16%	$315,079
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$13.72	0.22	0.11	0.33	(0.21)	(0.03)	(0.24)	$13.81	2.39%	1.14%	1.17%	3.00%	2.97%	9%	$123,894
2023	$13.60	0.19	0.72	0.91	(0.18)	(0.61)	(0.79)	$13.72	7.44%	1.14%	1.17%	1.50%	1.47%	17%	$98,748
2022	$16.59	0.70	(2.53)	(1.83)	(0.60)	(0.56)	(1.16)	$13.60	(12.04)%	1.13%	1.16%	4.62%	4.59%	19%	$91,347
2021	$13.88	0.11	3.54	3.65	(0.09)	(0.85)	(0.94)	$16.59	27.04%	1.13%	1.17%	0.65%	0.61%	16%	$115,318
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680
C Class
2024(3)	$13.64	0.15	0.14	0.29	(0.11)	(0.03)	(0.14)	$13.79	2.08%	1.89%	1.92%	2.25%	2.22%	9%	$1,219
2023	$13.52	0.10	0.71	0.81	(0.08)	(0.61)	(0.69)	$13.64	6.64%	1.89%	1.92%	0.75%	0.72%	17%	$1,161
2022	$16.50	0.61	(2.56)	(1.95)	(0.47)	(0.56)	(1.03)	$13.52	(12.74)%	1.88%	1.91%	3.87%	3.84%	19%	$1,063
2021	$13.83	—(4)	3.52	3.52	—	(0.85)	(0.85)	$16.50	26.11%	1.88%	1.92%	(0.10)%	(0.14)%	16%	$1,434
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$13.71	0.18	0.13	0.31	(0.17)	(0.03)	(0.20)	$13.82	2.28%	1.39%	1.42%	2.75%	2.72%	9%	$261,970
2023	$13.59	0.16	0.71	0.87	(0.14)	(0.61)	(0.75)	$13.71	7.16%	1.39%	1.42%	1.25%	1.22%	17%	$259,213
2022	$16.58	0.64	(2.52)	(1.88)	(0.55)	(0.56)	(1.11)	$13.59	(12.28)%	1.38%	1.41%	4.37%	4.34%	19%	$205,966
2021	$13.87	0.06	3.55	3.61	(0.05)	(0.85)	(0.90)	$16.58	26.73%	1.38%	1.42%	0.40%	0.36%	16%	$207,018
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
R6 Class
2024(3)	$11.93	0.21	0.12	0.33	(0.29)	(0.03)	(0.32)	$11.94	2.78%	0.54%	0.60%	3.60%	3.54%	9%	$344,406
2023	$11.95	0.23	0.61	0.84	(0.25)	(0.61)	(0.86)	$11.93	8.06%	0.54%	0.60%	2.10%	2.04%	17%	$368,118
2022	$14.73	0.75	(2.27)	(1.52)	(0.70)	(0.56)	(1.26)	$11.95	(11.52)%	0.53%	0.59%	5.22%	5.16%	19%	$312,841
2021	$12.43	0.17	3.16	3.33	(0.18)	(0.85)	(1.03)	$14.73	27.78%	0.53%	0.61%	1.25%	1.17%	16%	$405,593
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2024(3)	$15.51	0.24	0.13	0.37	(0.24)	—	(0.24)	$15.64	2.41%	0.89%	0.93%	3.16%	3.12%	7%	$129,883
2023	$15.19	0.24	0.93	1.17	(0.22)	(0.63)	(0.85)	$15.51	8.45%	0.89%	0.93%	1.58%	1.54%	18%	$122,095
2022	$18.57	0.82	(2.87)	(2.05)	(0.71)	(0.62)	(1.33)	$15.19	(12.07)%	0.88%	0.92%	4.89%	4.85%	19%	$126,682
2021	$15.21	0.16	4.07	4.23	(0.14)	(0.73)	(0.87)	$18.57	28.45%	0.88%	0.93%	0.86%	0.81%	17%	$145,510
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
I Class
2024(3)	$15.51	0.25	0.15	0.40	(0.27)	—	(0.27)	$15.64	2.61%	0.69%	0.74%	3.36%	3.31%	7%	$160,612
2023	$15.20	0.27	0.92	1.19	(0.25)	(0.63)	(0.88)	$15.51	8.60%	0.69%	0.74%	1.78%	1.73%	18%	$157,600
2022	$18.58	0.89	(2.90)	(2.01)	(0.75)	(0.62)	(1.37)	$15.20	(11.88)%	0.68%	0.72%	5.09%	5.05%	19%	$168,209
2021	$15.22	0.18	4.08	4.26	(0.17)	(0.73)	(0.90)	$18.58	28.69%	0.68%	0.74%	1.06%	1.00%	17%	$231,400
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$15.47	0.24	0.11	0.35	(0.20)	—	(0.20)	$15.62	2.29%	1.14%	1.18%	2.91%	2.87%	7%	$88,203
2023	$15.15	0.19	0.94	1.13	(0.18)	(0.63)	(0.81)	$15.47	8.18%	1.14%	1.18%	1.33%	1.29%	18%	$69,326
2022	$18.52	0.78	(2.87)	(2.09)	(0.66)	(0.62)	(1.28)	$15.15	(12.27)%	1.13%	1.17%	4.64%	4.60%	19%	$62,800
2021	$15.17	0.11	4.06	4.17	(0.09)	(0.73)	(0.82)	$18.52	28.12%	1.13%	1.18%	0.61%	0.56%	17%	$77,870
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664
C Class
2024(3)	$15.30	0.16	0.15	0.31	(0.09)	—	(0.09)	$15.52	2.00%	1.89%	1.93%	2.16%	2.12%	7%	$884
2023	$14.99	0.08	0.93	1.01	(0.07)	(0.63)	(0.70)	$15.30	7.35%	1.89%	1.93%	0.58%	0.54%	18%	$822
2022	$18.34	0.63	(2.84)	(2.21)	(0.52)	(0.62)	(1.14)	$14.99	(12.98)%	1.88%	1.92%	3.89%	3.85%	19%	$845
2021	$15.06	(0.01)	4.02	4.01	—	(0.73)	(0.73)	$18.34	27.24%	1.88%	1.93%	(0.14)%	(0.19)%	17%	$1,069
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$15.47	0.20	0.14	0.34	(0.16)	—	(0.16)	$15.65	2.23%	1.39%	1.43%	2.66%	2.62%	7%	$193,511
2023	$15.15	0.15	0.94	1.09	(0.14)	(0.63)	(0.77)	$15.47	7.90%	1.39%	1.43%	1.08%	1.04%	18%	$192,693
2022	$18.52	0.72	(2.86)	(2.14)	(0.61)	(0.62)	(1.23)	$15.15	(12.50)%	1.38%	1.42%	4.39%	4.35%	19%	$144,055
2021	$15.17	0.06	4.07	4.13	(0.05)	(0.73)	(0.78)	$18.52	27.79%	1.38%	1.43%	0.36%	0.31%	17%	$138,104
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
R6 Class
2024(3)	$12.63	0.21	0.13	0.34	(0.30)	—	(0.30)	$12.67	2.68%	0.54%	0.61%	3.51%	3.44%	7%	$256,761
2023	$12.55	0.23	0.75	0.98	(0.27)	(0.63)	(0.90)	$12.63	8.79%	0.54%	0.61%	1.93%	1.86%	18%	$264,930
2022	$15.58	0.80	(2.44)	(1.64)	(0.77)	(0.62)	(1.39)	$12.55	(11.75)%	0.53%	0.59%	5.24%	5.18%	19%	$224,504
2021	$12.89	0.17	3.45	3.62	(0.20)	(0.73)	(0.93)	$15.58	28.91%	0.53%	0.61%	1.21%	1.13%	17%	$273,227
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2024(3)	$14.06	0.22	0.12	0.34	(0.23)	—	(0.23)	$14.17	2.43%	0.89%	0.94%	3.16%	3.11%	7%	$60,978
2023	$13.90	0.20	0.89	1.09	(0.21)	(0.72)	(0.93)	$14.06	8.80%	0.89%	0.94%	1.46%	1.41%	14%	$55,975
2022	$16.84	0.75	(2.65)	(1.90)	(0.70)	(0.34)	(1.04)	$13.90	(12.16)%	0.88%	0.93%	4.87%	4.82%	16%	$54,887
2021	$13.46	0.13	3.75	3.88	(0.13)	(0.37)	(0.50)	$16.84	29.28%	0.88%	0.94%	0.80%	0.74%	9%	$55,757
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
I Class
2024(3)	$14.08	0.23	0.13	0.36	(0.26)	—	(0.26)	$14.18	2.56%	0.69%	0.74%	3.36%	3.31%	7%	$71,220
2023	$13.92	0.22	0.89	1.11	(0.23)	(0.72)	(0.95)	$14.08	9.01%	0.69%	0.74%	1.66%	1.61%	14%	$66,910
2022	$16.86	0.81	(2.67)	(1.86)	(0.74)	(0.34)	(1.08)	$13.92	(11.96)%	0.68%	0.73%	5.07%	5.02%	16%	$55,157
2021	$13.47	0.15	3.77	3.92	(0.16)	(0.37)	(0.53)	$16.86	29.59%	0.68%	0.74%	1.00%	0.94%	9%	$78,572
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2024(3)	$14.03	0.23	0.10	0.33	(0.19)	—	(0.19)	$14.17	2.40%	1.14%	1.19%	2.91%	2.86%	7%	$42,519
2023	$13.88	0.16	0.88	1.04	(0.17)	(0.72)	(0.89)	$14.03	8.45%	1.14%	1.19%	1.21%	1.16%	14%	$28,253
2022	$16.81	0.71	(2.64)	(1.93)	(0.66)	(0.34)	(1.00)	$13.88	(12.35)%	1.13%	1.18%	4.62%	4.57%	16%	$23,520
2021	$13.43	0.09	3.75	3.84	(0.09)	(0.37)	(0.46)	$16.81	29.01%	1.13%	1.19%	0.55%	0.49%	9%	$26,722
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425
C Class
2024(3)	$13.87	0.14	0.13	0.27	(0.09)	—	(0.09)	$14.05	1.94%	1.89%	1.94%	2.16%	2.11%	7%	$347
2023	$13.72	0.06	0.88	0.94	(0.07)	(0.72)	(0.79)	$13.87	7.69%	1.89%	1.94%	0.46%	0.41%	14%	$290
2022	$16.62	0.59	(2.62)	(2.03)	(0.53)	(0.34)	(0.87)	$13.72	(13.00)%	1.88%	1.93%	3.87%	3.82%	16%	$248
2021	$13.31	(0.03)	3.71	3.68	—	(0.37)	(0.37)	$16.62	27.97%	1.88%	1.94%	(0.20)%	(0.26)%	9%	$290
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$14.01	0.18	0.13	0.31	(0.16)	—	(0.16)	$14.16	2.21%	1.39%	1.44%	2.66%	2.61%	7%	$121,227
2023	$13.85	0.13	0.89	1.02	(0.14)	(0.72)	(0.86)	$14.01	8.26%	1.39%	1.44%	0.96%	0.91%	14%	$115,828
2022	$16.78	0.70	(2.67)	(1.97)	(0.62)	(0.34)	(0.96)	$13.85	(12.60)%	1.38%	1.43%	4.37%	4.32%	16%	$78,044
2021	$13.41	0.05	3.74	3.79	(0.05)	(0.37)	(0.42)	$16.78	28.65%	1.38%	1.44%	0.30%	0.24%	9%	$62,456
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
R6 Class
2024(3)	$14.13	0.24	0.13	0.37	(0.28)	—	(0.28)	$14.22	2.63%	0.54%	0.62%	3.51%	3.43%	7%	$138,936
2023	$13.97	0.24	0.89	1.13	(0.25)	(0.72)	(0.97)	$14.13	9.15%	0.54%	0.62%	1.81%	1.73%	14%	$135,501
2022	$16.92	0.88	(2.73)	(1.85)	(0.76)	(0.34)	(1.10)	$13.97	(11.84)%	0.53%	0.60%	5.22%	5.15%	16%	$98,298
2021	$13.52	0.17	3.78	3.95	(0.18)	(0.37)	(0.55)	$16.92	29.76%	0.53%	0.62%	1.15%	1.06%	9%	$102,371
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2024(3)	$11.35	0.18	0.10	0.28	(0.18)	(0.01)	(0.19)	$11.44	2.50%	0.89%	0.95%	3.23%	3.17%	8%	$6,983
2023	$10.86	0.15	0.77	0.92	(0.17)	(0.26)	(0.43)	$11.35	9.00%	0.91%	0.97%	1.37%	1.31%	19%	$5,229
2022	$12.89	0.60	(2.09)	(1.49)	(0.52)	(0.02)	(0.54)	$10.86	(12.16)%	0.88%	0.93%	4.77%	4.72%	18%	$3,483
2021(4)	$10.00	0.06	2.93	2.99	(0.10)	—	(0.10)	$12.89	30.02%	0.88%	0.94%	0.33%	0.27%	17%	$2,103
I Class
2024(3)	$11.36	0.19	0.10	0.29	(0.21)	(0.01)	(0.22)	$11.43	2.53%	0.69%	0.75%	3.43%	3.37%	8%	$11,508
2023	$10.87	0.17	0.77	0.94	(0.19)	(0.26)	(0.45)	$11.36	9.22%	0.71%	0.77%	1.57%	1.51%	19%	$8,114
2022	$12.90	0.63	(2.09)	(1.46)	(0.55)	(0.02)	(0.57)	$10.87	(11.97)%	0.68%	0.74%	4.97%	4.91%	18%	$3,324
2021(4)	$10.00	0.03	2.98	3.01	(0.11)	—	(0.11)	$12.90	30.19%	0.68%	0.75%	0.53%	0.46%	17%	$1,901
A Class
2024(3)	$11.33	0.20	0.07	0.27	(0.16)	(0.01)	(0.17)	$11.43	2.34%	1.14%	1.20%	2.98%	2.92%	8%	$5,784
2023	$10.84	0.11	0.78	0.89	(0.14)	(0.26)	(0.40)	$11.33	8.73%	1.16%	1.22%	1.12%	1.06%	19%	$2,534
2022	$12.86	0.57	(2.08)	(1.51)	(0.49)	(0.02)	(0.51)	$10.84	(12.33)%	1.13%	1.18%	4.52%	4.47%	18%	$797
2021(4)	$10.00	0.03	2.92	2.95	(0.09)	—	(0.09)	$12.86	29.63%	1.13%	1.19%	0.08%	0.02%	17%	$271

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$11.29	0.12	0.10	0.22	(0.07)	(0.01)	(0.08)	$11.43	1.94%	1.89%	1.95%	2.23%	2.17%	8%	$135
2023	$10.80	0.04	0.77	0.81	(0.06)	(0.26)	(0.32)	$11.29	7.92%	1.91%	1.97%	0.37%	0.31%	19%	$117
2022	$12.81	0.45	(2.05)	(1.60)	(0.39)	(0.02)	(0.41)	$10.80	(12.98)%	1.88%	1.93%	3.77%	3.72%	18%	$35
2021(4)	$10.00	(0.01)	2.89	2.88	(0.07)	—	(0.07)	$12.81	28.86%	1.88%	1.94%	(0.67)%	(0.73)%	17%	$32
R Class
2024(3)	$11.32	0.15	0.10	0.25	(0.13)	(0.01)	(0.14)	$11.43	2.18%	1.39%	1.45%	2.73%	2.67%	8%	$23,507
2023	$10.83	0.09	0.77	0.86	(0.11)	(0.26)	(0.37)	$11.32	8.46%	1.41%	1.47%	0.87%	0.81%	19%	$18,382
2022	$12.85	0.54	(2.08)	(1.54)	(0.46)	(0.02)	(0.48)	$10.83	(12.57)%	1.38%	1.43%	4.27%	4.22%	18%	$6,927
2021(4)	$10.00	(0.02)	2.95	2.93	(0.08)	—	(0.08)	$12.85	29.44%	1.38%	1.44%	(0.17)%	(0.23)%	17%	$1,688
R6 Class
2024(3)	$11.38	0.19	0.11	0.30	(0.22)	(0.01)	(0.23)	$11.45	2.68%	0.54%	0.62%	3.58%	3.50%	8%	$19,380
2023	$10.89	0.18	0.77	0.95	(0.20)	(0.26)	(0.46)	$11.38	9.37%	0.56%	0.64%	1.72%	1.64%	19%	$17,636
2022	$12.92	0.66	(2.10)	(1.44)	(0.57)	(0.02)	(0.59)	$10.89	(11.81)%	0.53%	0.60%	5.12%	5.05%	18%	$10,883
2021(4)	$10.00	0.06	2.97	3.03	(0.11)	—	(0.11)	$12.92	30.44%	0.53%	0.61%	0.68%	0.60%	17%	$3,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended January 31, 2024 (unaudited).
(4)September 23, 2020 (fund inception) through July 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on September 13, 2023, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, annually following an initial two-year period.

Under the management agreement, the Advisor is paid a management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests (the "Underlying Funds"). Each year the Board of Directors approves a management fee for each Fund based on the portfolio managers’ estimate of the most conservative (i.e., least expensive) allocation of the Fund’s net assets to the Underlying Funds for the coming year. In approving the management agreement, the Board considered the Advisor’s representation that the management fees will be less than or equal to what the Funds would have otherwise paid to the Underlying Funds.

Prior to its consideration of the renewal of the Funds' management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the Funds' management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to the following:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided and to be provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly managed funds;
•the Adviser’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to financial intermediaries by Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held a meeting to consider the renewal. The independent Directors also met on three occasions in private session to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information from the Advisor and an independent data provider, and reviewing information provided in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data provider, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The performance for One Choice In Retirement Portfolio was above the Fund's benchmark for the one-, three-, five- and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The performance for One Choice 2025 Portfolio was above the Fund's benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The performance for One Choice 2030, 2050, and 2055 Portfolios was above each Fund's respective benchmark for the five- and ten-year periods and below their benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Funds were below the median of their peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The performance for One Choice 2060 Portfolio was above the Fund's benchmark for the five-year period and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, and five-year periods. The performance for One Choice 2035, 2040, and 2045 Portfolios was below each Fund's respective benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Funds were below the median of their peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The performance for One Choice 2065 Portfolio was below the Fund's benchmark for the one-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-year period.

The Board discussed the Funds’ performance with the Advisor. The Independent Directors requested, and the Adviser provided additional information relevant to the Independent Directors’ review. This information was supplemented by information requested by the Independent Directors from a third-party provider of industry data. In addition, Adviser personnel met with the Independent Directors and provided additional information and insight that addressed the Independent Directors’ follow-up questions and provided important detail and perspective on fund performance. The discussions included, among other things, the impact of the Funds’ investment strategy and glide path on performance relative to their peers. The Independent Directors found that the Funds’ performance has been consistent over time with their investment policies and construction given market conditions, noting that fund shareholders have generally selected these products based on their specific investment approach and understand the unique characteristics of the Funds’ glide path and approach to helping investors meet their investment objectives. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The

Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peer expense universe and a narrower set of its expense group peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Adviser the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to One Choice In Retirement Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, A, C, and R Classes, 0.06% for I Class, and 0.10% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.79% to 0.74%) for at least one year, beginning December 1, 2023. The unified fee charged to One Choice 2025 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C, and R Classes, 0.04% for I Class, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.79% to 0.76%) for at least one year, beginning December 1, 2023. The unified fee charged to One Choice 2030 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C, and R Classes, 0.04% for I Class, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.81% to 0.78%) for at least one year, beginning December 1, 2023. The unified fee charged to One Choice 2035 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C, and R Classes, 0.04% for I Class, and 0.07% for R6 Class (e.g., the Investor Class

unified fee will be reduced from 0.84% to 0.81%) for at least one year, beginning December 1, 2023. The unified fee charged to One Choice 2040 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, I, A, C, and R Classes, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.87% to 0.83%) for at least one year, beginning December 1, 2023. The unified fee charged to One Choice 2045 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C, and R Classes, 0.04% for I Class, and 0.06% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.89% to 0.86%) for at least one year, beginning December 1, 2023. The unified fee charged to One Choice 2050 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C, and R Classes, 0.04% for I Class, and 0.06% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.91% to 0.88%) for at least one year, beginning December 1, 2023. The unified fee charged to One Choice 2055 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, I, A, C, and R Classes, and 0.07% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.93% to 0.88%) for at least one year, beginning December 1, 2023. The unified fee charged to One Choice 2060 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.06% for Investor, I, A, C, and R Classes, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.94% to 0.88%) for at least one year, beginning December 1, 2023. The unified fee charged to One Choice 2065 Portfolio under the agreement was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.07% for Investor, I, A, C, and R Classes, and 0.08% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.95% to 0.88%) for at least one year, beginning December 1, 2023. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement with the Funds are fair and reasonable and that the management fee charged to each Fund is reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. These portfolio holdings are available on the funds' website at
americancentury.com and, upon request, by calling 1-800-345-2021. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91633 2403

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 27, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2024